UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: October 31, 2022

*This Form N-CSR pertains to the following series of the Registrant: MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
October 31, 2022
MFS®  Corporate Bond Fund
MFB-SEM

MFS® Corporate Bond Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, and evolving geopolitical tensions. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The U.S. Federal Reserve has made it clear that rates must move higher and tighter policy must be sustained to restore price stability and that this will likely bring some pain to households and businesses. Against that backdrop, richly valued, interest rate–sensitive growth equities have been hit particularly hard by rising interest rates. Volatility in fixed income and currency markets has picked up, with fiscal policy missteps in the United Kingdom leading to a crisis of market confidence that ultimately resulted in the ouster of Prime Minister Liz Truss. That episode could forewarn other governments to avoid policy overreach.
There are, however, encouraging signs for the markets. China has modestly relaxed its zero-COVID policy, and cases globally, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and global supply chain bottlenecks are easing, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
December 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
Investment Grade Corporates	74.8%
High Yield Corporates	8.6%
U.S. Treasury Securities	2.3%
Emerging Markets Bonds	5.1%
Commercial Mortgage-Backed Securities	1.8%
Municipal Bonds	0.4%
Collateralized Debt Obligations	0.9%
Non-U.S. Government Bonds	0.9%
Asset-Backed Securities (o)	0.0%
Composition including fixed income credit quality (a)(i)
AAA	3.0%
AA	5.5%
A	26.9%
BBB	47.3%
BB	7.6%
B	2.0%
CCC	0.2%
U.S. Government	4.2%
Not Rated	(1.9)%
Cash & Cash Equivalents	3.3%
Other	1.9%
Portfolio facts
Average Duration (d)	6.8
Average Effective Maturity (m)	10.8 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency.
The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
2

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of October 31, 2022.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
May 1, 2022 through October 31, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2022 through October 31, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/22	Ending Account Value 10/31/22	Expenses Paid During Period (p) 5/01/22-10/31/22
A	Actual	0.77%	$1,000.00	$916.96	$3.72
	Hypothetical (h)	0.77%	$1,000.00	$1,021.32	$3.92
B	Actual	1.52%	$1,000.00	$914.03	$7.33
	Hypothetical (h)	1.52%	$1,000.00	$1,017.54	$7.73
C	Actual	1.52%	$1,000.00	$913.95	$7.33
	Hypothetical (h)	1.52%	$1,000.00	$1,017.54	$7.73
I	Actual	0.51%	$1,000.00	$918.77	$2.47
	Hypothetical (h)	0.51%	$1,000.00	$1,022.63	$2.60
R1	Actual	1.52%	$1,000.00	$914.03	$7.33
	Hypothetical (h)	1.52%	$1,000.00	$1,017.54	$7.73
R2	Actual	1.01%	$1,000.00	$916.59	$4.88
	Hypothetical (h)	1.01%	$1,000.00	$1,020.11	$5.14
R3	Actual	0.76%	$1,000.00	$917.76	$3.67
	Hypothetical (h)	0.76%	$1,000.00	$1,021.37	$3.87
R4	Actual	0.52%	$1,000.00	$918.93	$2.52
	Hypothetical (h)	0.52%	$1,000.00	$1,022.58	$2.65
R6	Actual	0.42%	$1,000.00	$919.22	$2.03
	Hypothetical (h)	0.42%	$1,000.00	$1,023.09	$2.14
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
5

Portfolio of Investments
10/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 95.7%
Aerospace & Defense – 2.0%
Boeing Co., 5.15%, 5/01/2030	$31,111,000	$28,746,074
Boeing Co., 5.805%, 5/01/2050	13,657,000	11,745,805
General Dynamics Corp., 3.625%, 4/01/2030	13,022,000	11,834,832
Raytheon Technologies Corp., 1.9%, 9/01/2031	8,393,000	6,361,311
Raytheon Technologies Corp., 2.375%, 3/15/2032	12,664,000	9,880,094
Raytheon Technologies Corp., 3.03%, 3/15/2052	12,664,000	8,072,946
		$76,641,062
Apparel Manufacturers – 0.5%
Tapestry, Inc., 4.125%, 7/15/2027	$2,710,000	$2,451,558
Tapestry, Inc., 3.05%, 3/15/2032	25,283,000	18,601,652
		$21,053,210
Asset-Backed & Securitized – 2.7%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.031%, 11/15/2054 (i)	$113,080,659	$6,744,131
ACREC 2021-FL1 Ltd., “A”, FLR, 4.593% (LIBOR - 1mo. + 1.15%), 10/16/2036 (n)	18,928,000	18,011,412
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 5.112% (LIBOR - 1mo. + 1.7%), 11/15/2036 (n)	4,841,000	4,570,138
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.232% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	338,250	406,015
BDS 2021-FL7 Ltd., “B”, FLR, 4.943% (LIBOR - 1mo. + 1.5%), 6/16/2036 (n)	4,505,000	4,196,079
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.267%, 7/15/2054 (i)	200,075,619	14,246,444
JPMorgan Chase Commercial Mortgage Securities Corp., 5.643%, 7/15/2042 (n)	510,865	417,045
KREF 2018-FT1 Ltd., “A”, FLR, 4.482% (LIBOR - 1mo. + 1.1%), 2/15/2039 (n)	8,257,000	7,978,747
KREF 2018-FT1 Ltd., “AS”, FLR, 4.712% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)	9,074,500	8,402,406
Lehman Brothers Commercial Conduit Mortgage Trust, 0.815%, 2/18/2030 (i)	28,919	0
PFP III 2021-8 Ltd., “A”, FLR, 4.412% (LIBOR - 1mo. + 1%), 8/09/2037 (n)	14,431,663	13,826,875
PFP III 2021-8 Ltd., “AS”, FLR, 4.662% (LIBOR - 1mo. + 1.25%), 8/09/2037 (n)	17,557,000	16,447,889
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 4.586% (LIBOR - 1mo. + 1%), 4/25/2038 (z)	$10,368,060	$9,813,908
		$105,061,089
Automotive – 0.9%
Hyundai Capital America, 1.8%, 1/10/2028 (n)	$8,000,000	$6,280,854
Hyundai Capital America, 2%, 6/15/2028 (n)	31,014,000	24,131,345
Hyundai Capital America, 6.375%, 4/08/2030 (n)	2,929,000	2,854,230
		$33,266,429
Broadcasting – 2.1%
Discovery Communications LLC, 4%, 9/15/2055	$8,715,000	$4,972,591
Discovery, Inc., 4.125%, 5/15/2029	7,075,000	5,975,182
Discovery, Inc., 5.3%, 5/15/2049	9,152,000	6,592,593
Magallanes, Inc., 4.279%, 3/15/2032 (n)	12,860,000	10,387,643
Magallanes, Inc., 5.391%, 3/15/2062 (n)	12,184,000	8,498,889
Prosus N.V., 3.832%, 2/08/2051 (n)	16,220,000	8,562,224
Walt Disney Co., 3.5%, 5/13/2040	34,682,000	26,485,767
Walt Disney Co., 3.6%, 1/13/2051	12,408,000	9,034,759
		$80,509,648
Brokerage & Asset Managers – 1.5%
Brookfield Finance, Inc., 2.34%, 1/30/2032	$25,919,000	$18,910,083
Charles Schwab Corp., 1.95%, 12/01/2031	9,631,000	7,199,717
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	24,198,000	19,373,887
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	10,946,000	7,924,203
Intercontinental Exchange, Inc., 3%, 9/15/2060	11,809,000	6,825,933
		$60,233,823
Building – 0.3%
Vulcan Materials Co., 3.5%, 6/01/2030	$379,000	$322,125
Vulcan Materials Co., 4.5%, 6/15/2047	15,485,000	12,028,275
		$12,350,400
Business Services – 3.5%
Equifax, Inc., 3.1%, 5/15/2030	$10,062,000	$8,218,241
Equifax, Inc., 2.35%, 9/15/2031	35,656,000	26,372,209
Equinix, Inc., 2.625%, 11/18/2024	12,928,000	12,176,883
Equinix, Inc., 2.5%, 5/15/2031	22,738,000	17,314,645
Equinix, Inc., 3%, 7/15/2050	8,061,000	4,670,606
Fiserv, Inc., 2.25%, 6/01/2027	18,340,000	15,860,276
Fiserv, Inc., 4.4%, 7/01/2049	13,643,000	10,257,673
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	28,959,000	23,456,645
Visa, Inc., 4.15%, 12/14/2035	12,578,000	11,329,828
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Visa, Inc., 3.65%, 9/15/2047	$9,718,000	$7,393,563
		$137,050,569
Cable TV – 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$4,547,000	$4,153,069
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	25,141,000	19,338,946
Comcast Corp., 1.95%, 1/15/2031	3,102,000	2,404,651
Comcast Corp., 2.887%, 11/01/2051	25,068,000	15,059,766
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	20,836,000	17,049,863
Time Warner Cable, Inc., 4.5%, 9/15/2042	5,172,000	3,531,577
		$61,537,872
Chemicals – 0.1%
RPM International, Inc., 4.55%, 3/01/2029	$3,753,000	$3,395,133
RPM International, Inc., 4.25%, 1/15/2048	1,900,000	1,350,975
		$4,746,108
Computer Software – 0.9%
Cisco Systems, Inc., 5.5%, 1/15/2040	$6,838,000	$6,683,399
Microsoft Corp., 3.45%, 8/08/2036	9,522,000	8,159,134
Microsoft Corp., 2.525%, 6/01/2050	15,025,000	9,425,602
VeriSign, Inc., 4.75%, 7/15/2027	12,007,000	11,511,751
		$35,779,886
Computer Software - Systems – 0.9%
Apple, Inc., 2.05%, 9/11/2026 (f)	$16,887,000	$15,268,028
Apple, Inc., 1.7%, 8/05/2031	4,970,000	3,854,364
Apple, Inc., 3.85%, 8/04/2046	8,346,000	6,649,052
Apple, Inc., 2.7%, 8/05/2051	14,930,000	9,381,587
		$35,153,031
Conglomerates – 1.5%
Otis Worldwide Corp., 2.565%, 2/15/2030	$35,101,000	$28,611,433
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	5,611,000	5,208,030
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	25,995,000	24,180,131
		$57,999,594
Consumer Products – 1.1%
Hasbro, Inc., 3.9%, 11/19/2029	$22,915,000	$19,767,420
Mattel, Inc., 3.75%, 4/01/2029 (n)	27,311,000	23,568,096
		$43,335,516
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.5%
Booking Holdings, Inc., 3.6%, 6/01/2026	$18,768,000	$17,720,713
Booking Holdings, Inc., 3.55%, 3/15/2028	2,201,000	1,995,904
		$19,716,617
Electrical Equipment – 1.4%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$11,461,000	$10,195,604
Ciena Corp., 4%, 1/31/2030 (n)	24,699,000	20,870,655
Commscope, Inc., 4.75%, 9/01/2029 (n)	28,608,000	24,197,625
		$55,263,884
Electronics – 2.9%
Broadcom, Inc., 3.469%, 4/15/2034 (n)	$18,382,000	$13,759,052
Lam Research Corp., 1.9%, 6/15/2030	3,948,000	3,097,818
Lam Research Corp., 4.875%, 3/15/2049	7,369,000	6,496,734
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.15%, 5/01/2027	8,214,000	7,265,619
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.5%, 5/11/2031	15,364,000	11,555,064
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.25%, 5/11/2041	18,128,000	11,773,379
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.125%, 2/15/2042	15,080,000	9,466,337
Qualcomm, Inc., 3.25%, 5/20/2027	8,045,000	7,474,317
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	24,078,000	20,712,136
Sensata Technologies, Inc., 3.75%, 2/15/2031 (n)	3,352,000	2,669,030
TSMC Arizona Corp., 3.875%, 4/22/2027	8,004,000	7,495,536
TSMC Arizona Corp., 3.125%, 10/25/2041	15,915,000	10,985,454
		$112,750,476
Emerging Market Quasi-Sovereign – 0.9%
Korea Hydro & Nuclear Power Co. Ltd., 4.25%, 7/27/2027 (n)	$21,936,000	$20,592,189
Qatar Petroleum, 3.125%, 7/12/2041 (n)	22,244,000	15,766,547
		$36,358,736
Emerging Market Sovereign – 0.3%
United Mexican States, 4.28%, 8/14/2041	$14,843,000	$10,740,231
Energy - Independent – 0.5%
EQT Corp., 3.625%, 5/15/2031 (n)	$8,166,000	$6,793,132
Hess Corp., 5.8%, 4/01/2047	13,418,000	12,166,565
		$18,959,697
Energy - Integrated – 1.4%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$6,943,000	$5,376,766
BP Capital Markets America, Inc., 3.001%, 3/17/2052	5,851,000	3,623,946
Cenovus Energy, Inc., 2.65%, 1/15/2032	17,560,000	13,544,115
Cenovus Energy, Inc., 6.75%, 11/15/2039	1,684,000	1,656,569
Cenovus Energy, Inc., 3.75%, 2/15/2052	3,132,000	2,086,741
Eni S.p.A., 4.75%, 9/12/2028 (n)	14,052,000	13,063,224
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – continued
Eni S.p.A., 4.25%, 5/09/2029 (n)	$18,279,000	$16,385,514
		$55,736,875
Entertainment – 0.5%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	$26,029,000	$20,694,356
Financial Institutions – 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	$24,891,000	$21,644,757
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	7,581,000	5,689,930
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041	6,037,000	4,012,528
Air Lease Corp., 2.875%, 1/15/2032	26,184,000	19,557,219
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	757,000	695,605
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	11,590,000	10,188,637
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	13,674,000	11,171,239
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	23,742,000	18,148,774
		$91,108,689
Food & Beverages – 2.9%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$8,822,000	$7,533,135
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058	15,286,000	12,418,419
Constellation Brands, Inc., 2.25%, 8/01/2031	21,758,000	16,660,962
Constellation Brands, Inc., 3.75%, 5/01/2050	5,973,000	4,168,570
Diageo Capital PLC, 2.375%, 10/24/2029	11,730,000	9,721,718
Diageo Capital PLC, 2%, 4/29/2030	11,475,000	9,121,300
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	8,667,000	7,900,477
JBS USA Lux S.A./JBS USA Finance, Inc., 3.75%, 12/01/2031 (n)	8,667,000	6,798,018
Kraft Heinz Foods Co., 4.875%, 10/01/2049	12,944,000	10,783,869
Kraft Heinz Foods Co., 5.5%, 6/01/2050	12,522,000	11,468,740
SYSCO Corp., 2.4%, 2/15/2030	4,205,000	3,402,169
SYSCO Corp., 2.45%, 12/14/2031	8,332,000	6,500,765
SYSCO Corp., 4.45%, 3/15/2048	9,063,000	7,046,984
		$113,525,126
Gaming & Lodging – 2.4%
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	$28,373,000	$22,592,001
Marriott International, Inc., 4%, 4/15/2028	31,912,000	28,776,713
Marriott International, Inc., 2.85%, 4/15/2031	17,655,000	13,736,692
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	4,173,000	3,801,061
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/2030 (n)	7,346,000	6,068,122
VICI Properties LP, REIT, 4.75%, 2/15/2028	19,861,000	18,099,036
		$93,073,625
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 0.4%
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	$16,695,000	$13,953,713
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)	2,707,000	2,029,221
		$15,982,934
Insurance - Health – 1.6%
Humana, Inc., 2.15%, 2/03/2032	$8,302,000	$6,245,115
Humana, Inc., 4.95%, 10/01/2044	13,471,000	11,512,740
UnitedHealth Group, Inc., 5.3%, 2/15/2030	11,253,000	11,251,156
UnitedHealth Group, Inc., 4.625%, 7/15/2035	18,120,000	16,639,633
UnitedHealth Group, Inc., 3.5%, 8/15/2039	6,918,000	5,314,779
UnitedHealth Group, Inc., 5.875%, 2/15/2053	11,845,000	12,088,935
		$63,052,358
Insurance - Property & Casualty – 1.6%
Aon Corp., 3.75%, 5/02/2029	$25,796,000	$22,969,234
Aon Corp./Aon Global Holdings PLC, 2.05%, 8/23/2031	13,364,000	9,965,861
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	3,253,000	2,515,479
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032 (n)	32,074,000	29,043,969
		$64,494,543
International Market Quasi-Sovereign – 0.4%
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	$19,995,000	$15,107,407
International Market Sovereign – 0.5%
Government of Bermuda, 5%, 7/15/2032 (n)	$21,773,000	$20,173,459
Machinery & Tools – 0.8%
CNH Industrial Capital LLC, 5.45%, 10/14/2025	$17,462,000	$17,269,450
CNH Industrial Capital LLC, 3.85%, 11/15/2027	14,189,000	12,845,246
		$30,114,696
Major Banks – 18.8%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)	$23,146,000	$16,119,920
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	15,143,000	11,897,376
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR + 1.21%) to 10/20/2032	8,320,000	6,276,951
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR - 1 day + 1.93%) to 6/19/2041	33,510,000	21,200,986
Bank of America Corp., 3.311% to 4/22/2041, FLR (SOFR - 1 day + 1.58%) to 4/22/2042	33,183,000	22,961,880
Bank of New York Mellon Corp., 5.802% to 10/25/2027, FLR (SOFR - 1 day + 1.802%) to 10/25/2028	15,798,000	15,900,839
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bank of New York Mellon Corp., 5.834% to 10/25/2032, FLR (SOFR - 1 day + 2.074%) to 10/25/2033	$11,847,000	$11,864,019
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	29,866,000	21,146,802
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	12,534,000	10,071,400
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	24,424,000	15,341,852
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	26,499,000	22,319,877
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	18,400,000	14,633,052
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	34,721,000	26,286,400
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	12,528,000	9,811,811
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	30,595,000	21,790,923
HSBC Holdings PLC, 2.871% to 11/22/2031, FLR (SOFR - 1 day + 1.41%) to 11/22/2032	17,186,000	12,192,494
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	13,000,000	11,876,085
JPMorgan Chase & Co., 3.54%, 5/01/2028	18,887,000	16,985,975
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	26,194,000	19,767,418
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	18,149,000	13,222,449
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	8,042,000	6,769,920
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	15,409,000	11,346,047
Morgan Stanley, 0.985% to 12/10/2025, FLR (SOFR - 1 day + 0.72%) to 12/10/2026	11,246,000	9,623,831
Morgan Stanley, 4.431% to 1/23/2029, FLR (LIBOR - 3mo. + 1.63%) to 1/23/2030	8,224,000	7,504,424
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	38,393,000	30,743,134
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	41,896,000	35,622,990
Morgan Stanley, 3.217% to 4/22/2041, FLR (SOFR - 1 day + 1.485%) to 4/22/2042	2,556,000	1,737,469
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	30,295,000	22,447,066
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	39,033,000	32,880,985
Royal Bank of Canada, 2.3%, 11/03/2031	34,661,000	26,376,304
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Société Générale S.A., 2.797% to 1/19/2027, FLR (CMT - 1yr. + 1.3%) to 1/19/2028 (n)	$6,283,000	$5,202,967
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	29,330,000	20,887,761
Toronto Dominion Bank, 4.108%, 6/08/2027	14,123,000	13,228,271
Toronto Dominion Bank, 2%, 9/10/2031	41,319,000	30,635,362
Toronto Dominion Bank, 4.456%, 6/08/2032	4,816,000	4,328,082
Toronto-Dominion Bank, 4.693%, 9/15/2027	15,916,000	15,244,886
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	14,856,000	11,854,431
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	11,560,000	7,084,402
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	24,966,000	17,342,632
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	13,700,000	11,747,897
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	4,551,000	3,722,970
Wells Fargo & Co., 3.908% to 4/25/2025, FLR (SOFR - 1 day + 1.32%) to 4/25/2026	35,752,000	34,063,730
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	64,282,000	51,820,727
		$733,884,797
Medical & Health Technology & Services – 2.2%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$26,216,000	$21,084,530
Alcon, Inc., 3.8%, 9/23/2049 (n)	9,925,000	6,830,600
Becton, Dickinson and Co., 2.823%, 5/20/2030	5,566,000	4,641,250
Becton, Dickinson and Co., 4.298%, 8/22/2032	3,494,000	3,161,040
Becton, Dickinson and Co., 4.685%, 12/15/2044	6,838,000	5,747,629
Becton, Dickinson and Co., 4.669%, 6/06/2047	17,690,000	14,803,139
HCA, Inc., 5.875%, 2/01/2029	17,391,000	16,975,888
Thermo Fisher Scientific, Inc., 2%, 10/15/2031	8,016,000	6,288,724
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	7,023,000	4,850,706
		$84,383,506
Medical Equipment – 0.5%
Boston Scientific Corp., 2.65%, 6/01/2030	$9,471,000	$7,822,007
Danaher Corp., 2.6%, 10/01/2050	22,327,000	13,399,064
		$21,221,071
Metals & Mining – 2.8%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$11,184,000	$9,067,526
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	22,275,000	17,088,771
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	13,073,000	10,048,368
13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	$8,988,000	$6,921,330
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)	2,794,000	2,621,890
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	15,286,000	14,213,343
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	15,250,000	12,120,700
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	8,339,000	6,415,654
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	17,132,000	13,261,981
Novelis Corp., 4.75%, 1/30/2030 (n)	20,408,000	17,337,515
		$109,097,078
Midstream – 3.8%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$10,673,000	$9,295,584
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	1,103,000	953,544
Energy Transfer LP, 4%, 10/01/2027	8,335,000	7,539,573
Energy Transfer LP, 3.75%, 5/15/2030	8,604,000	7,313,344
Energy Transfer LP, 5%, 5/15/2050	11,590,000	8,800,866
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	16,502,000	14,026,700
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	30,534,072	27,679,030
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	12,899,932	10,503,116
Plains All American Pipeline, 4.9%, 2/15/2045	8,649,000	6,279,139
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/2025	8,441,000	8,158,725
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	12,959,000	10,798,544
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	13,455,000	12,268,760
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	5,013,000	4,572,296
Targa Resources Corp., 4.2%, 2/01/2033	5,160,000	4,307,620
Targa Resources Corp., 4.95%, 4/15/2052	20,184,000	15,144,817
		$147,641,658
Municipals – 0.4%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$9,830,000	$7,540,066
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	8,380,000	7,589,484
		$15,129,550
Natural Gas - Distribution – 0.1%
NiSource, Inc., 5.65%, 2/01/2045	$3,597,000	$3,257,479
Natural Gas - Pipeline – 0.4%
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	$5,122,000	$4,690,694
APT Pipelines Ltd., 5%, 3/23/2035 (n)	12,850,000	11,117,148
		$15,807,842
14

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 0.4%
AT&T, Inc., 2.75%, 6/01/2031		$16,934,000	$13,547,997
Verizon Communications, Inc., 2.1%, 3/22/2028		4,562,000	3,833,834
			$17,381,831
Oils – 0.4%
Puma International Financing S.A., 5%, 1/24/2026		$17,131,000	$15,203,762
Other Banks & Diversified Financials – 0.9%
American Express Co., 4.989% to 5/26/2032, FLR (SOFR - 1 day + 2.255%) to 5/26/2033		$21,439,000	$19,450,980
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		5,146,000	4,830,427
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)		11,682,000	9,812,880
			$34,094,287
Pharmaceuticals – 0.4%
AstraZeneca PLC, 1.375%, 8/06/2030		$8,756,000	$6,695,193
Merck & Co., Inc., 2.75%, 12/10/2051		7,976,000	5,067,120
Pfizer, Inc., 2.55%, 5/28/2040		7,976,000	5,519,254
			$17,281,567
Pollution Control – 0.3%
Waste Connections, Inc., 4.2%, 1/15/2033		$14,186,000	$12,828,806
Railroad & Shipping – 0.6%
Canadian Pacific Railway Co., 3%, 12/02/2041		$5,600,000	$3,880,930
Canadian Pacific Railway Co., 3.1%, 12/02/2051		14,624,000	9,302,545
Wabtec Transportation Netherlands B.V., 1.25%, 12/03/2027	EUR	13,732,000	11,098,131
			$24,281,606
Real Estate - Apartment – 0.4%
American Homes 4 Rent LP, REIT, 2.375%, 7/15/2031		$17,332,000	$12,777,905
American Homes 4 Rent LP, REIT, 3.375%, 7/15/2051		6,347,000	3,722,925
			$16,500,830
Real Estate - Office – 0.9%
Corporate Office Property LP, REIT, 2%, 1/15/2029		$18,241,000	$13,605,735
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		27,392,000	19,792,402
			$33,398,137
Real Estate - Other – 1.0%
EPR Properties, REIT, 3.6%, 11/15/2031		$12,888,000	$8,700,670
Lexington Realty Trust Co., 2.375%, 10/01/2031		22,937,000	16,578,280
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032		17,047,000	12,511,230
			$37,790,180
15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Retail – 1.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$3,022,000	$2,588,768
Brixmor Operating Partnership LP, REIT, 2.5%, 8/16/2031	14,923,000	10,692,826
Spirit Realty, LP, REIT, 4.45%, 9/15/2026	6,660,000	6,207,975
Spirit Realty, LP, REIT, 3.2%, 2/15/2031	10,444,000	7,975,042
STORE Capital Corp., REIT, 2.7%, 12/01/2031	20,734,000	15,676,440
		$43,141,051
Restaurants – 0.6%
Starbucks Corp., 3%, 2/14/2032	$30,637,000	$25,354,931
Retailers – 2.1%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$18,119,000	$11,799,321
Amazon.com, Inc., 3.6%, 4/13/2032	20,868,000	18,684,099
AutoZone, Inc., 4.75%, 8/01/2032	10,050,000	9,341,266
Home Depot, Inc., 3.3%, 4/15/2040	19,715,000	14,758,508
MercadoLibre, Inc., 3.125%, 1/14/2031	21,974,000	15,885,224
Nordstrom, Inc., 4.25%, 8/01/2031	15,709,000	11,404,734
		$81,873,152
Specialty Chemicals – 0.4%
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	$12,028,000	$9,039,474
International Flavors & Fragrances, Inc., 3.268%, 11/15/2040 (n)	12,028,000	8,016,717
		$17,056,191
Specialty Stores – 0.6%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$15,280,000	$11,598,153
DICK'S Sporting Goods, 4.1%, 1/15/2052	17,941,000	10,939,155
		$22,537,308
Telecommunications - Wireless – 3.6%
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	$24,203,000	$14,814,656
Crown Castle International Corp., REIT, 4%, 3/01/2027	9,286,000	8,590,933
Crown Castle, Inc., REIT, 4.45%, 2/15/2026	10,709,000	10,251,640
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	8,862,000	8,013,984
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	15,857,000	11,887,502
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)	11,639,000	9,909,347
Rogers Communications, Inc., 4.5%, 3/15/2042 (n)	12,354,000	9,791,402
Rogers Communications, Inc., 4.55%, 3/15/2052 (n)	13,360,000	10,321,349
T-Mobile USA, Inc., 2.05%, 2/15/2028	18,236,000	15,134,997
T-Mobile USA, Inc., 3%, 2/15/2041	30,674,000	20,627,928
Vodafone Group PLC, 4.125% to 6/04/2031, FLR (CMT - 1yr. + 2.767%) to 6/04/2051, FLR (CMT - 1yr. + 3.517%) to 6/04/2081	28,683,000	20,343,705
		$139,687,443
16

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$4,480,000	$4,575,701
U.S. Treasury Obligations – 4.2%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$95,964,000	$70,068,714
U.S. Treasury Bonds, 2.875%, 5/15/2052	34,828,600	27,030,259
U.S. Treasury Notes, 2.625%, 4/15/2025	12,368,000	11,842,843
U.S. Treasury Notes, 4.125%, 9/30/2027	9,702,000	9,648,942
U.S. Treasury Notes, 3.875%, 9/30/2029	46,297,000	45,472,335
		$164,063,093
Utilities - Electric Power – 7.8%
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	$5,287,000	$4,104,859
CenterPoint Energy, Inc., 2.65%, 6/01/2031	17,210,000	13,631,879
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	25,541,000	21,092,727
Duke Energy Corp., 3.3%, 6/15/2041	9,512,000	6,439,985
Duke Energy Corp., 3.75%, 9/01/2046	21,247,000	14,600,876
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	16,585,000	15,025,090
Enel Finance International N.V., 5%, 6/15/2032 (n)	5,776,000	4,829,082
Evergy, Inc., 2.9%, 9/15/2029	28,950,000	23,908,001
FirstEnergy Corp., 4.4%, 7/15/2027	14,231,000	13,364,474
FirstEnergy Corp., 2.65%, 3/01/2030	12,338,000	9,974,286
FirstEnergy Corp., 3.4%, 3/01/2050	29,978,000	18,623,832
Florida Power & Light Co., 2.85%, 4/01/2025	8,281,000	7,861,034
Florida Power & Light Co., 2.45%, 2/03/2032	16,909,000	13,610,308
Florida Power & Light Co., 3.95%, 3/01/2048	8,281,000	6,408,201
Georgia Power Co., 5.125%, 5/15/2052	13,035,000	11,662,968
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	26,559,000	20,666,088
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	2,720,000	2,098,635
NextEra Energy Capital Holdings, Inc., 3.8% to 3/15/2027, FLR (CMT - 5yr. + 2.547%) to 3/15/2082	16,087,000	12,256,898
Pacific Gas & Electric Co., 5.45%, 6/15/2027	9,661,000	9,109,563
Pacific Gas & Electric Co., 2.5%, 2/01/2031	27,538,000	20,576,630
Southern California Edison Co., 4.5%, 9/01/2040	7,827,000	6,220,392
Southern California Edison Co., 3.65%, 2/01/2050	21,387,000	14,297,998
Southern Co., 3.7%, 4/30/2030	23,946,000	20,897,523
Virginia Electric & Power Co., 2.875%, 7/15/2029	11,354,000	9,750,331
Xcel Energy, Inc., 4.6%, 6/01/2032	6,057,000	5,578,607
		$306,590,267
Total Bonds (Identified Cost, $4,655,301,368)		$3,745,635,070
17

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 3.4%
Money Market Funds – 3.4%
MFS Institutional Money Market Portfolio, 3.02% (v) (Identified Cost, $132,380,259)	132,386,731	$132,386,731

Other Assets, Less Liabilities – 0.9%		35,935,585
Net Assets – 100.0%		$3,913,957,386

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $132,386,731 and $3,745,635,070, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,073,764,292, representing 27.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 4.586% (LIBOR - 1mo. + 1%), 4/25/2038	2/14/2022	$10,280,967	$9,813,908
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
18

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 10/31/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	11,165,856	EUR	11,339,003	HSBC Bank	1/20/2023	$(116,393)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Short	USD	1,094	$116,613,563	December – 2022	$5,067,310
U.S. Treasury Ultra Note 10 yr	Short	USD	5,534	641,857,531	December – 2022	52,033,988
						$57,101,298
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	2,484	$507,686,905	December – 2022	$(10,556,970)
U.S. Treasury Ultra Bond	Long	USD	1,375	175,527,344	December – 2022	(27,687,057)
						$(38,244,027)
At October 31, 2022, the fund had liquid securities with an aggregate value of $14,051,988 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
19

Financial Statements
Statement of Assets and Liabilities
At 10/31/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $4,655,301,368)	$3,745,635,070
Investments in affiliated issuers, at value (identified cost, $132,380,259)	132,386,731
Cash	34,488
Receivables for
Net daily variation margin on open futures contracts	795,144
Investments sold	2,030,636
Fund shares sold	4,989,655
Interest and dividends	38,013,919
Other assets	9,957
Total assets	$3,923,895,600
Liabilities
Payables for
Distributions	$578,769
Forward foreign currency exchange contracts	116,393
Fund shares reacquired	7,912,340
Payable to affiliates
Investment adviser	158,845
Administrative services fee	6,471
Shareholder servicing costs	887,985
Distribution and service fees	52,518
Payable for independent Trustees' compensation	1,007
Accrued expenses and other liabilities	223,886
Total liabilities	$9,938,214
Net assets	$3,913,957,386
Net assets consist of
Paid-in capital	$5,014,252,620
Total distributable earnings (loss)	(1,100,295,234)
Net assets	$3,913,957,386
Shares of beneficial interest outstanding	341,376,297
20

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,632,621,333	142,299,927	$11.47
Class B	4,635,352	404,807	11.45
Class C	47,205,519	4,127,535	11.44
Class I	780,932,325	68,145,569	11.46
Class R1	3,548,508	310,001	11.45
Class R2	17,351,546	1,512,014	11.48
Class R3	24,663,659	2,148,589	11.48
Class R4	54,563,953	4,754,287	11.48
Class R6	1,348,435,191	117,673,568	11.46

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.98 [100 / 95.75 x $11.47]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
21

Financial Statements
Statement of Operations
Six months ended 10/31/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$84,303,425
Other	3,097,414
Dividends from affiliated issuers	1,297,503
Total investment income	$88,698,342
Expenses
Management fee	$8,529,497
Distribution and service fees	2,745,427
Shareholder servicing costs	1,633,698
Administrative services fee	352,596
Independent Trustees' compensation	37,810
Custodian fee	114,631
Shareholder communications	190,961
Audit and tax fees	41,145
Legal fees	12,683
Miscellaneous	162,562
Total expenses	$13,821,010
Fees paid indirectly	(4,305)
Reduction of expenses by investment adviser and distributor	(314,899)
Net expenses	$13,501,806
Net investment income (loss)	$75,196,536
22

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(201,636,261)
Affiliated issuers	(11,465)
Futures contracts	25,000,634
Forward foreign currency exchange contracts	862,614
Foreign currency	2,594
Net realized gain (loss)	$(175,781,884)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(254,517,682)
Affiliated issuers	4,453
Futures contracts	(11,356,049)
Forward foreign currency exchange contracts	(116,393)
Translation of assets and liabilities in foreign currencies	(6,386)
Net unrealized gain (loss)	$(265,992,057)
Net realized and unrealized gain (loss)	$(441,773,941)
Change in net assets from operations	$(366,577,405)
See Notes to Financial Statements
23

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22
Change in net assets
From operations
Net investment income (loss)	$75,196,536	$150,649,479
Net realized gain (loss)	(175,781,884)	109,200,748
Net unrealized gain (loss)	(265,992,057)	(875,412,250)
Change in net assets from operations	$(366,577,405)	$(615,562,023)
Total distributions to shareholders	$(73,513,858)	$(339,039,916)
Change in net assets from fund share transactions	$(543,948,648)	$(278,898,348)
Total change in net assets	$(984,039,911)	$(1,233,500,287)
Net assets
At beginning of period	4,897,997,297	6,131,497,584
At end of period	$3,913,957,386	$4,897,997,297
See Notes to Financial Statements
24

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$12.71	$15.09	$14.88	$13.93	$13.52	$13.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.35	$0.37	$0.42	$0.43	$0.41
Net realized and unrealized gain (loss)	(1.25)	(1.92)	0.37	0.96	0.41	(0.39)
Total from investment operations	$(1.05)	$(1.57)	$0.74	$1.38	$0.84	$0.02
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.36)	$(0.39)	$(0.43)	$(0.43)	$(0.42)
From net realized gain	—	(0.45)	(0.14)	—	—	—
Total distributions declared to shareholders	$(0.19)	$(0.81)	$(0.53)	$(0.43)	$(0.43)	$(0.42)
Net asset value, end of period (x)	$11.47	$12.71	$15.09	$14.88	$13.93	$13.52
Total return (%) (r)(s)(t)(x)	(8.30)(n)	(11.00)	4.94	10.00	6.39	0.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78(a)	0.76	0.77	0.79	0.79	0.80
Expenses after expense reductions (f)	0.77(a)	0.75	0.75	0.77	0.78	0.79
Net investment income (loss)	3.22(a)	2.38	2.42	2.91	3.16	2.95
Portfolio turnover	18(n)	54	37	36	38	38
Net assets at end of period (000 omitted)	$1,632,621	$1,932,006	$2,328,936	$1,996,170	$1,654,534	$1,648,508
See Notes to Financial Statements
25

Financial Highlights – continued
Class B	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$12.68	$15.06	$14.85	$13.90	$13.50	$13.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.24	$0.26	$0.32	$0.32	$0.31
Net realized and unrealized gain (loss)	(1.23)	(1.92)	0.36	0.95	0.41	(0.39)
Total from investment operations	$(1.08)	$(1.68)	$0.62	$1.27	$0.73	$(0.08)
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.25)	$(0.27)	$(0.32)	$(0.33)	$(0.31)
From net realized gain	—	(0.45)	(0.14)	—	—	—
Total distributions declared to shareholders	$(0.15)	$(0.70)	$(0.41)	$(0.32)	$(0.33)	$(0.31)
Net asset value, end of period (x)	$11.45	$12.68	$15.06	$14.85	$13.90	$13.50
Total return (%) (r)(s)(t)(x)	(8.60)(n)	(11.70)	4.17	9.20	5.53	(0.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53(a)	1.51	1.52	1.54	1.54	1.55
Expenses after expense reductions (f)	1.52(a)	1.50	1.50	1.53	1.53	1.54
Net investment income (loss)	2.47(a)	1.62	1.70	2.18	2.41	2.20
Portfolio turnover	18(n)	54	37	36	38	38
Net assets at end of period (000 omitted)	$4,635	$6,283	$10,838	$21,384	$33,983	$47,698
See Notes to Financial Statements
26

Financial Highlights – continued
Class C	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$12.67	$15.04	$14.84	$13.89	$13.48	$13.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.24	$0.26	$0.31	$0.32	$0.31
Net realized and unrealized gain (loss)	(1.23)	(1.91)	0.35	0.96	0.42	(0.40)
Total from investment operations	$(1.08)	$(1.67)	$0.61	$1.27	$0.74	$(0.09)
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.25)	$(0.27)	$(0.32)	$(0.33)	$(0.31)
From net realized gain	—	(0.45)	(0.14)	—	—	—
Total distributions declared to shareholders	$(0.15)	$(0.70)	$(0.41)	$(0.32)	$(0.33)	$(0.31)
Net asset value, end of period (x)	$11.44	$12.67	$15.04	$14.84	$13.89	$13.48
Total return (%) (r)(s)(t)(x)	(8.61)(n)	(11.65)	4.10	9.21	5.61	(0.67)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53(a)	1.51	1.51	1.54	1.54	1.55
Expenses after expense reductions (f)	1.52(a)	1.50	1.50	1.53	1.53	1.54
Net investment income (loss)	2.47(a)	1.62	1.68	2.16	2.41	2.20
Portfolio turnover	18(n)	54	37	36	38	38
Net assets at end of period (000 omitted)	$47,206	$61,283	$98,956	$143,988	$143,872	$182,315
See Notes to Financial Statements
27

Financial Highlights – continued
Class I	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$12.69	$15.07	$14.87	$13.92	$13.51	$13.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.39	$0.41	$0.46	$0.46	$0.45
Net realized and unrealized gain (loss)	(1.23)	(1.92)	0.36	0.96	0.42	(0.40)
Total from investment operations	$(1.02)	$(1.53)	$0.77	$1.42	$0.88	$0.05
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.40)	$(0.43)	$(0.47)	$(0.47)	$(0.45)
From net realized gain	—	(0.45)	(0.14)	—	—	—
Total distributions declared to shareholders	$(0.21)	$(0.85)	$(0.57)	$(0.47)	$(0.47)	$(0.45)
Net asset value, end of period (x)	$11.46	$12.69	$15.07	$14.87	$13.92	$13.51
Total return (%) (r)(s)(t)(x)	(8.12)(n)	(10.79)	5.14	10.28	6.66	0.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53(a)	0.51	0.52	0.53	0.54	0.55
Expenses after expense reductions (f)	0.51(a)	0.50	0.50	0.52	0.53	0.54
Net investment income (loss)	3.46(a)	2.62	2.66	3.15	3.40	3.19
Portfolio turnover	18(n)	54	37	36	38	38
Net assets at end of period (000 omitted)	$780,932	$1,062,759	$1,573,250	$1,306,407	$1,021,313	$1,781,450
See Notes to Financial Statements
28

Financial Highlights – continued
Class R1	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$12.68	$15.05	$14.85	$13.90	$13.49	$13.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.24	$0.26	$0.31	$0.32	$0.31
Net realized and unrealized gain (loss)	(1.23)	(1.91)	0.35	0.96	0.42	(0.40)
Total from investment operations	$(1.08)	$(1.67)	$0.61	$1.27	$0.74	$(0.09)
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.25)	$(0.27)	$(0.32)	$(0.33)	$(0.31)
From net realized gain	—	(0.45)	(0.14)	—	—	—
Total distributions declared to shareholders	$(0.15)	$(0.70)	$(0.41)	$(0.32)	$(0.33)	$(0.31)
Net asset value, end of period (x)	$11.45	$12.68	$15.05	$14.85	$13.90	$13.49
Total return (%) (r)(s)(t)(x)	(8.60)(n)	(11.64)	4.10	9.20	5.60	(0.67)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53(a)	1.51	1.51	1.54	1.54	1.55
Expenses after expense reductions (f)	1.52(a)	1.50	1.50	1.53	1.53	1.54
Net investment income (loss)	2.47(a)	1.62	1.68	2.16	2.41	2.20
Portfolio turnover	18(n)	54	37	36	38	38
Net assets at end of period (000 omitted)	$3,549	$3,922	$5,391	$5,970	$6,187	$6,101
See Notes to Financial Statements
29

Financial Highlights – continued
Class R2	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$12.71	$15.09	$14.88	$13.93	$13.53	$13.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.31	$0.34	$0.39	$0.39	$0.38
Net realized and unrealized gain (loss)	(1.23)	(1.91)	0.36	0.95	0.41	(0.39)
Total from investment operations	$(1.05)	$(1.60)	$0.70	$1.34	$0.80	$(0.01)
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.33)	$(0.35)	$(0.39)	$(0.40)	$(0.38)
From net realized gain	—	(0.45)	(0.14)	—	—	—
Total distributions declared to shareholders	$(0.18)	$(0.78)	$(0.49)	$(0.39)	$(0.40)	$(0.38)
Net asset value, end of period (x)	$11.48	$12.71	$15.09	$14.88	$13.93	$13.53
Total return (%) (r)(s)(t)(x)	(8.34)(n)	(11.23)	4.68	9.73	6.05	(0.09)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03(a)	1.01	1.02	1.04	1.04	1.05
Expenses after expense reductions (f)	1.01(a)	1.00	1.00	1.03	1.03	1.04
Net investment income (loss)	2.97(a)	2.12	2.18	2.67	2.91	2.70
Portfolio turnover	18(n)	54	37	36	38	38
Net assets at end of period (000 omitted)	$17,352	$19,328	$28,348	$31,346	$38,593	$43,827
See Notes to Financial Statements
30

Financial Highlights – continued
Class R3	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$12.71	$15.09	$14.88	$13.93	$13.52	$13.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.35	$0.37	$0.42	$0.43	$0.41
Net realized and unrealized gain (loss)	(1.23)	(1.92)	0.37	0.96	0.41	(0.39)
Total from investment operations	$(1.04)	$(1.57)	$0.74	$1.38	$0.84	$0.02
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.36)	$(0.39)	$(0.43)	$(0.43)	$(0.42)
From net realized gain	—	(0.45)	(0.14)	—	—	—
Total distributions declared to shareholders	$(0.19)	$(0.81)	$(0.53)	$(0.43)	$(0.43)	$(0.42)
Net asset value, end of period (x)	$11.48	$12.71	$15.09	$14.88	$13.93	$13.52
Total return (%) (r)(s)(t)(x)	(8.22)(n)	(11.00)	4.94	10.00	6.39	0.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78(a)	0.76	0.77	0.79	0.79	0.81
Expenses after expense reductions (f)	0.76(a)	0.75	0.75	0.78	0.78	0.80
Net investment income (loss)	3.06(a)	2.38	2.43	2.91	3.16	2.95
Portfolio turnover	18(n)	54	37	36	38	38
Net assets at end of period (000 omitted)	$24,664	$136,630	$162,465	$165,319	$163,142	$167,404
See Notes to Financial Statements
31

Financial Highlights – continued
Class R4	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$12.71	$15.09	$14.89	$13.93	$13.53	$13.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.39	$0.41	$0.46	$0.46	$0.45
Net realized and unrealized gain (loss)	(1.23)	(1.92)	0.36	0.97	0.41	(0.40)
Total from investment operations	$(1.02)	$(1.53)	$0.77	$1.43	$0.87	$0.05
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.40)	$(0.43)	$(0.47)	$(0.47)	$(0.45)
From net realized gain	—	(0.45)	(0.14)	—	—	—
Total distributions declared to shareholders	$(0.21)	$(0.85)	$(0.57)	$(0.47)	$(0.47)	$(0.45)
Net asset value, end of period (x)	$11.48	$12.71	$15.09	$14.89	$13.93	$13.53
Total return (%) (r)(s)(t)(x)	(8.11)(n)	(10.78)	5.13	10.35	6.57	0.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53(a)	0.51	0.52	0.53	0.54	0.55
Expenses after expense reductions (f)	0.52(a)	0.50	0.50	0.52	0.53	0.54
Net investment income (loss)	3.48(a)	2.63	2.67	3.17	3.41	3.19
Portfolio turnover	18(n)	54	37	36	38	38
Net assets at end of period (000 omitted)	$54,564	$61,624	$73,890	$63,775	$75,519	$74,027
See Notes to Financial Statements
32

Financial Highlights – continued
Class R6	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$12.69	$15.07	$14.87	$13.92	$13.51	$13.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.40	$0.42	$0.47	$0.47	$0.46
Net realized and unrealized gain (loss)	(1.23)	(1.92)	0.36	0.96	0.42	(0.39)
Total from investment operations	$(1.01)	$(1.52)	$0.78	$1.43	$0.89	$0.07
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.41)	$(0.44)	$(0.48)	$(0.48)	$(0.47)
From net realized gain	—	(0.45)	(0.14)	—	—	—
Total distributions declared to shareholders	$(0.22)	$(0.86)	$(0.58)	$(0.48)	$(0.48)	$(0.47)
Net asset value, end of period (x)	$11.46	$12.69	$15.07	$14.87	$13.92	$13.51
Total return (%) (r)(s)(t)(x)	(8.08)(n)	(10.70)	5.23	10.38	6.76	0.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.43(a)	0.41	0.42	0.44	0.44	0.45
Expenses after expense reductions (f)	0.42(a)	0.40	0.41	0.43	0.43	0.44
Net investment income (loss)	3.57(a)	2.73	2.76	3.25	3.51	3.27
Portfolio turnover	18(n)	54	37	36	38	38
Net assets at end of period (000 omitted)	$1,348,435	$1,614,162	$1,849,423	$1,268,071	$1,034,161	$1,043,950

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
33

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Corporate Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that
34

Notes to Financial Statements (unaudited) - continued
reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the
35

Notes to Financial Statements (unaudited) - continued
significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$164,063,093	$—	$164,063,093
Non - U.S. Sovereign Debt	—	82,379,833	—	82,379,833
Municipal Bonds	—	15,129,550	—	15,129,550
U.S. Corporate Bonds	—	2,392,857,372	—	2,392,857,372
Commercial Mortgage-Backed Securities	—	69,693,796	—	69,693,796
Asset-Backed Securities (including CDOs)	—	35,367,293	—	35,367,293
Foreign Bonds	—	986,144,133	—	986,144,133
Mutual Funds	132,386,731	—	—	132,386,731
Total	$132,386,731	$3,745,635,070	$—	$3,878,021,801
Other Financial Instruments
Futures Contracts – Assets	$57,101,298	$—	$—	$57,101,298
Futures Contracts – Liabilities	(38,244,027)	—	—	(38,244,027)
Forward Foreign Currency Exchange Contracts – Liabilities	—	(116,393)	—	(116,393)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate
36

Notes to Financial Statements (unaudited) - continued
losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2022 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$57,101,298	$(38,244,027)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	—	(116,393)
Total		$57,101,298	$(38,360,420)
(a)	Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$25,000,634	$—
Foreign Exchange	—	862,614
Total	$25,000,634	$862,614
37

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended October 31, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(11,356,049)	$—
Foreign Exchange	—	(116,393)
Total	$(11,356,049)	$(116,393)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
38

Notes to Financial Statements (unaudited) - continued
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
39

Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2022, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the
40

Notes to Financial Statements (unaudited) - continued
applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 4/30/22
Ordinary income (including any short-term capital gains)	$166,620,827
Long-term capital gains	172,419,089
Total distributions	$339,039,916
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/22
Cost of investments	$4,793,636,407
Gross appreciation	645,974
Gross depreciation	(916,260,580)
Net unrealized appreciation (depreciation)	$(915,614,606)
As of 4/30/22
Undistributed ordinary income	12,994,613
Undistributed long-term capital gain	3,697,711
Other temporary differences	(12,393,813)
Net unrealized appreciation (depreciation)	(664,502,482)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
41

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 10/31/22	Year ended 4/30/22
Class A	$28,347,185	$126,385,238
Class B	65,808	416,740
Class C	655,136	3,950,172
Class I	15,494,657	82,541,639
Class R1	44,911	235,645
Class R2	266,829	1,278,079
Class R3	1,480,145	8,681,121
Class R4	1,007,997	4,117,594
Class R6	26,151,190	111,433,688
Total	$73,513,858	$339,039,916
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.1 billion	0.39%
In excess of $1.1 billion and up to $5 billion	0.38%
In excess of $5 billion and up to $10 billion	0.35%
In excess of $10 billion	0.34%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2023. For the six months ended October 31, 2022, this management fee reduction amounted to $313,837, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2022 was equivalent to an annual effective rate of 0.37% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $17,818 for the six months ended October 31, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
42

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 2,257,139
Class B	0.75%	0.25%	1.00%	1.00%	27,639
Class C	0.75%	0.25%	1.00%	1.00%	274,919
Class R1	0.75%	0.25%	1.00%	1.00%	18,810
Class R2	0.25%	0.25%	0.50%	0.50%	46,175
Class R3	—	0.25%	0.25%	0.25%	120,745
Total Distribution and Service Fees					$2,745,427
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended October 31, 2022, this rebate amounted to $1,018, $2, $34, and $8 for Class A, Class B, Class R2, and Class R3 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2022, were as follows:
Amount
Class A	$30,874
Class B	1,387
Class C	1,036
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2022, the fee was $160,260, which equated to 0.0072% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,473,438.
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Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2022 was equivalent to an annual effective rate of 0.0158% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $513 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended October 31, 2022. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $1,007 at October 31, 2022, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS redeemed 16 shares of Class R6 for an aggregate amount of $203.
(4) Portfolio Securities
For the six months ended October 31, 2022, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$184,163,693	$94,804,865
Non-U.S. Government securities	597,830,733	1,226,778,956
44

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 10/31/22		Year ended 4/30/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	6,673,904	$81,710,554	19,450,238	$288,203,776
Class B	5,404	67,842	30,153	444,887
Class C	115,272	1,408,894	399,801	5,972,613
Class I	16,300,430	199,686,069	27,868,802	407,922,300
Class R1	27,801	338,914	51,535	748,990
Class R2	118,132	1,434,278	546,591	7,810,031
Class R3	573,125	7,086,420	2,543,818	36,620,537
Class R4	297,095	3,648,170	544,576	7,943,614
Class R6	8,239,532	100,864,714	29,742,834	440,475,771
	32,350,695	$396,245,855	81,178,348	$1,196,142,519
Shares issued to shareholders in reinvestment of distributions
Class A	2,266,464	$27,521,264	8,350,574	$122,755,623
Class B	4,882	59,225	25,872	380,512
Class C	51,974	629,477	258,413	3,794,079
Class I	1,098,555	13,345,327	4,880,255	71,737,553
Class R1	3,707	44,871	16,021	235,240
Class R2	21,837	265,133	86,207	1,268,572
Class R3	98,783	1,226,068	590,411	8,678,164
Class R4	82,891	1,006,772	279,811	4,112,813
Class R6	2,104,886	25,536,824	7,419,484	108,869,031
	5,733,979	$69,634,961	21,907,048	$321,831,587
Shares reacquired
Class A	(18,698,454)	$(229,189,014)	(30,104,898)	$(436,989,298)
Class B	(100,932)	(1,227,280)	(280,348)	(4,116,795)
Class C	(878,471)	(10,683,311)	(2,399,131)	(35,158,167)
Class I	(32,990,945)	(402,303,600)	(53,391,234)	(773,095,409)
Class R1	(30,919)	(381,401)	(116,305)	(1,675,800)
Class R2	(148,827)	(1,836,030)	(990,560)	(14,330,213)
Class R3	(9,276,495)	(115,383,733)	(3,149,056)	(45,605,154)
Class R4	(474,263)	(5,807,731)	(871,609)	(12,688,090)
Class R6	(19,865,900)	(243,017,364)	(32,679,983)	(473,213,528)
	(82,465,206)	$(1,009,829,464)	(123,983,124)	$(1,796,872,454)
45

Notes to Financial Statements (unaudited) - continued
	Six months ended 10/31/22		Year ended 4/30/22
	Shares	Amount	Shares	Amount
Net change
Class A	(9,758,086)	$(119,957,196)	(2,304,086)	$(26,029,899)
Class B	(90,646)	(1,100,213)	(224,323)	(3,291,396)
Class C	(711,225)	(8,644,940)	(1,740,917)	(25,391,475)
Class I	(15,591,960)	(189,272,204)	(20,642,177)	(293,435,556)
Class R1	589	2,384	(48,749)	(691,570)
Class R2	(8,858)	(136,619)	(357,762)	(5,251,610)
Class R3	(8,604,587)	(107,071,245)	(14,827)	(306,453)
Class R4	(94,277)	(1,152,789)	(47,222)	(631,663)
Class R6	(9,521,482)	(116,615,826)	4,482,335	76,131,274
	(44,380,532)	$(543,948,648)	(20,897,728)	$(278,898,348)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2022, the fund’s commitment fee and interest expense were $11,017 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$107,526,013	$788,788,575	$763,920,845	$(11,465)	$4,453	$132,386,731
46

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,297,503	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
47

Board Review of Investment Advisory Agreement
MFS Corporate Bond Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2022 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2021 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about
48

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2021 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
49

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.1 billion, $5 billion, and $10 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services
50

Board Review of Investment Advisory Agreement - continued
MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2022.
51

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
52

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
October 31, 2022
MFS®  Limited Maturity Fund
MQL-SEM

MFS® Limited Maturity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, and evolving geopolitical tensions. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The U.S. Federal Reserve has made it clear that rates must move higher and tighter policy must be sustained to restore price stability and that this will likely bring some pain to households and businesses. Against that backdrop, richly valued, interest rate–sensitive growth equities have been hit particularly hard by rising interest rates. Volatility in fixed income and currency markets has picked up, with fiscal policy missteps in the United Kingdom leading to a crisis of market confidence that ultimately resulted in the ouster of Prime Minister Liz Truss. That episode could forewarn other governments to avoid policy overreach.
There are, however, encouraging signs for the markets. China has modestly relaxed its zero-COVID policy, and cases globally, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and global supply chain bottlenecks are easing, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
December 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
Investment Grade Corporates	49.5%
U.S. Treasury Securities	21.9%
Collateralized Debt Obligations	10.9%
Non-U.S. Government Bonds	10.3%
Commercial Mortgage-Backed Securities	6.1%
Asset-Backed Securities	3.5%
Emerging Markets Bonds	2.2%
Municipal Bonds	1.2%
High Yield Corporates	1.1%
Mortgage-Backed Securities	0.4%
Residential Mortgage-Backed Securities	0.2%
Composition including fixed income credit quality (a)(i)
AAA	8.3%
AA	10.8%
A	23.3%
BBB	30.8%
BB	1.3%
B (o)	0.0%
CC	0.1%
C (o)	0.0%
U.S. Government	20.5%
Federal Agencies	0.5%
Not Rated	11.7%
Cash & Cash Equivalents	4.4%
Other (q)	(11.7)%
Portfolio facts
Average Duration (d)	1.9
Average Effective Maturity (m)	2.3 yrs.

2

Portfolio Composition - continued
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(q)	For purposes of this presentation, Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any direct exposure to cash, direct and indirect exposure to investments in money market funds, cash equivalents, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s direct cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2022.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
May 1, 2022 through October 31, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2022 through October 31, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/22	Ending Account Value 10/31/22	Expenses Paid During Period (p) 5/01/22-10/31/22
A	Actual	0.57%	$1,000.00	$974.74	$2.84
	Hypothetical (h)	0.57%	$1,000.00	$1,022.33	$2.91
B	Actual	1.32%	$1,000.00	$971.02	$6.56
	Hypothetical (h)	1.32%	$1,000.00	$1,018.55	$6.72
C	Actual	1.42%	$1,000.00	$970.60	$7.05
	Hypothetical (h)	1.42%	$1,000.00	$1,018.05	$7.22
I	Actual	0.42%	$1,000.00	$977.06	$2.09
	Hypothetical (h)	0.42%	$1,000.00	$1,023.09	$2.14
R1	Actual	1.42%	$1,000.00	$970.47	$7.05
	Hypothetical (h)	1.42%	$1,000.00	$1,018.05	$7.22
R2	Actual	0.82%	$1,000.00	$975.26	$4.08
	Hypothetical (h)	0.82%	$1,000.00	$1,021.07	$4.18
R3	Actual	0.67%	$1,000.00	$976.00	$3.34
	Hypothetical (h)	0.67%	$1,000.00	$1,021.83	$3.41
R4	Actual	0.42%	$1,000.00	$975.60	$2.09
	Hypothetical (h)	0.42%	$1,000.00	$1,023.09	$2.14
R6	Actual	0.35%	$1,000.00	$975.78	$1.74
	Hypothetical (h)	0.35%	$1,000.00	$1,023.44	$1.79
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
5

Portfolio of Investments
10/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 95.0%
Aerospace & Defense – 0.9%
Boeing Co., 1.167%, 2/04/2023	$6,459,000	$6,395,345
Boeing Co., 1.433%, 2/04/2024	13,868,000	13,162,192
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	6,464,000	6,154,177
Raytheon Technologies Corp., 3.65%, 8/16/2023	362,000	358,203
		$26,069,917
Asset-Backed & Securitized – 20.5%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.031%, 11/15/2054 (i)	$91,153,227	$5,436,378
ACREC 2021-FL1 Ltd., “AS”, FLR, 4.943% (LIBOR - 1mo. + 1.5%), 10/16/2036 (n)	5,944,500	5,612,012
ACREC 2021-FL1 Ltd., “B”, FLR, 5.243% (LIBOR - 1mo. + 1.8%), 10/16/2036 (n)	11,776,000	11,123,392
ACREC 2021-FL1 Ltd., “C”, FLR, 5.593% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)	5,972,500	5,589,485
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 5.662% (LIBOR - 1mo. + 2.25%), 1/15/2037 (n)	6,994,000	6,609,915
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 5.877% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	776,747	752,020
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	2,663,000	2,545,611
AmeriCredit Automobile Receivables Trust, 2022-2, “A2A”, 4.2%, 12/18/2025	9,300,000	9,224,060
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 4.912% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	1,833,000	1,690,537
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 5.412% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	752,000	705,049
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 5.012% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	3,008,500	2,749,697
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 5.262% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	1,746,500	1,619,968
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 5.112% (LIBOR - 1mo. + 1.7%), 11/15/2036 (n)	11,713,500	11,058,110
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 5.412% (LIBOR - 1mo. + 2%), 11/15/2036 (n)	7,713,500	7,239,553
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 5.712% (LIBOR - 1mo. + 2.3%), 11/15/2036 (n)	4,645,000	4,338,034
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 5.091% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	12,447,500	11,951,429
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
AREIT 2019-CRE3 Trust, “A”, FLR, 4.76% (LIBOR - 1mo. + 1.02%), 9/14/2036 (n)	$1,277,093	$1,261,034
AREIT 2019-CRE3 Trust, “AS”, FLR, 4.79% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	2,301,000	2,269,159
AREIT 2019-CRE3 Trust, “B”, FLR, 5.04% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	1,136,500	1,113,789
AREIT 2019-CRE3 Trust, “C”, FLR, 5.39% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	940,000	923,135
AREIT 2022-CRE6 Trust, “C”, FLR, 5.043% (SOFR - 30 day + 2.15%), 1/16/2037 (n)	4,174,000	3,862,674
AREIT 2022-CRE6 Trust, “D”, FLR, 5.743% (SOFR - 30 day + 2.85%), 12/17/2024 (n)	2,549,000	2,343,785
AREIT 2022-CRE7 LLC, “B”, FLR, 6.659% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	12,436,500	11,816,429
ARI Fleet Lease Trust, 2020-A, “A3”, 1.8%, 8/15/2028 (n)	1,498,888	1,493,079
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 6.708% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	19,155	19,064
Balboa Bay Loan Funding Ltd., 2020-1A, “BR”, FLR, 5.893% (LIBOR - 3mo. + 1.65%), 1/20/2032 (n)	7,353,970	6,867,931
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 6.342% (LIBOR - 3mo. + 2.1%), 1/20/2032 (n)	3,983,401	3,585,690
Ballyrock CLO 2018-1A Ltd., “A2”, FLR, 5.843% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	4,282,847	4,074,709
Ballyrock CLO 2018-1A Ltd., “B”, FLR, 6.142% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	1,814,958	1,675,024
Bayview Commercial Asset Trust, FLR, 4.051% (LIBOR - 1mo. + 0.31%), 8/25/2035 (n)	212,500	193,201
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.232% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	161,967	194,415
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.759%, 12/15/2051 (i)(n)	63,214,043	2,201,985
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.299%, 7/15/2054 (i)	36,371,424	2,659,148
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.385%, 9/15/2054 (i)	39,340,872	3,040,979
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.628%, 2/15/2054 (i)	55,163,684	5,042,562
BDS 2021-FL10 Ltd., “B”, FLR, 5.393% (LIBOR - 1mo. + 1.95%), 12/16/2036 (n)	3,637,500	3,406,180
BDS 2021-FL10 Ltd., “C”, FLR, 5.743% (LIBOR - 1mo. + 2.3%), 12/16/2036 (n)	2,645,500	2,453,714
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.272%, 2/15/2054 (i)	60,416,235	4,122,580
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.152%, 3/15/2054 (i)	38,487,063	2,390,216
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.267%, 7/15/2054 (i)	$71,471,206	$5,089,129
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.284%, 8/15/2054 (i)	53,562,365	3,819,912
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.043%, 9/15/2054 (i)	78,446,356	4,415,008
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 4.892% (LIBOR - 1mo. + 1.48%), 10/15/2036 (n)	4,140,000	3,997,596
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 5.212% (LIBOR - 1mo. + 1.8%), 10/15/2036 (n)	3,130,500	2,929,387
BSPDF 2021-FL1 Issuer Ltd., “C”, FLR, 5.662% (LIBOR - 1mo. + 2.25%), 10/15/2036 (n)	8,000,000	7,502,256
BSPRT 2019-FL5 Issuer Ltd., “C”, FLR, 5.412% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	3,000,000	2,921,676
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 5.462% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	2,447,500	2,254,965
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 5.462% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)	1,552,000	1,435,760
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 5.712% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)	1,869,500	1,714,049
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 4.291% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	14,846,500	14,219,599
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 4.841% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	2,054,500	1,966,992
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 5.091% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	3,317,000	3,167,075
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	1,174,214	1,071,079
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	1,754,959	1,519,942
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	327,930	265,269
BXMT 2020-FL2 Ltd., “B”, FLR, 4.89% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	5,795,500	5,427,544
BXMT 2020-FL2 Ltd., “A”, FLR, 4.39% (LIBOR - 1mo. + 0.9%), 2/15/2038 (n)	7,198,439	7,105,946
BXMT 2021-FL4 Ltd., “AS”, FLR, 4.712% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	12,062,500	11,470,630
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	2,195,286	2,039,105
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 3.105%, 1/25/2037 (d)(q)	1,691,956	569,004
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 3.25%, 3/25/2037 (d)(q)	2,269,564	865,743
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
CD 2017-CD4 Mortgage Trust, “XA”, 1.226%, 5/10/2050 (i)	$35,505,969	$1,448,885
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	1,594,624	1,401,866
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	508,177	436,031
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	3,481,042	3,344,634
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.64%, 11/15/2062 (i)	34,694,934	1,228,211
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.327%, 2/15/2054 (i)	52,963,306	4,017,452
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.78%, 4/15/2054 (i)	48,888,020	2,145,304
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.977%, 6/15/2063 (i)	55,887,542	3,157,870
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.048%, 6/15/2064 (i)	31,969,788	1,902,225
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	3,258,000	2,945,630
Credit Acceptance Auto Loan Trust, 2021-2A, “A”, 0.96%, 2/15/2030 (n)	2,192,000	2,082,612
Credit Acceptance Auto Loan Trust, 2021-2A, “B”, 1.26%, 4/15/2030 (n)	1,037,000	935,295
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	1,499,000	1,348,806
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	916,000	808,555
Credit Acceptance Auto Loan Trust, 2021-4, “A”, 1.26%, 10/15/2030 (n)	1,778,000	1,655,498
Cutwater 2015-1A Ltd., “AR”, FLR, 5.299% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	2,496,742	2,470,998
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 5.793% (LIBOR - 3mo. + 1.6%), 7/18/2030 (n)	9,054,010	8,593,324
DT Auto Owner Trust 2022-3A, “A”, 6.05%, 10/15/2026 (n)(w)	9,500,000	9,497,194
DT Auto Owner Trust 2022-3A, “B”, 6.74%, 7/17/2028 (n)(w)	5,250,000	5,244,742
DT Auto Owner Trust 2022-3A, “C”, 7.69%, 7/17/2028 (n)(w)	2,000,000	1,997,687
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	273,350	273,059
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 4.821% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	8,935,000	8,718,773
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 5.221% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	8,299,000	7,909,760
GLS Auto Receivables Trust, 2021-3A, “B”, 0.78%, 11/17/2025 (n)	4,655,544	4,485,809
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.163%, 5/10/2050 (i)	$39,042,531	$1,436,281
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.083%, 8/10/2050 (i)	36,887,106	1,352,558
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.13%, 5/12/2053 (i)	39,169,842	2,473,478
IMPAC CMB Trust, FLR, 4.326% (LIBOR - 1mo. + 0.74%), 11/25/2034	36,350	35,388
IMPAC CMB Trust, FLR, 4.506% (LIBOR - 1mo. + 0.92%), 11/25/2034	38,263	37,510
IMPAC Secured Assets Corp., FLR, 4.286% (LIBOR - 1mo. + 0.35%), 5/25/2036	55,033	46,768
Interstar Millennium Trust, FLR, 3.67% (LIBOR - 3mo. + 0.4%), 3/14/2036	24,942	23,826
Invitation Homes 2018-SFR1 Trust, “B”, FLR, 4.362% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	3,497,498	3,422,402
Jamestown CLO Ltd., 2020-15A, “C”, FLR, 6.529% (LIBOR - 3mo. + 2.45%), 4/15/2033 (n)	14,432,415	13,099,610
JPMorgan Chase Commercial Mortgage Securities Corp., 0.989%, 9/15/2050 (i)	40,157,600	1,327,434
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	5,481,427	5,380,793
LoanCore 2018-CRE1 Ltd., “AS”, FLR, 4.912% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	5,087,267	5,038,175
LoanCore 2018-CRE1 Ltd., “C”, FLR, 5.962% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	1,859,500	1,847,168
LoanCore 2019-CRE3 Ltd., “AS”, FLR, 4.782% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	6,052,584	6,009,374
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 5.162% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	8,481,500	7,854,370
LoanCore 2021-CRE5 Ltd., “B”, FLR, 5.412% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	3,588,000	3,310,767
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 5.726% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	6,806,093	6,566,178
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 5.393% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	9,726,000	9,445,852
Merrill Lynch Mortgage Investors, Inc., 4.166%, 2/25/2037 (a)(d)	1,669,728	227,419
MF1 2020-FL4 Ltd., “B”, FLR, 6.24% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	10,472,500	10,045,647
MF1 2021-FL5 Ltd., “B”, FLR, 4.94% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	13,063,500	12,332,064
MF1 2021-FL5 Ltd., “C”, FLR, 5.19% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	3,716,500	3,447,689
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2021-FL6 Ltd., “B”, FLR, 5.093% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)	$10,716,294	$10,076,488
MF1 2022-FL8 Ltd., “C”, FLR, 5.094% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	2,198,259	2,063,734
MF1 2022-FL9 Ltd., “B”, FLR, 6.617% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	15,126,500	14,874,417
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.251%, 5/15/2050 (i)	33,947,132	1,372,045
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.325%, 6/15/2050 (i)	16,536,874	642,109
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.831%, 12/15/2051 (i)	52,495,375	1,947,006
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.296%, 5/15/2054 (i)	45,347,005	3,214,595
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.23%, 6/15/2054 (i)	43,443,284	2,786,105
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 4.195% (SOFR - 30 day + 1.25%), 5/25/2027 (n)	10,812,000	10,826,983
NextGear Floorplan Master Owner Trust, 2022-1A, “A1”, FLR, 3.841% (SOFR - 30 day + 1.05%), 3/15/2027 (n)	6,113,000	6,071,728
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 6.075% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	8,692,908	8,134,484
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 6.675% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	7,442,908	6,763,557
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	4,624,572	4,567,159
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	8,570,000	7,409,414
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	5,509,000	5,136,240
Ownit Mortgage Loan Asset-Backed Certificates, 3.107%, 10/25/2035	1,051,874	595,569
Palmer Square Loan Funding 2020-1A Ltd., “A2”, FLR, 4.334% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	13,000,000	12,635,272
PFP III 2021-7 Ltd., “B”, FLR, 4.812% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	3,004,350	2,757,471
PFP III 2021-7 Ltd., “C”, FLR, 5.062% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	955,952	882,995
PFP III 2021-8 Ltd., “B”, FLR, 4.912% (LIBOR - 1mo. + 1.5%), 8/09/2037 (n)	3,244,500	2,906,942
Progress Residential 2021-SFR1 Trust, “B”, 1.303%, 4/17/2038 (n)	1,210,000	1,016,710
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Progress Residential 2021-SFR1 Trust, “C”, 1.555%, 4/17/2038 (n)	$908,000	$760,038
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	261,271	259,228
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	334,725	332,326
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 5.84% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	2,268,542	2,069,856
Shackleton 2015-8A CLO Ltd., “CR”, FLR, 5.893% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	2,414,922	2,305,497
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 5.562% (LIBOR - 1mo. + 2.15%), 9/15/2036 (n)	6,411,000	6,003,307
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 5.742% (LIBOR - 3mo. + 1.5%), 7/20/2032 (n)	2,957,000	2,782,655
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	5,142,000	4,084,861
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 6.192% (LIBOR - 3mo. + 1.95%), 7/20/2032 (n)	7,004,000	6,410,495
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 5.243% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)	8,644,500	8,258,625
Stratus CLO 2022-3A, Ltd., “C”, FLR, 0% (SOFR - 3mo. + 4%), 10/20/2031 (n)(w)	8,000,000	8,000,000
Thornburg Mortgage Securities Trust, FLR, 4.266% (LIBOR - 1mo. + 0.68%), 4/25/2043	31,532	31,334
TICP CLO 2018-3R Ltd., “B”, FLR, 5.592% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	2,132,575	2,081,417
TICP CLO 2018-3R Ltd., “C”, FLR, 6.042% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	3,742,444	3,603,480
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 4.812% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)	6,062,000	5,754,578
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 5.262% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)	13,226,000	12,412,813
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.023%, 11/15/2050 (i)	23,750,524	866,949
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.95%, 12/15/2051 (i)	24,939,704	1,095,776
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.37%, 11/15/2054 (i)	47,297,139	3,581,306
World Omni Auto Receivables Trust, 3.67%, 6/15/2027	3,072,000	2,970,452
		$594,180,385
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – 2.5%
Daimler Trucks Finance North America LLC, 1.625%, 12/13/2024 (n)	$10,519,000	$9,671,078
General Motors Financial Co., 1.7%, 8/18/2023	7,349,000	7,115,907
Hyundai Capital America, 2.85%, 11/01/2022 (n)	4,203,000	4,203,000
Hyundai Capital America, 2.375%, 2/10/2023 (n)	2,145,000	2,126,482
Hyundai Capital America, 5.75%, 4/06/2023 (n)	12,206,000	12,213,324
Hyundai Capital America, 0.8%, 1/08/2024 (n)	863,000	814,523
Hyundai Capital America, 5.875%, 4/07/2025 (n)	8,600,000	8,510,641
Mercedes-Benz Finance North America LLC, 0.75%, 3/01/2024 (n)	5,167,000	4,866,487
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	8,000,000	6,613,391
Volkswagen Group of America Finance LLC, 3.125%, 5/12/2023 (n)	1,111,000	1,098,025
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	4,128,000	3,917,967
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	7,295,000	6,868,133
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	5,071,000	4,428,186
		$72,447,144
Broadcasting – 0.8%
Warnermedia Holdings, Inc., 3.788%, 3/15/2025 (n)	$17,801,000	$16,784,127
Warnermedia Holdings, Inc., 3.755%, 3/15/2027 (n)	6,864,000	6,106,090
		$22,890,217
Brokerage & Asset Managers – 1.8%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$13,949,000	$12,489,276
Charles Schwab Corp., 0.75%, 3/18/2024	6,272,000	5,915,658
NASDAQ, Inc., 0.445%, 12/21/2022	6,300,000	6,263,318
National Securities Clearing Corp., 1.2%, 4/23/2023 (n)	9,500,000	9,332,380
National Securities Clearing Corp., 0.4%, 12/07/2023 (n)	5,086,000	4,841,016
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	3,257,000	2,981,012
National Securities Clearing Corp., 0.75%, 12/07/2025 (n)	10,182,000	8,915,004
		$50,737,664
Business Services – 1.0%
Equinix, Inc., 1.25%, 7/15/2025	$6,132,000	$5,461,405
Global Payments, Inc., 1.2%, 3/01/2026	8,692,000	7,415,750
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	7,043,000	6,186,762
Western Union Co., 1.35%, 3/15/2026	11,707,000	10,022,347
		$29,086,264
13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – 0.3%
SES S.A., 3.6%, 4/04/2023 (n)	$10,292,000	$10,148,315
Chemicals – 0.1%
Westlake Chemical Corp., 0.875%, 8/15/2024	$3,244,000	$3,009,534
Computer Software – 0.3%
Dell International LLC/EMC Corp., 4%, 7/15/2024	$4,900,000	$4,782,344
Dell International LLC/EMC Corp., 5.85%, 7/15/2025	1,522,000	1,522,996
Infor, Inc., 1.45%, 7/15/2023 (n)	1,594,000	1,536,525
		$7,841,865
Computer Software - Systems – 0.3%
VMware, Inc., 1%, 8/15/2024	$5,405,000	$4,983,567
VMware, Inc., 1.4%, 8/15/2026	4,186,000	3,571,113
		$8,554,680
Conglomerates – 0.4%
Carrier Global Corp., 2.242%, 2/15/2025	$956,000	$889,666
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	9,885,000	9,662,680
		$10,552,346
Consumer Products – 0.5%
GSK Consumer Healthcare Capital UK PLC, 3.125%, 3/24/2025	$10,091,000	$9,503,350
GSK Consumer Healthcare Capital UK PLC, 3.375%, 3/24/2027	4,466,000	4,039,082
		$13,542,432
Containers – 0.5%
Berry Global, Inc., 1.57%, 1/15/2026	$7,474,000	$6,478,009
Berry Global, Inc., 1.65%, 1/15/2027	9,789,000	8,066,513
		$14,544,522
Electronics – 1.1%
Broadcom, Inc., 3.15%, 11/15/2025	$5,544,000	$5,168,412
Microchip Technology, Inc., 0.983%, 9/01/2024	18,197,000	16,699,882
Qorvo, Inc., 1.75%, 12/15/2024 (n)	3,654,000	3,332,083
Skyworks Solutions, Inc., 0.9%, 6/01/2023	3,692,000	3,586,260
TSMC Arizona Corp., 1.75%, 10/25/2026	2,930,000	2,528,413
		$31,315,050
Emerging Market Quasi-Sovereign – 0.4%
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	$3,903,000	$3,540,474
DAE Funding LLC (United Arab Emirates), 2.625%, 1/20/2025 (n)	6,500,000	5,897,450
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	2,973,000	2,978,051
		$12,415,975
14

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – 0.3%
Emirate of Abu Dhabi, 0.75%, 9/02/2023 (n)	$7,805,000	$7,533,823
Energy - Independent – 0.4%
EQT Corp., 5.678%, 10/01/2025	$3,011,000	$2,976,426
EQT Corp., 5.7%, 4/01/2028	3,013,000	2,931,950
Pioneer Natural Resources Co., 0.55%, 5/15/2023	5,857,000	5,714,860
		$11,623,236
Energy - Integrated – 0.6%
Eni S.p.A., 4%, 9/12/2023 (n)	$9,261,000	$9,091,976
Exxon Mobil Corp., 1.571%, 4/15/2023	9,200,000	9,071,755
		$18,163,731
Financial Institutions – 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$6,254,000	$6,138,322
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/2024	11,511,000	11,017,816
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 10/29/2024	5,472,000	4,958,800
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	5,664,000	5,575,561
Air Lease Corp., 2.2%, 1/15/2027	7,822,000	6,542,481
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	5,703,000	5,339,239
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	3,134,000	2,879,825
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	8,784,000	7,201,843
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	2,797,000	2,444,950
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	6,154,000	4,697,705
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	4,709,000	3,599,637
		$60,396,179
Food & Beverages – 0.9%
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.125%, 2/01/2028 (n)	$4,517,000	$4,199,355
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	11,955,000	9,685,502
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	4,753,000	4,311,879
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	8,356,000	6,852,983
		$25,049,719
Food & Drug Stores – 0.6%
7-Eleven, Inc., 0.625%, 2/10/2023 (n)	$10,326,000	$10,199,543
7-Eleven, Inc., 0.8%, 2/10/2024 (n)	7,744,000	7,302,894
		$17,502,437
15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Forest & Paper Products – 0.2%
Fibria Overseas Finance Ltd., 5.5%, 1/17/2027	$5,928,000	$5,705,700
Gaming & Lodging – 1.5%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$4,936,000	$4,880,421
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	8,847,000	8,531,498
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	1,551,000	1,480,523
Hyatt Hotels Corp., 1.3%, 10/01/2023	8,139,000	7,809,887
Hyatt Hotels Corp., 1.8%, 10/01/2024	7,537,000	7,029,946
Las Vegas Sands Corp., 3.2%, 8/08/2024	5,950,000	5,665,479
Marriott International, Inc., 5.75%, 5/01/2025	1,617,000	1,631,583
Marriott International, Inc., 3.75%, 10/01/2025	1,655,000	1,575,975
Sands China Ltd., 4.3%, 1/08/2026	6,819,000	5,578,078
		$44,183,390
Industrial – 0.0%
Howard University, Washington D.C., 2.801%, 10/01/2023	$424,000	$412,905
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	467,000	438,941
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	578,000	530,635
		$1,382,481
Insurance – 0.9%
AIG Global Funding, 0.8%, 7/07/2023 (n)	$4,511,000	$4,381,341
Corebridge Financial, Inc., 3.5%, 4/04/2025 (n)	3,720,000	3,505,827
Corebridge Financial, Inc., 3.65%, 4/05/2027 (n)	7,440,000	6,738,227
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	4,044,000	3,616,712
Metropolitan Life Global Funding I, 0.4%, 1/07/2024 (n)	7,624,000	7,205,368
		$25,447,475
Insurance - Property & Casualty – 0.1%
Ambac Assurance Corp., 5.1%, 6/07/2060 (z)	$23,513	$32,801
Aon PLC, 2.2%, 11/15/2022	3,374,000	3,370,675
		$3,403,476
Internet – 0.1%
Baidu, Inc., 3.875%, 9/29/2023	$3,736,000	$3,687,431
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$6,502,000	$6,390,670
CNH Industrial Capital LLC, 1.875%, 1/15/2026	2,401,000	2,113,824
CNH Industrial N.V., 4.5%, 8/15/2023	4,043,000	4,010,118
		$12,514,612
16

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 16.6%
Bank of America Corp., 4.2%, 8/26/2024	$3,106,000	$3,037,318
Bank of America Corp., 4.45%, 3/03/2026	6,999,000	6,713,921
Bank of America Corp., 4.25%, 10/22/2026	4,033,000	3,809,510
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	22,751,000	19,455,221
Bank of America Corp., 4.183%, 11/25/2027	6,721,000	6,156,399
Bank of Montreal, 2.05%, 11/01/2022	4,809,000	4,809,000
Barclays PLC, 1.007% to 12/10/2023, FLR (CMT - 1yr. + 0.8%) to 12/10/2024	2,837,000	2,656,111
Barclays PLC, 2.852% to 5/07/2025, FLR (LIBOR - 3mo. + 2.452%) to 5/07/2026	2,564,000	2,309,437
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	10,326,000	8,543,655
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	12,560,000	10,572,914
Capital One Financial Corp., 4.166%, 5/09/2025	6,912,000	6,642,537
Capital One Financial Corp., 2.636% to 3/03/2025, FLR (SOFR - 1 day + 1.29%) to 3/03/2026	12,928,000	11,851,879
Credit Agricole S.A., 1.907% to 6/16/2025, FLR (SOFR - 1 day + 1.676%) to 6/16/2026 (n)	2,080,000	1,842,152
Deutsche Bank AG, 0.898%, 5/28/2024	2,663,000	2,444,022
Deutsche Bank AG, 1.447% to 4/1/2024, FLR (SOFR - 1 day + 1.131%) to 4/01/2025	12,981,000	11,833,687
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	3,240,000	2,586,178
Goldman Sachs Group, Inc., 1.757% to 1/24/2024, FLR (SOFR - 1 day + 0.73%) to 1/24/2025	10,205,000	9,644,031
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	5,300,000	5,021,600
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	4,637,000	3,977,558
Goldman Sachs Group, Inc., 5.95%, 1/15/2027	14,381,000	14,508,042
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	8,452,000	7,181,077
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	3,245,000	3,238,502
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	4,303,000	3,784,775
HSBC Holdings PLC, 7.336% to 11/03/2025, FLR (SOFR - 1 day + 3.03%) to 11/03/2026	4,354,000	4,366,052
HSBC Holdings PLC, 1.589% to 5/24/2026, FLR (SOFR - 1 day + 1.29%) to 5/24/2027	3,448,000	2,833,502
HSBC Holdings PLC, 2.251% to 11/22/2026, FLR (SOFR - 1 day + 1.1%) to 11/22/2027	12,000,000	9,866,385
17

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Huntington Bancshares, Inc., 4.008% to 5/16/2024, FLR (SOFR - 1 day + 1.205%) to 5/16/2025	$5,554,000	$5,412,849
JPMorgan Chase & Co., 3.375%, 5/01/2023	4,455,000	4,422,431
JPMorgan Chase & Co., 3.797% to 7/23/2023, FLR (LIBOR - 3mo. + 0.89%) to 7/23/2024	7,253,000	7,149,448
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR - 1 day + 1.585%) to 3/13/2026	7,223,000	6,586,133
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	6,220,000	5,289,425
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR - 1 day + 0.885%) to 4/22/2027	5,268,000	4,530,758
JPMorgan Chase & Co., 1.47%, 9/22/2027	10,000,000	8,401,174
JPMorgan Chase & Co., 4.25%, 10/01/2027	6,722,000	6,313,969
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	15,414,000	14,263,508
Mitsubishi UFJ Financial Group, Inc., 0.848% to 9/15/2023, FLR (CMT - 1yr. + 0.68%) to 9/15/2024	10,500,000	10,025,670
Mitsubishi UFJ Financial Group, Inc., 0.953% to 7/19/2024, FLR (CMT - 1yr. + 0.55%) to 7/19/2025	7,128,000	6,542,271
Mitsubishi UFJ Financial Group, Inc., 0.962% to 10/11/2024, FLR (CMT - 1yr. + 0.45%) to 10/11/2025	7,021,000	6,382,656
Mizuho Financial Group, 0.849% to 9/08/2023, FLR (LIBOR - 3mo. + 0.61%) to 9/08/2024	7,800,000	7,451,482
Morgan Stanley, 0.56% to 11/10/2022, FLR (SOFR - 1 day + 0.466%) to 11/10/2023	9,002,000	8,990,381
Morgan Stanley, 0.529% to 1/25/2023, FLR (SOFR - 1 day + 0.455%) to 1/25/2024	12,221,000	12,038,014
Morgan Stanley, 0.864% to 10/21/2024, FLR (SOFR - 1 day + 0.745%) to 10/21/2025	8,651,000	7,802,957
Morgan Stanley, 4.35%, 9/08/2026	9,466,000	9,013,378
Morgan Stanley, 3.95%, 4/23/2027	8,302,000	7,660,298
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	7,636,000	6,474,602
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	9,261,000	7,842,533
NatWest Group PLC, 2.359% to 5/22/2023, FLR (CMT - 1yr. + 2.15%) to 5/22/2024	8,063,000	7,844,419
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	15,826,000	15,259,258
NatWest Markets PLC, 3.479%, 3/22/2025 (n)	8,888,000	8,387,620
PNC Bank N.A., 2.5%, 8/27/2024	4,237,000	4,038,643
Royal Bank of Canada, 1.6%, 4/17/2023	10,000,000	9,843,877
Royal Bank of Canada, 0.5%, 10/26/2023	16,550,000	15,800,887
18

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Standard Chartered PLC, 0.991% to 1/12/2024, FLR (CMT - 1yr. + 0.78%) to 1/12/2025 (n)	$5,088,000	$4,729,931
Standard Chartered PLC, 1.214% to 3/23/2024, FLR (CMT - 1yr. + 0.88%) to 3/23/2025 (n)	2,614,000	2,418,812
Standard Chartered PLC, 1.822% to 11/23/2024, FLR (CMT - 1yr. + 0.95%) to 11/23/2025 (n)	2,554,000	2,283,262
Standard Chartered PLC, 3.971% to 3/30/2025, FLR (CMT - 1yr. + 1.65%) to 3/30/2026 (n)	3,723,000	3,430,699
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/2024	2,541,000	2,394,295
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	7,574,000	6,760,697
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	8,414,000	7,272,022
Sumitomo Mitsui Trust Bank Ltd., 0.8%, 9/12/2023 (n)	9,000,000	8,648,625
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	5,661,000	5,299,001
Toronto-Dominion Bank, 0.25%, 1/06/2023	5,082,000	5,043,836
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	2,226,000	2,142,276
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	6,561,000	6,097,436
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	8,699,000	7,459,486
Wells Fargo & Co., 1.654% to 6/02/2023, FLR (SOFR - 1 day + 1.6%) to 6/02/2024	13,775,000	13,456,678
Wells Fargo & Co., 2.164% to 2/11/2025, FLR (LIBOR - 3mo. + 0.75%) to 2/11/2026	9,707,000	8,915,608
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	13,228,000	11,911,208
		$481,717,978
Medical & Health Technology & Services – 1.6%
HCA Healthcare, Inc., 3.125%, 3/15/2027 (n)	$7,303,000	$6,455,853
HCA, Inc., 5%, 3/15/2024	7,222,000	7,159,414
PerkinElmer, Inc., 0.85%, 9/15/2024	10,000,000	9,227,783
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	25,217,000	23,446,219
		$46,289,269
Metals & Mining – 1.1%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$10,084,000	$9,449,514
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	4,410,000	4,320,445
Glencore Funding LLC, 4.625%, 4/29/2024 (n)	3,375,000	3,317,460
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	7,900,000	7,028,670
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	8,268,000	7,101,538
		$31,217,627
19

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 1.3%
Enbridge, Inc., 2.5%, 2/14/2025	$6,525,000	$6,096,876
Energy Transfer LP, 2.9%, 5/15/2025	3,676,000	3,412,357
Gray Oak Pipeline LLC, 2%, 9/15/2023 (n)	7,337,000	7,100,493
Plains All American Pipeline LP, 3.85%, 10/15/2023	3,750,000	3,682,996
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/2025	10,480,000	10,129,539
Western Midstream Operating LP, 3.35%, 2/01/2025	3,357,000	3,190,728
Western Midstream Operating LP, FLR, 5.04% (LIBOR - 3mo. + 0.85%), 1/13/2023	4,795,000	4,771,025
		$38,384,014
Mortgage-Backed – 0.5%
Fannie Mae, 4.5%, 3/01/2023	$7,857	$7,774
Fannie Mae, 5%, 7/01/2023	11,366	11,317
Fannie Mae, 3%, 12/01/2031	1,090,827	1,025,901
Fannie Mae, 2.105%, 3/01/2033	33,153	32,522
Fannie Mae, 3.375%, 5/01/2033	73,327	71,690
Fannie Mae, 2%, 5/25/2044	622,021	596,887
Freddie Mac, 0.901%, 4/25/2024 (i)	215,470	2,285
Freddie Mac, 1.582%, 4/25/2030 (i)	29,037,507	2,538,110
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	8,326,210	7,641,830
Freddie Mac, 2%, 7/15/2042	1,300,460	1,167,283
Ginnie Mae, 2.625%, 7/20/2032	29,540	28,657
		$13,124,256
Municipals – 1.2%
California Earthquake Authority Rev., Taxable, “B”, 1.477%, 7/01/2023	$2,425,000	$2,362,451
California Municipal Finance Authority Rev., Taxable (Century Housing Corp.), 1.486%, 11/01/2022	1,090,000	1,090,000
California Municipal Finance Authority Rev., Taxable (Century Housing Corp.), 1.605%, 11/01/2023	1,295,000	1,249,188
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 2.128%, 1/01/2023	1,205,000	1,199,576
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 2.225%, 1/01/2024	2,890,000	2,779,132
Long Island, NY, Power Authority, Electric System General Rev., Taxable, “C”, 0.764%, 3/01/2023	3,570,000	3,522,781
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 1.904%, 7/01/2023	360,000	352,248
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.156%, 7/01/2024	1,000,000	946,459
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	790,000	726,136
20

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	$1,005,000	$902,783
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	2,073,278	1,854,683
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, Taxable, “B”, AGM, 0%, 2/15/2023	10,353,000	10,211,123
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.551%, 6/15/2023	1,835,000	1,808,473
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.631%, 6/15/2024	1,720,000	1,659,368
Port Authority of NY & NJ, Taxable, “AAA”, 1.086%, 7/01/2023	4,925,000	4,803,596
		$35,467,997
Natural Gas - Distribution – 0.7%
Atmos Energy Corp., 0.625%, 3/09/2023	$14,123,000	$13,919,144
CenterPoint Energy Resources Corp., 0.7%, 3/02/2023	7,769,000	7,661,177
		$21,580,321
Natural Gas - Pipeline – 0.5%
APA Infrastructure Ltd., 4.2%, 3/23/2025 (n)	$14,780,000	$14,093,364
Network & Telecom – 0.5%
AT&T, Inc., 0.9%, 3/25/2024	$15,796,000	$14,914,859
Oils – 0.2%
Valero Energy Corp., 1.2%, 3/15/2024	$7,070,000	$6,666,811
Other Banks & Diversified Financials – 1.5%
American Express Co., 2.25%, 3/04/2025	$6,463,000	$6,000,902
Banque Federative du Credit Mutuel S.A., 0.65%, 2/27/2024 (n)	10,142,000	9,510,303
Groupe BPCE S.A., 4%, 9/12/2023 (n)	3,667,000	3,593,594
Groupe BPCE S.A., FLR, 4.476% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	3,667,000	3,665,797
Macquarie Group Ltd., 1.201% to 10/14/2024, FLR (SOFR - 1 day + 0.694%) to 10/14/2025 (n)	10,208,000	9,245,089
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	6,707,000	5,688,816
National Bank of Canada, 0.55% to 11/15/2023, FLR (CMT - 1yr. + 0.4%) to 11/15/2024	5,738,000	5,438,207
		$43,142,708
Pharmaceuticals – 0.2%
Royalty Pharma PLC, 0.75%, 9/02/2023	$7,338,000	$7,039,388
21

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Railroad & Shipping – 0.4%
Canadian Pacific Railway Co., 1.35%, 12/02/2024	$11,123,000	$10,265,176
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$3,542,000	$3,069,383
Retailers – 0.7%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$5,754,000	$5,654,746
Kohl's Corp., 9.5%, 5/15/2025	9,595,000	9,901,933
Nordstrom, Inc., 2.3%, 4/08/2024	3,956,000	3,712,647
		$19,269,326
Specialty Stores – 0.4%
Genuine Parts Co., 1.75%, 2/01/2025	$5,643,000	$5,204,301
Ross Stores, Inc., 0.875%, 4/15/2026	7,614,000	6,548,625
		$11,752,926
Telecommunications - Wireless – 1.1%
Crown Castle, Inc., REIT, 3.15%, 7/15/2023	$5,334,000	$5,251,191
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	1,776,000	1,586,423
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	3,817,000	3,365,831
Rogers Communications, Inc., 3.2%, 3/15/2027 (n)	12,002,000	10,885,209
T-Mobile USA, Inc., 3.5%, 4/15/2025	10,518,000	10,034,296
		$31,122,950
Tobacco – 0.4%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$4,881,000	$4,665,056
Imperial Brands Finance PLC, 6.125%, 7/27/2027 (n)	4,706,000	4,541,754
Philip Morris International, Inc., 1.125%, 5/01/2023	3,763,000	3,690,084
		$12,896,894
Transportation - Services – 1.2%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$24,483,000	$23,033,652
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	5,924,000	5,749,061
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	2,559,000	2,466,921
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	2,559,000	2,408,219
		$33,657,853
U.S. Treasury Obligations – 20.3%
U.S. Treasury Notes, 0.125%, 1/31/2023	$121,490,000	$120,301,230
U.S. Treasury Notes, 0.25%, 5/15/2024 (f)	91,929,700	85,975,816
U.S. Treasury Notes, 3%, 7/31/2024	75,066,000	73,063,262
U.S. Treasury Notes, 0.375%, 9/15/2024	109,702,000	101,572,911
U.S. Treasury Notes, 2.75%, 5/15/2025 (f)	217,085,000	208,181,124
		$589,094,343
22

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 5.0%
Edison International, 4.7%, 8/15/2025	$10,842,000	$10,468,573
Emera US Finance LP, 0.833%, 6/15/2024	3,730,000	3,438,480
Enel Finance International N.V., 4.25%, 6/15/2025 (n)	15,000,000	14,148,381
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	3,086,000	3,098,833
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)	14,822,000	13,888,214
Entergy Louisiana LLC, 0.95%, 10/01/2024	16,697,000	15,396,894
Exelon Corp., 2.75%, 3/15/2027 (n)	7,104,000	6,351,104
FirstEnergy Corp., 2.05%, 3/01/2025	5,731,000	5,268,230
FirstEnergy Corp., 1.6%, 1/15/2026	2,459,000	2,138,521
NextEra Energy Capital Holdings, Inc., 0.65%, 3/01/2023	6,270,000	6,182,444
Pacific Gas & Electric Co., 1.7%, 11/15/2023	3,088,000	2,959,528
Pacific Gas & Electric Co., 3.25%, 2/16/2024	10,584,000	10,229,230
Pacific Gas & Electric Co., 4.95%, 6/08/2025	7,450,000	7,220,791
Southern California Edison Co., 0.7%, 8/01/2023	7,725,000	7,455,166
Southern California Edison Co., 0.975%, 8/01/2024	7,618,000	7,057,261
Vistra Operations Co. LLC, 4.875%, 5/13/2024 (n)	16,784,000	16,335,196
WEC Energy Group, Inc., 0.8%, 3/15/2024	3,658,000	3,438,297
Xcel Energy, Inc., 0.5%, 10/15/2023	8,847,000	8,443,238
		$143,518,381
Total Bonds (Identified Cost, $2,948,694,272)		$2,752,215,824
Investment Companies (h) – 5.2%
Money Market Funds – 5.2%
MFS Institutional Money Market Portfolio, 3.02% (v) (Identified Cost, $149,104,688)	149,103,317	$149,103,317

Other Assets, Less Liabilities – (0.2)%		(4,430,547)
Net Assets – 100.0%		$2,896,888,594

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $149,103,317 and $2,752,215,824, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,025,349,531, representing 35.4% of net assets.
(q)	Interest received was less than stated coupon rate.
23

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ambac Assurance Corp., 5.1%, 6/07/2060	2/14/18	$9,214	$32,801
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 10/31/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	201	$41,080,945	December – 2022	$(854,248)
24

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Interest Rate Swaps
8/19/24	USD	76,000,000	centrally cleared	3.31%/Annually	Daily SOFR/Annually	$(1,622,889)	$—	$(1,622,889)
5/13/25	USD	155,100,000	centrally cleared	2.76%/Annually	Daily SOFR/Annually	(5,515,374)	—	(5,515,374)
10/17/25	USD	73,100,000	centrally cleared	4.20%/Annually	Daily SOFR/Annually	(339,137)	—	(339,137)
						$(7,477,400)	$—	$(7,477,400)
At October 31, 2022, the fund had liquid securities with an aggregate value of $5,899,875 to cover any collateral or margin obligations for securities and certain derivative contracts.
See Notes to Financial Statements
25

Financial Statements
Statement of Assets and Liabilities
At 10/31/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $2,948,694,272)	$2,752,215,824
Investments in affiliated issuers, at value (identified cost, $149,104,688)	149,103,317
Cash	134,756
Receivables for
Fund shares sold	17,009,252
Interest and dividends	15,256,989
Receivable from investment adviser	25,573
Other assets	22,095
Total assets	$2,933,767,806
Liabilities
Payables for
Distributions	$210,783
Net daily variation margin on open cleared swap agreements	639,452
Net daily variation margin on open futures contracts	59,672
Investments purchased	4,354,000
Fund shares reacquired	6,264,471
When-issued investments purchased	24,749,531
Payable to affiliates
Administrative services fee	4,798
Shareholder servicing costs	463,113
Distribution and service fees	20,778
Accrued expenses and other liabilities	112,614
Total liabilities	$36,879,212
Net assets	$2,896,888,594
Net assets consist of
Paid-in capital	$3,145,646,575
Total distributable earnings (loss)	(248,757,981)
Net assets	$2,896,888,594
Shares of beneficial interest outstanding	517,862,979
26

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,045,875,455	186,641,000	$5.60
Class B	1,875,141	335,310	5.59
Class C	29,254,585	5,222,209	5.60
Class I	541,915,501	97,139,858	5.58
Class R1	430,251	77,060	5.58
Class R2	1,388,974	247,779	5.61
Class R3	898,272	160,190	5.61
Class R4	921,443	163,856	5.62
Class R6	1,274,328,972	227,875,717	5.59

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $5.74 [100 / 97.50 x $5.60]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
27

Financial Statements
Statement of Operations
Six months ended 10/31/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$33,062,779
Dividends from affiliated issuers	735,302
Other	583,114
Total investment income	$34,381,195
Expenses
Management fee	$5,391,244
Distribution and service fees	1,555,196
Shareholder servicing costs	893,568
Program manager fees	8,084
Administrative services fee	252,340
Independent Trustees' compensation	23,093
Custodian fee	100,641
Shareholder communications	49,008
Audit and tax fees	36,327
Legal fees	6,592
Miscellaneous	175,530
Total expenses	$8,491,623
Fees paid indirectly	(5,604)
Reduction of expenses by investment adviser and distributor	(1,671,145)
Net expenses	$6,814,874
Net investment income (loss)	$27,566,321
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(2,912,573)
Affiliated issuers	(6,722)
Futures contracts	(1,171,311)
Net realized gain (loss)	$(4,090,606)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(87,348,865)
Affiliated issuers	(1,371)
Futures contracts	102,074
Swap agreements	(7,477,400)
Net unrealized gain (loss)	$(94,725,562)
Net realized and unrealized gain (loss)	$(98,816,168)
Change in net assets from operations	$(71,249,847)
See Notes to Financial Statements
28

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22
Change in net assets
From operations
Net investment income (loss)	$27,566,321	$32,804,638
Net realized gain (loss)	(4,090,606)	1,820,102
Net unrealized gain (loss)	(94,725,562)	(145,475,431)
Change in net assets from operations	$(71,249,847)	$(110,850,691)
Total distributions to shareholders	$(29,946,820)	$(37,624,202)
Change in net assets from fund share transactions	$(42,228,892)	$452,962,150
Total change in net assets	$(143,425,559)	$304,487,257
Net assets
At beginning of period	3,040,314,153	2,735,826,896
At end of period	$2,896,888,594	$3,040,314,153
See Notes to Financial Statements
29

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$5.80	$6.09	$5.94	$5.96	$5.90	$5.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.06	$0.09	$0.14	$0.14	$0.10
Net realized and unrealized gain (loss)	(0.20)	(0.28)	0.18	(0.01)	0.06	(0.08)
Total from investment operations	$(0.15)	$(0.22)	$0.27	$0.13	$0.20	$0.02
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.07)	$(0.12)	$(0.15)	$(0.14)	$(0.11)
Net asset value, end of period (x)	$5.60	$5.80	$6.09	$5.94	$5.96	$5.90
Total return (%) (r)(s)(t)(x)	(2.53)(n)	(3.59)	4.59	2.21	3.43	0.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74(a)	0.75	0.78	0.80	0.82	0.83
Expenses after expense reductions (f)	0.57(a)	0.57	0.58	0.64	0.71	0.72
Net investment income (loss)	1.72(a)	1.04	1.56	2.41	2.30	1.68
Portfolio turnover	17(n)	39	35	41	55	57
Net assets at end of period (000 omitted)	$1,045,875	$1,046,034	$1,042,239	$730,945	$606,885	$486,144
See Notes to Financial Statements
30

Financial Highlights – continued
Class B	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$5.79	$6.08	$5.93	$5.95	$5.88	$5.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.02	$0.05	$0.10	$0.09	$0.06
Net realized and unrealized gain (loss)	(0.20)	(0.28)	0.18	(0.01)	0.07	(0.08)
Total from investment operations	$(0.17)	$(0.26)	$0.23	$0.09	$0.16	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.03)	$(0.08)	$(0.11)	$(0.09)	$(0.07)
Net asset value, end of period (x)	$5.59	$5.79	$6.08	$5.93	$5.95	$5.88
Total return (%) (r)(s)(t)(x)	(2.90)(n)	(4.32)	3.82	1.45	2.83	(0.39)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49(a)	1.50	1.53	1.55	1.57	1.58
Expenses after expense reductions (f)	1.32(a)	1.32	1.34	1.39	1.46	1.48
Net investment income (loss)	0.96(a)	0.29	0.84	1.67	1.56	0.93
Portfolio turnover	17(n)	39	35	41	55	57
Net assets at end of period (000 omitted)	$1,875	$2,361	$2,931	$2,714	$3,703	$3,779

Class C	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$5.80	$6.09	$5.94	$5.96	$5.89	$5.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.01	$0.05	$0.09	$0.09	$0.05
Net realized and unrealized gain (loss)	(0.20)	(0.28)	0.17	(0.01)	0.07	(0.08)
Total from investment operations	$(0.17)	$(0.27)	$0.22	$0.08	$0.16	$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.02)	$(0.07)	$(0.10)	$(0.09)	$(0.06)
Net asset value, end of period (x)	$5.60	$5.80	$6.09	$5.94	$5.96	$5.89
Total return (%) (r)(s)(t)(x)	(2.94)(n)	(4.41)	3.71	1.35	2.73	(0.49)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49(a)	1.50	1.53	1.55	1.57	1.58
Expenses after expense reductions (f)	1.42(a)	1.42	1.43	1.49	1.56	1.58
Net investment income (loss)	0.87(a)	0.19	0.75	1.57	1.45	0.83
Portfolio turnover	17(n)	39	35	41	55	57
Net assets at end of period (000 omitted)	$29,255	$31,747	$39,241	$42,281	$47,447	$56,372
See Notes to Financial Statements
31

Financial Highlights – continued
Class I	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$5.77	$6.07	$5.92	$5.93	$5.87	$5.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.07	$0.10	$0.15	$0.14	$0.11
Net realized and unrealized gain (loss)	(0.18)	(0.29)	0.18	(0.00)(w)	0.07	(0.08)
Total from investment operations	$(0.13)	$(0.22)	$0.28	$0.15	$0.21	$0.03
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.08)	$(0.13)	$(0.16)	$(0.15)	$(0.12)
Net asset value, end of period (x)	$5.58	$5.77	$6.07	$5.92	$5.93	$5.87
Total return (%) (r)(s)(t)(x)	(2.29)(n)	(3.63)	4.75	2.54	3.59	0.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.49(a)	0.50	0.53	0.55	0.57	0.58
Expenses after expense reductions (f)	0.42(a)	0.42	0.43	0.49	0.56	0.58
Net investment income (loss)	1.86(a)	1.19	1.69	2.56	2.46	1.81
Portfolio turnover	17(n)	39	35	41	55	57
Net assets at end of period (000 omitted)	$541,916	$570,543	$453,159	$258,164	$187,021	$141,291

Class R1	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$5.78	$6.08	$5.93	$5.94	$5.88	$5.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.01	$0.05	$0.09	$0.09	$0.05
Net realized and unrealized gain (loss)	(0.19)	(0.29)	0.17	(0.00)(w)	0.06	(0.08)
Total from investment operations	$(0.17)	$(0.28)	$0.22	$0.09	$0.15	$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.02)	$(0.07)	$(0.10)	$(0.09)	$(0.06)
Net asset value, end of period (x)	$5.58	$5.78	$6.08	$5.93	$5.94	$5.88
Total return (%) (r)(s)(t)(x)	(2.95)(n)	(4.58)	3.71	1.52	2.55	(0.49)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.50(a)	1.50	1.53	1.55	1.57	1.58
Expenses after expense reductions (f)	1.42(a)	1.42	1.44	1.48	1.56	1.58
Net investment income (loss)	0.76(a)	0.18	0.74	1.57	1.47	0.83
Portfolio turnover	17(n)	39	35	41	55	57
Net assets at end of period (000 omitted)	$430	$1,252	$1,597	$1,593	$451	$294
See Notes to Financial Statements
32

Financial Highlights – continued
Class R2	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$5.80	$6.10	$5.94	$5.96	$5.89	$5.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.05	$0.08	$0.13	$0.12	$0.08
Net realized and unrealized gain (loss)	(0.18)	(0.29)	0.19	(0.01)	0.07	(0.07)
Total from investment operations	$(0.14)	$(0.24)	$0.27	$0.12	$0.19	$0.01
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.06)	$(0.11)	$(0.14)	$(0.12)	$(0.10)
Net asset value, end of period (x)	$5.61	$5.80	$6.10	$5.94	$5.96	$5.89
Total return (%) (r)(s)(t)(x)	(2.47)(n)	(3.99)	4.50	1.96	3.34	0.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99(a)	1.00	1.03	1.05	1.07	1.08
Expenses after expense reductions (f)	0.82(a)	0.82	0.84	0.90	0.96	0.98
Net investment income (loss)	1.45(a)	0.79	1.32	2.17	2.04	1.42
Portfolio turnover	17(n)	39	35	41	55	57
Net assets at end of period (000 omitted)	$1,389	$1,646	$1,997	$1,579	$2,524	$2,908

Class R3	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$5.80	$6.10	$5.95	$5.96	$5.90	$5.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.06	$0.09	$0.14	$0.13	$0.09
Net realized and unrealized gain (loss)	(0.19)	(0.29)	0.18	(0.00)(w)	0.06	(0.07)
Total from investment operations	$(0.14)	$(0.23)	$0.27	$0.14	$0.19	$0.02
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.07)	$(0.12)	$(0.15)	$(0.13)	$(0.11)
Net asset value, end of period (x)	$5.61	$5.80	$6.10	$5.95	$5.96	$5.90
Total return (%) (r)(s)(t)(x)	(2.40)(n)	(3.85)	4.48	2.28	3.32	0.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74(a)	0.75	0.78	0.80	0.82	0.83
Expenses after expense reductions (f)	0.67(a)	0.67	0.69	0.75	0.81	0.83
Net investment income (loss)	1.61(a)	0.96	1.50	2.32	2.19	1.57
Portfolio turnover	17(n)	39	35	41	55	57
Net assets at end of period (000 omitted)	$898	$1,001	$1,318	$1,512	$2,249	$2,140
See Notes to Financial Statements
33

Financial Highlights – continued
Class R4	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$5.82	$6.11	$5.96	$5.99	$5.89	$5.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.07	$0.11	$0.15	$0.15	$0.11
Net realized and unrealized gain (loss)	(0.19)	(0.28)	0.17	(0.02)	0.10(g)	(0.08)
Total from investment operations	$(0.14)	$(0.21)	$0.28	$0.13	$0.25	$0.03
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.08)	$(0.13)	$(0.16)	$(0.15)	$(0.12)
Net asset value, end of period (x)	$5.62	$5.82	$6.11	$5.96	$5.99	$5.89
Total return (%) (r)(s)(t)(x)	(2.44)(n)	(3.43)	4.74	2.20	4.28	0.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.49(a)	0.50	0.53	0.55	0.63	0.58
Expenses after expense reductions (f)	0.42(a)	0.42	0.44	0.49	0.62	0.58
Net investment income (loss)	1.87(a)	1.16	1.73	2.58	2.60	1.84
Portfolio turnover	17(n)	39	35	41	55	57
Net assets at end of period (000 omitted)	$921	$906	$275	$242	$304	$6,537

Class R6	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$5.79	$6.08	$5.93	$5.95	$5.88	$5.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.08	$0.11	$0.16	$0.15	$0.11
Net realized and unrealized gain (loss)	(0.20)	(0.28)	0.17	(0.02)	0.07	(0.08)
Total from investment operations	$(0.14)	$(0.20)	$0.28	$0.14	$0.22	$0.03
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.09)	$(0.13)	$(0.16)	$(0.15)	$(0.12)
Net asset value, end of period (x)	$5.59	$5.79	$6.08	$5.93	$5.95	$5.88
Total return (%) (r)(s)(t)(x)	(2.42)(n)	(3.39)	4.82	2.43	3.82	0.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.42(a)	0.43	0.46	0.48	0.50	0.51
Expenses after expense reductions (f)	0.35(a)	0.35	0.37	0.42	0.49	0.50
Net investment income (loss)	1.95(a)	1.26	1.77	2.64	2.51	1.91
Portfolio turnover	17(n)	39	35	41	55	57
Net assets at end of period (000 omitted)	$1,274,329	$1,116,143	$942,709	$599,945	$561,643	$524,653

See Notes to Financial Statements
34

Financial Highlights – continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
35

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
36

Notes to Financial Statements (unaudited) - continued
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar
37

Notes to Financial Statements (unaudited) - continued
securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of October 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$589,094,343	$—	$589,094,343
Non - U.S. Sovereign Debt	—	19,949,798	—	19,949,798
Municipal Bonds	—	35,467,997	—	35,467,997
U.S. Corporate Bonds	—	917,624,435	—	917,624,435
Residential Mortgage-Backed Securities	—	20,755,967	—	20,755,967
Commercial Mortgage-Backed Securities	—	174,050,927	—	174,050,927
Asset-Backed Securities (including CDOs)	—	412,497,747	—	412,497,747
Foreign Bonds	—	582,774,610	—	582,774,610
Mutual Funds	149,103,317	—	—	149,103,317
Total	$149,103,317	$2,752,215,824	$—	$2,901,319,141
Other Financial Instruments
Futures Contracts – Liabilities	$(854,248)	$—	$—	$(854,248)
Swap Agreements – Liabilities	—	(7,477,400)	—	(7,477,400)
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future
38

Notes to Financial Statements (unaudited) - continued
exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Futures Contracts	$(854,248)
Interest Rate	Cleared Swap Agreements	(7,477,400)
Total		$(8,331,648)
(a) Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(1,171,311)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended October 31, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$102,074	$(7,477,400)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements.
39

Notes to Financial Statements (unaudited) - continued
For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the
40

Notes to Financial Statements (unaudited) - continued
Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
41

Notes to Financial Statements (unaudited) - continued
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
42

Notes to Financial Statements (unaudited) - continued
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2022, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 4/30/22
Ordinary income (including any short-term capital gains)	$37,624,202
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/22
Cost of investments	$3,107,582,182
Gross appreciation	122,048
Gross depreciation	(206,385,089)
Net unrealized appreciation (depreciation)	$(206,263,041)
As of 4/30/22
Undistributed ordinary income	3,562,293
Capital loss carryforwards	(30,349,982)
Other temporary differences	(3,306,464)
Net unrealized appreciation (depreciation)	(117,467,161)
43

Notes to Financial Statements (unaudited) - continued
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of April 30, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Long-Term	$(30,349,982)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Effective March 21, 2022, all Class 529B and Class 529C shares were converted into Class 529A shares. Effective May 20, 2022, all Class 529A shares were redeemed. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 10/31/22	Year ended 4/30/22
Class A	$10,068,798	$12,810,583
Class B	12,627	12,776
Class C	161,958	136,687
Class I	5,793,244	7,092,573
Class R1	3,613	5,810
Class R2	12,036	18,028
Class R3	8,381	12,167
Class R4	9,426	14,059
Class R6	13,676,841	15,016,740
Class 529A	199,896	2,388,231
Class 529B	—	10,512
Class 529C	—	106,036
Total	$29,946,820	$37,624,202
(3) Transactions with Affiliates
Note regarding references to Class 529A shares in this “Note (3) Transactions with Affiliates”: Effective May 20, 2022, all Class 529A shares were redeemed. Accordingly, information with respect to Class 529A shares is for the period ending May 20, 2022.
44

Notes to Financial Statements (unaudited) - continued
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.35%
In excess of $2.5 billion	0.30%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2023. For the six months ended October 31, 2022, this management fee reduction amounted to $211,294, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2022 was equivalent to an annual effective rate of 0.34% of the fund's average daily net assets.
The investment adviser has agreed in writing to bear the fund’s expenses, excluding management fees, distribution and service fees, program manager fees, payments made to service providers (other than MFS Service Center, Inc. (“MFSC”)) that provide certain sub-accounting services, interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that “Other Expenses” do not exceed 0.00% of the class' average daily net assets annually for each class of shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2023. For the six months ended October 31, 2022, this reduction amounted to $904,631, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $39,064 and $429 for the six months ended October 31, 2022, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
45

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$ 1,337,485
Class B	0.75%	0.25%	1.00%	0.90%	11,277
Class C	0.75%	0.25%	1.00%	1.00%	157,124
Class R1	0.75%	0.25%	1.00%	1.00%	3,975
Class R2	0.25%	0.25%	0.50%	0.40%	3,732
Class R3	—	0.25%	0.25%	0.25%	1,182
Class 529A	—	0.25%	0.25%	0.02%	40,421
Total Distribution and Service Fees					$1,555,196
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2022 based on each class's average daily net assets. The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2022, based on each class’s average daily net assets. 0.10% of the Class A, Class B and Class 529A service fee is currently being waived under a written waiver agreement. For the six months October 31, 2022, this waiver amounted to $534,990, $1,128, and $16,168 for Class A, Class B, and Class 529A, respectively, and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2023. 0.10% of the Class R2 distribution fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2022, this waiver amounted to $746 and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2023. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2022, this rebate amounted to $100 and $2,088, for Class A and Class 529A shares respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2022, were as follows:
Amount
Class A	$84,353
Class B	1,814
Class C	4,763
The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into
46

Notes to Financial Statements (unaudited) - continued
an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. As described above, all Class 529A shares were redeemed on or before May 20, 2022. Accordingly, the foregoing agreement between the fund and MFD was terminated effective May 20, 2022. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended October 31, 2022, were as follows:
Fee
Class 529A	$8,084
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2022, the fee was $195,269, which equated to 0.0130% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $698,299.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2022 was equivalent to an annual effective rate of 0.0168% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On June 18, 2021, MFS redeemed 8,894 shares of Class R1 for an aggregate amount of $53,987.
On August 3, 2022, MFS redeemed 11 shares of Class R6 for an aggregate amount of $63.
47

Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended October 31, 2022, purchases and sales of investments, other than and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$290,473,119	$290,557,375
Non-U.S. Government securities	198,108,867	229,173,614
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 10/31/22		Year ended 4/30/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	43,550,634	$249,465,844	86,778,837	$521,056,716
Class B	31,086	176,302	183,031	1,099,205
Class C	1,313,750	7,518,034	1,918,779	11,513,621
Class I	31,229,751	177,924,908	76,084,181	455,165,312
Class R1	1,766	10,075	64,702	391,258
Class R2	9,884	56,529	77,506	463,314
Class R3	26,131	149,430	54,107	326,851
Class R4	12,424	71,152	206,483	1,259,581
Class R6	81,567,760	468,806,371	63,439,661	380,041,306
Class 529A	266,200	1,543,975	23,913,148	142,710,255
Class 529B	—	—	213,931	1,294,442
Class 529C	—	—	2,486,150	15,048,298
	158,009,386	$905,722,620	255,420,516	$1,530,370,159
48

Notes to Financial Statements (unaudited) - continued
	Six months ended 10/31/22		Year ended 4/30/22
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,732,300	$9,874,583	1,977,358	$11,887,315
Class B	2,222	12,624	2,075	12,489
Class C	25,526	145,147	20,445	123,531
Class I	899,402	5,102,628	1,072,997	6,414,857
Class R1	616	3,506	964	5,810
Class R2	2,053	11,708	2,964	17,859
Class R3	1,469	8,381	1,999	12,033
Class R4	1,648	9,426	2,330	14,059
Class R6	2,380,836	13,535,412	2,461,632	14,760,610
Class 529A	—	—	384,355	2,312,326
Class 529B	—	—	1,653	10,025
Class 529C	—	—	16,501	100,299
	5,046,072	$28,703,415	5,945,273	$35,671,213
Shares reacquired
Class A	(39,064,627)	$(223,549,213)	(79,336,015)	$(477,914,545)
Class B	(106,012)	(599,390)	(259,027)	(1,545,993)
Class C	(1,594,200)	(9,096,049)	(2,902,597)	(17,434,007)
Class I	(33,831,086)	(192,520,728)	(52,990,618)	(316,050,111)
Class R1	(141,843)	(811,201)	(111,918)	(669,084)
Class R2	(47,931)	(274,691)	(124,185)	(746,996)
Class R3	(40,005)	(229,808)	(99,637)	(603,145)
Class R4	(5,971)	(34,108)	(98,084)	(591,315)
Class R6	(48,989,746)	(279,955,953)	(27,977,440)	(167,143,276)
Class 529A	(46,544,984)	(269,583,786)	(12,281,049)	(73,998,631)
Class 529B	—	—	(812,524)	(4,805,493)
Class 529C	—	—	(8,709,189)	(51,576,626)
	(170,366,405)	$(976,654,927)	(185,702,283)	$(1,113,079,222)
49

Notes to Financial Statements (unaudited) - continued
	Six months ended 10/31/22		Year ended 4/30/22
	Shares	Amount	Shares	Amount
Net change
Class A	6,218,307	$35,791,214	9,420,180	$55,029,486
Class B	(72,704)	(410,464)	(73,921)	(434,299)
Class C	(254,924)	(1,432,868)	(963,373)	(5,796,855)
Class I	(1,701,933)	(9,493,192)	24,166,560	145,530,058
Class R1	(139,461)	(797,620)	(46,252)	(272,016)
Class R2	(35,994)	(206,454)	(43,715)	(265,823)
Class R3	(12,405)	(71,997)	(43,531)	(264,261)
Class R4	8,101	46,470	110,729	682,325
Class R6	34,958,850	202,385,830	37,923,853	227,658,640
Class 529A	(46,278,784)	(268,039,811)	12,016,454	71,023,950
Class 529B	—	—	(596,940)	(3,501,026)
Class 529C	—	—	(6,206,538)	(36,428,029)
	(7,310,947)	$(42,228,892)	75,663,506	$452,962,150
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2030 Fund were the owners of record of approximately 13%, 5%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund.
Effective May 1, 2006, purchases of the fund's Class B shares were closed to new and existing investors subject to certain exceptions. Effective June 1, 2019, purchases of the fund's Class 529B shares were closed to new and existing investors subject to certain exceptions. Effective after the close of business on March 18, 2022, all sales of Class 529B and Class 529C shares were suspended, and Class 529B and Class 529C shares were converted into Class 529A shares of the fund effective March 21, 2022. Effective after the close of business on May 13, 2022, all sales and redemptions of Class 529A shares were suspended, and all Class 529A shares were redeemed on May 20, 2022.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to
50

Notes to Financial Statements (unaudited) - continued
each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2022, the fund’s commitment fee and interest expense were $6,784 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$155,032,857	$389,011,733	$394,933,180	$(6,722)	$(1,371)	$149,103,317

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$735,302	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
51

Board Approval of Investment Advisory Agreement
MFS Limited Maturity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2022 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2021 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about
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Board Approval of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2021 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by
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Board Approval of Investment Advisory Agreement - continued
Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
54

Board Approval of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2022.
55

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
56

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
October 31, 2022
MFS®  Municipal Limited
Maturity Fund
MTL-SEM

MFS® Municipal Limited
Maturity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, and evolving geopolitical tensions. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The U.S. Federal Reserve has made it clear that rates must move higher and tighter policy must be sustained to restore price stability and that this will likely bring some pain to households and businesses. Against that backdrop, richly valued, interest rate–sensitive growth equities have been hit particularly hard by rising interest rates. Volatility in fixed income and currency markets has picked up, with fiscal policy missteps in the United Kingdom leading to a crisis of market confidence that ultimately resulted in the ouster of Prime Minister Liz Truss. That episode could forewarn other governments to avoid policy overreach.
There are, however, encouraging signs for the markets. China has modestly relaxed its zero-COVID policy, and cases globally, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and global supply chain bottlenecks are easing, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
December 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure (i)
Top ten industries (i)
Healthcare Revenue - Hospitals	13.1%
General Obligations - General Purpose	10.3%
General Obligations - Schools	8.4%
Airport Revenue	7.6%
Multi-Family Housing Revenue	6.7%
Utilities - Other	5.7%
Student Loan Revenue	5.4%
Utilities - Investor Owned	5.2%
Universities - Colleges	4.2%
Single Family Housing - State	3.2%
Composition including fixed income credit quality (a)(i)
AAA	7.7%
AA	26.5%
A	39.6%
BBB	17.1%
BB	4.4%
B	0.1%
CCC	0.5%
CC (o)	0.0%
D	0.2%
Not Rated	5.0%
Cash & Cash Equivalents	(1.1)%
Portfolio facts
Average Duration (d)	3.1
Average Effective Maturity (m)	3.9 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts and disbursements.
Percentages are based on net assets as of October 31, 2022.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
May 1, 2022 through October 31, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2022 through October 31, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/22	Ending Account Value 10/31/22	Expenses Paid During Period (p) 5/01/22-10/31/22
A	Actual	0.61%	$1,000.00	$979.54	$3.04
	Hypothetical(h)	0.61%	$1,000.00	$1,022.13	$3.11
B	Actual	1.36%	$1,000.00	$974.53	$6.77
	Hypothetical(h)	1.36%	$1,000.00	$1,018.35	$6.92
C	Actual	1.46%	$1,000.00	$975.35	$7.27
	Hypothetical(h)	1.46%	$1,000.00	$1,017.85	$7.43
I	Actual	0.46%	$1,000.00	$980.23	$2.30
	Hypothetical(h)	0.46%	$1,000.00	$1,022.89	$2.35
R6	Actual	0.37%	$1,000.00	$980.60	$1.85
	Hypothetical(h)	0.37%	$1,000.00	$1,023.34	$1.89
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
10/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 99.5%
Alabama - 2.8%
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 3.5%, 11/01/2026	$1,245,000	$1,233,117
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 3.5%, 11/01/2027	1,290,000	1,270,392
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 4%, 11/01/2028	1,330,000	1,349,192
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 4%, 11/01/2029	1,385,000	1,405,460
Alabama Housing Finance Authority, Multi-Family Housing Rev. (Maryvale Place Project), “F”, HUD Section 8, 4%, 10/01/2025 (Put Date 4/01/2025)	4,645,000	4,621,321
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	7,130,000	6,418,440
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029) (w)	3,865,000	3,906,754
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 4), “B-1”, 5%, 5/01/2053 (Put Date 8/01/2028)	6,380,000	6,281,343
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2023	225,000	227,361
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2024	325,000	332,845
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2025	500,000	517,257
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2026	450,000	469,786
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2027	500,000	524,064
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2028	700,000	736,212
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2029	1,500,000	1,580,750
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A”, 4%, 12/01/2048 (Put Date 12/01/2023)	3,750,000	3,727,659
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 2.996% (67% of LIBOR - 1mo. + 0.9%), 12/01/2048 (Put Date 12/01/2023)	11,480,000	11,351,353
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	3,795,000	3,833,028
Black Belt Energy Gas District, AL, Gas Supply Rev., “D-1”, 4%, 7/01/2052 (Put Date 6/01/2027)	4,270,000	4,135,301
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2023	450,000	454,610

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alabama - continued
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2025	$850,000	$881,301
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2027	1,100,000	1,161,054
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2028	610,000	649,654
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2029	400,000	429,538
Houston County, AL, Health Care Authority (Southeast Alabama Medical Center), “A”, 5%, 10/01/2025	1,165,000	1,188,628
Mobile County, AL, Board of School Commissioners Special Tax School Warrants, 5%, 3/01/2031	1,100,000	1,184,232
Mobile County, AL, Board of School Commissioners Special Tax School Warrants , 4%, 3/01/2024	540,000	543,488
Mobile County, AL, Board of School Commissioners Special Tax School Warrants , 5%, 3/01/2026	1,325,000	1,383,161
Mobile County, AL, Board of School Commissioners Special Tax School Warrants , 5%, 3/01/2028	1,475,000	1,565,202
Mobile County, AL, Board of School Commissioners, Special Tax School Warrants, 5%, 3/01/2030	1,415,000	1,520,856
Mobile, AL, Industrial Development Board, Pollution Control Rev. (Alabama Power Co.), 1%, 6/01/2034 (Put Date 6/26/2025)	3,000,000	2,788,167
Montgomery, AL, General Obligation, “B”, 3%, 12/01/2022	1,450,000	1,449,831
Montgomery, AL, General Obligation, “B”, 3%, 12/01/2023	425,000	424,211
Montgomery, AL, General Obligation, “B”, 3%, 12/01/2024	400,000	396,032
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2022	720,000	720,477
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2023	710,000	715,731
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2024	750,000	760,501
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2025	785,000	799,897
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2026	1,030,000	1,054,698
Phenix City, AL, Water & Sewer Rev., “A”, BAM, 5%, 8/15/2025	2,225,000	2,286,651
Southeast Alabama Gas Supply District Rev. (Project No. 2), “A”, 4%, 6/01/2049 (Put Date 6/01/2024)	10,000,000	9,863,300
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2023	125,000	125,118
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2024	100,000	100,586

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alabama - continued
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2025	$150,000	$150,336
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2026	180,000	185,476
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2027	100,000	103,668
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2028	200,000	208,572
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2029	200,000	209,821
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2030	425,000	447,918
		$87,674,350
Alaska - 0.4%
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 3%, 12/01/2023	$450,000	$448,193
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 3%, 6/01/2024	400,000	397,484
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 12/01/2024	650,000	657,526
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 6/01/2025	670,000	677,756
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 6/01/2026	600,000	608,128
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 12/01/2026	900,000	947,349
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 6/01/2027	130,000	137,563
Alaska Municipal Bond Bank, General Obligation, Series 3, 5%, 10/01/2023	2,305,000	2,339,624
Alaska Municipal Bond Bank, General Obligation, Series 3, 5%, 10/01/2025	2,570,000	2,673,576
North Slope Borough, AK, General Obligation Refunding, “B”, 5%, 6/30/2026	600,000	631,826
North Slope Borough, AK, General Obligation Refunding, “B”, 5%, 6/30/2027	415,000	441,884
North Slope Borough, AK, General Obligation Refunding, “B”, 5%, 6/30/2028	360,000	386,350
Northern Alaska Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, “B1”, 0.5%, 6/01/2031	80,000	78,745

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alaska - continued
State of Alaska, International Airport System Rev., “C”, 5%, 10/01/2026	$1,455,000	$1,495,052
		$11,921,056
Arizona - 3.7%
Arizona Industrial Development Authority Education Rev. (GreatHearts Arizona Projects), “A”, 4%, 7/01/2023	$130,000	$130,307
Arizona Industrial Development Authority Education Rev. (GreatHearts Arizona Projects), “A”, 5%, 7/01/2024	125,000	127,206
Arizona Industrial Development Authority Education Rev. (GreatHearts Arizona Projects), “A”, 5%, 7/01/2025	145,000	148,117
Arizona Industrial Development Authority Education Rev. (GreatHearts Arizona Projects), “A”, 5%, 7/01/2027	160,000	165,079
Arizona Industrial Development Authority Education Rev. (GreatHearts Arizona Projects), “A”, 5%, 7/01/2028	125,000	129,477
Arizona Industrial Development Authority Education Rev. (GreatHearts Arizona Projects), “A”, 5%, 7/01/2029	125,000	129,806
Arizona Industrial Development Authority Education Rev. (GreatHearts Arizona Projects), “A”, 5%, 7/01/2030	135,000	140,175
Arizona Industrial Development Authority Education Rev. (GreatHearts Arizona Projects), “A”, 5%, 7/01/2031	125,000	129,188
Arizona Industrial Development Authority Education Rev., Taxable (Kipp NYC Public Charter Schools - Gerard Facility Project), “C”, 1.5%, 7/01/2023	200,000	193,830
Arizona Industrial Development Authority Education Rev., Taxable (Kipp NYC Public Charter Schools - Gerard Facility Project), “C”, 1.8%, 7/01/2024	225,000	209,001
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2024	500,000	509,465
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2025	400,000	411,612
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2028	1,000,000	1,063,793
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2030	300,000	324,661
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 2.7%, 12/01/2037 (Put Date 8/14/2023)	5,150,000	5,085,608
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 9/01/2042 (Put Date 9/01/2027)	9,250,000	9,475,073
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 6/01/2049 (Put Date 6/03/2024)	7,500,000	7,503,322
Coconino County, AZ, Pollution Control Corp., “A”, 1.875%, 9/01/2032 (Put Date 3/31/2023)	1,395,000	1,383,624

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2024	$1,300,000	$1,329,264
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	1,400,000	1,448,679
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	790,000	817,469
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,200,000	1,252,762
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	540,000	563,743
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,120,000	1,178,788
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	720,000	757,792
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2028	850,000	901,495
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	1,100,000	934,808
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2028	945,000	953,588
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2023	125,000	125,132
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2024	135,000	134,626
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2025	175,000	173,306
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2026	200,000	196,951
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2027	200,000	195,815
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2028	325,000	316,146

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2029	$250,000	$241,481
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “A”, 3%, 1/01/2038 (Put Date 6/01/2024)	10,560,000	10,407,954
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	455,000	390,950
Peoria, AZ, Vistancia Community Facilities District, BAM, 4%, 7/15/2023	800,000	802,910
Peoria, AZ, Vistancia Community Facilities District, BAM, 4%, 7/15/2024	575,000	579,376
Peoria, AZ, Vistancia Community Facilities District, BAM, 4%, 7/15/2026	900,000	913,124
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 4%, 7/01/2025 (n)	765,000	748,518
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 2.95%, 7/01/2026	1,660,000	1,543,380
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), 4.1%, 12/01/2035 (Put Date 2/01/2023)	49,720,000	49,720,000
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2023	150,000	150,544
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2024	400,000	402,383
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2026	250,000	251,562
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2027	600,000	602,435
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2028	150,000	149,770
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), “A”, 4%, 9/01/2029	1,950,000	1,953,539
Pima County, AZ, Industrial Development Authority Senior Living Rev. (LA Posada At Pusch Ridge Project), “B-3”, 5.125%, 11/15/2029 (n)	2,690,000	2,644,025
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2022	210,000	209,824

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2023	$215,000	$212,404
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2024	225,000	219,689
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2025	275,000	265,254
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “C-2”, 1.125%, 12/01/2026	3,350,000	2,841,635
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 2.2%, 3/01/2028 (Put Date 6/03/2024)	1,200,000	1,156,229
		$114,946,694
Arkansas - 0.4%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-2”, 5%, 9/01/2044 (Put Date 9/01/2027)	$6,545,000	$6,721,852
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2024	200,000	197,425
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2025	150,000	146,669
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2026	185,000	179,322
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2027	95,000	91,272
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2028	230,000	217,568
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2024	400,000	407,509
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2026	665,000	686,122
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), “A”, 5%, 8/01/2024	530,000	539,949
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2022	300,000	300,329
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2023	1,665,000	1,688,120
		$11,176,137

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - 4.1%
California Community Choice Financing Authority, Clean Energy Project Rev., “A-1”, 4%, 5/01/2053 (Put Date 8/01/2028)	$1,875,000	$1,800,861
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2023	300,000	300,779
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2024	350,000	356,804
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2025	350,000	359,068
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2026	370,000	379,965
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2027	800,000	824,109
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2028	850,000	876,010
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2029	400,000	414,114
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2031	800,000	820,963
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “A”, 1.2%, 12/01/2050 (Put Date 6/01/2028)	4,560,000	3,816,852
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	11,375,000	10,290,341
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2025	1,130,000	1,153,213
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2026	1,000,000	1,026,199
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2027 (w)	200,000	206,309
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2028 (w)	125,000	128,981
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2029 (w)	125,000	129,039
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2030 (w)	400,000	413,275
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2031 (w)	200,000	206,243
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2032 (w)	225,000	231,631
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2033 (w)	1,150,000	1,177,469

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 3.875%, 7/01/2041 (Put Date 4/03/2023)	$10,000,000	$9,989,745
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.125%, 10/01/2041 (Put Date 10/01/2025)	450,000	445,065
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 4.1%, 8/01/2023 (n)	2,720,000	2,719,887
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 2.5%, 11/01/2038 (Put Date 5/01/2024)	1,455,000	1,413,112
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-1”, 3.375%, 7/01/2025	5,000,000	4,856,394
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2023	290,000	290,594
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2024	380,000	378,520
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2025	400,000	396,191
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-3”, 2.125%, 11/15/2027 (n)	2,565,000	2,337,672
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2024 (n)	325,000	329,781
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2025 (n)	335,000	342,139
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2026 (Prerefunded 8/01/2025) (n)	25,000	26,121
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), ETM, 5%, 8/01/2024 (n)	25,000	25,734
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), ETM, 5%, 8/01/2025 (n)	30,000	31,345
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2023 (n)	1,245,000	1,245,667
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027 (n)	3,965,000	3,736,691
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2026	1,300,000	1,329,963

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev., Taxable (Front Porch Communities and Services), “B”, 0.638%, 4/01/2023	$1,260,000	$1,237,468
California Statewide Communities Development Authority Rev., Taxable (Front Porch Communities and Services), “B”, 1.028%, 4/01/2024	1,125,000	1,060,797
California Statewide Communities Development Authority Rev., Taxable (Front Porch Communities and Services), “B”, 1.31%, 4/01/2025	1,195,000	1,088,615
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 1.85%, 6/01/2031	2,765,000	2,707,629
Hastings College of the Law, CA, AGM, 5%, 4/01/2026	305,000	318,495
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, AGM, 5%, 9/01/2023	1,630,000	1,654,426
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, ETM, AGM, 5%, 9/01/2023	235,000	238,444
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2028	1,250,000	1,297,197
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2029	1,410,000	1,465,996
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “B”, 5%, 5/15/2026	1,350,000	1,390,853
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “G”, 5%, 5/15/2029	10,000,000	10,437,668
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2024	1,205,000	1,227,550
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, ETM, 5%, 5/01/2024	95,000	97,419
Riverside County, CA, Teeter Plan Obligation Notes, “A”, 3.7%, 10/19/2023	3,750,000	3,758,358
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2023	1,100,000	1,114,037
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2026	2,225,000	2,277,595
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2027	2,905,000	2,976,219
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2028	3,250,000	3,331,882
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2029	5,500,000	5,653,744
San Francisco, CA, City & County Airports Commission, International Airport Rev. (SFO Fuel Company LLC), “A”, 5%, 1/01/2027	2,205,000	2,262,915

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., “A”, 5%, 1/15/2030	$750,000	$771,229
San Ramon CA, Public Financing Authority, Capital Appreciation, “A”, AAC, 0%, 2/01/2026	1,690,000	1,473,953
State of California, Various Purpose General Obligation, 5%, 8/01/2026	3,490,000	3,702,965
State of California, Various Purpose General Obligation, 5%, 8/01/2027	5,750,000	5,960,690
Sweetwater, CA, Union High School District, 5%, 8/01/2031	1,665,000	1,741,293
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2026	1,150,000	1,198,927
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2028	1,000,000	1,058,378
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2029	1,100,000	1,171,090
Vernon, CA, Electric System Rev., “A”, 5%, 4/01/2026	1,000,000	1,019,749
Vernon, CA, Electric System Rev., “A”, 5%, 10/01/2026	1,670,000	1,706,902
Vernon, CA, Electric System Rev., “A”, 5%, 4/01/2027	1,630,000	1,669,641
Vernon, CA, Electric System Rev., “A”, 5%, 10/01/2027	2,500,000	2,566,046
Vernon, CA, Electric System Rev., “A”, 5%, 4/01/2028	2,000,000	2,056,680
Victorville, CA, Electric Rev., “A”, 5%, 5/01/2031	1,000,000	1,039,621
		$127,541,317
Colorado - 2.5%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2022	$165,000	$165,197
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2022	100,000	100,168
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2023	195,000	198,019
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2023	120,000	121,897
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2024	400,000	411,380
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2024	135,000	138,867
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2025	175,000	182,161
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2025	125,000	130,310
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2026	195,000	205,259

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2026	$135,000	$142,886
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2027	200,000	212,712
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2029	1,040,000	1,061,606
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/2028	1,330,000	1,331,629
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	630,000	632,526
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 4%, 4/01/2023	35,000	35,070
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2025	205,000	211,369
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2026	255,000	263,226
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2027	215,000	223,375
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2028	400,000	415,847
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2029	625,000	651,925
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2030	720,000	751,744
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2031	850,000	882,283
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2023	55,000	54,846
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2024	330,000	323,386
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2025	390,000	375,508
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2026	320,000	302,663
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2027	495,000	458,964
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2028	460,000	417,724
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2029	430,000	382,521
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2030	500,000	435,790

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2031	$960,000	$820,678
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2034	1,000,000	1,037,550
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2035	1,200,000	1,238,390
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-1”, 5%, 8/01/2026	1,500,000	1,549,225
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-1”, 5%, 8/01/2027	2,000,000	2,076,579
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2026	2,160,000	2,230,883
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2022	1,750,000	1,749,968
Colorado Health Facilities Authority Rev. (Intermountain Healthcare, Inc.), “C”, 5%, 5/15/2062 (Put Date 8/15/2028)	16,365,000	17,390,842
Colorado Health Facilities Authority Rev., Improvement Bonds (Valley View Hospital Association Project), 2.8%, 5/15/2042 (Put Date 5/15/2023)	4,410,000	4,409,186
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 3%, 7/15/2023	100,000	99,594
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 1/15/2024	400,000	405,662
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2024	300,000	301,714
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 1/15/2025	325,000	328,761
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2025	400,000	405,540
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 3%, 1/15/2026	600,000	573,475
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2026	300,000	305,199
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 1/15/2027	500,000	509,186
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2027	600,000	611,990
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 1/15/2028	1,075,000	1,096,069
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2028	850,000	867,219
Denver, CO, City & County Airport System Rev., “A”, 5%, 11/15/2027	5,000,000	5,175,722

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Denver, CO, City & County Airport System Rev., “A”, 5%, 11/15/2028	$14,000,000	$14,495,327
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2024	1,500,000	1,521,300
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2025	2,000,000	2,039,688
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2023	1,000,000	1,015,480
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2025	500,000	521,203
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2026	1,300,000	1,370,918
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2027	1,270,000	1,335,337
		$76,703,543
Connecticut - 1.6%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut State University), “N”, 5%, 11/01/2024	$1,930,000	$1,958,958
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2023	2,800,000	2,806,520
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2024	1,840,000	1,847,742
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2023	250,000	252,492
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2024	250,000	255,790
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2025	250,000	258,050
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2026	250,000	259,775
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2027	830,000	869,946
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2028	1,030,000	1,085,420
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2029	745,000	790,463
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2030	400,000	425,228
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2031	825,000	870,739
Connecticut Health & Educational Facilities Authority Rev. (Stamford Hospital), “L-1”, 4%, 7/01/2023	495,000	494,831

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - continued
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “E-1”, GNMA, 5.5%, 11/15/2052 (w)	$5,890,000	$6,109,374
Hamden, CT, General Obligation, BAM, 4%, 8/15/2023	300,000	301,265
Hamden, CT, General Obligation, BAM, 4%, 8/15/2025	400,000	405,365
Hamden, CT, General Obligation, BAM, 4%, 8/15/2026	155,000	157,434
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2023	3,000,000	3,053,450
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2024	5,600,000	5,780,767
New Haven, CT, General Obligation, “B”, BAM, 5%, 8/01/2027	3,520,000	3,704,410
New Haven, CT, General Obligation, “A”, AGM, 5%, 8/15/2024	1,280,000	1,312,075
State of Connecticut, “D”, BAM, 4%, 8/15/2030	11,250,000	11,376,204
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 9/01/2023	2,005,000	2,033,062
University of Connecticut, General Obligation, “A”, BAM, 5%, 1/15/2028	1,720,000	1,815,734
West Haven, CT, General Obligation, BAM, 4%, 3/15/2023	250,000	250,626
West Haven, CT, General Obligation, BAM, 4%, 3/15/2025	420,000	425,608
West Haven, CT, General Obligation, BAM, 4%, 3/15/2026	200,000	203,358
West Haven, CT, General Obligation, BAM, 4%, 3/15/2027	200,000	203,589
West Haven, CT, General Obligation, BAM, 4%, 3/15/2028	215,000	219,088
West Haven, CT, General Obligation, BAM, 4%, 3/15/2029	200,000	204,770
West Haven, CT, General Obligation, BAM, 4%, 3/15/2030	125,000	127,067
		$49,859,200
Delaware - 0.2%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4%, 9/01/2024	$150,000	$150,974
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 2.8%, 9/01/2026	220,000	205,076
Delaware Economic Development Authority, Gas Facilities Rev. (Delmarva Power and Light Co. Project), “A”, 1.05%, 1/01/2031 (Put Date 7/01/2025)	5,985,000	5,551,972
		$5,908,022
District of Columbia - 1.1%
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2026	$1,045,000	$1,086,806
District of Columbia, Housing Finance Agency, Collateralized Multi-Family Rev. (Parcel 42 Project) , 1.7%, 9/01/2041 (Put Date 3/01/2025)	9,000,000	8,529,786
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-2”, 0.5%, 3/01/2027 (Put Date 10/01/2024)	2,415,000	2,251,777

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - continued
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-2”, 3%, 9/01/2028 (Put Date 9/01/2026)	$5,350,000	$5,079,885
District of Columbia, Housing Finance Agency, Multi-Family Development Program, Taxable, “B-3”, 0.9%, 10/01/2024	1,400,000	1,299,046
District of Columbia, Housing Finance Agency, Multi-Family Housing Rev. (Cascade Park Apartments II Project), 0.7%, 8/01/2042 (Put Date 8/01/2024)	3,970,000	3,718,862
District of Columbia, Housing Finance Agency, Multi-Family Housing Rev. (Paxton Project), 4%, 9/01/2040 (Put Date 9/01/2025)	3,750,000	3,741,901
Metropolitan Washington, D.C., Airport Authority System Rev., “A”, 5%, 10/01/2027	7,000,000	7,256,920
		$32,964,983
Florida - 3.4%
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2022	$600,000	$600,658
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 3.75%, 5/01/2023	1,080,000	1,082,051
Broward County, FL, Multi-Family Housing Rev. (Solaris Apartments), “B”, FNMA, 0.7%, 1/01/2025 (Put Date 7/01/2024)	4,375,000	4,131,267
Broward County, FL, School Board, COP, “A”, AGM, 5%, 7/01/2028	4,505,000	4,666,280
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	535,000	544,352
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	615,000	628,315
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2025	430,000	434,003
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2027	565,000	571,222
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2029	940,000	944,646
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2031	1,040,000	1,036,755
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2023	700,000	704,701
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2024	1,000,000	1,019,519
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2025	400,000	409,075

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2026	$285,000	$293,727
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2027	880,000	913,559
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2028	625,000	651,267
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2029	500,000	523,870
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2027 (n)	1,270,000	1,178,173
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2028 (n)	825,000	749,515
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “B-2”, 1.75%, 6/01/2026 (n)	215,000	189,948
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2027	480,000	488,013
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2028	1,500,000	1,525,653
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2029	1,295,000	1,316,653
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2030	1,990,000	2,014,811
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2025	920,000	947,139
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2026	500,000	519,435
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2027	385,000	403,333
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2028	135,000	142,394
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2029	485,000	514,239
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2030	765,000	814,062
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2031	745,000	795,817
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Valencia Park Apartments) “A”, 0.25%, 12/01/2023 (Put Date 12/01/2022)	9,000,000	8,969,195
Greater Orlando Aviation Authority Airport Facilities Rev., “A”, 5%, 10/01/2027	1,375,000	1,422,378
Greater Orlando Aviation Authority Airport Facilities Rev., “A”, 5%, 10/01/2028	1,795,000	1,861,360

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Greater Orlando Aviation Authority Airport Facilities Rev., “A”, 5%, 10/01/2029	$1,350,000	$1,397,533
Greater Orlando Aviation Authority Airport Facilities Rev., “A”, 5%, 10/01/2030	1,375,000	1,416,111
Hillsborough County, FL, Wastewater Impact Fee Assessment Rev., 5%, 5/01/2024	2,500,000	2,555,575
Lee County, FL, Airport Refunding Rev., “A”, 5%, 10/01/2024	4,250,000	4,330,355
Lee County, FL, Airport Rev., “B”, 5%, 10/01/2026	1,660,000	1,701,481
Lee County, FL, Airport Rev., “B”, 5%, 10/01/2028	4,060,000	4,165,292
Lee Memorial Health System, FL, Hospital Rev., “A-2”, 5%, 4/01/2033 (Put Date 4/01/2026)	5,135,000	5,163,620
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2024	400,000	406,278
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	125,000	125,655
Miami-Dade County, FL, School District, 4%, 2/23/2023	10,000,000	10,027,973
Miami-Dade County, FL, Seaport Rev., “B”, 5%, 10/01/2023	1,500,000	1,516,178
Okeechobee County, FL, Solid Waste Disposal Rev. (Waste Management, Inc./Okeechobee Landfill Project), “A”, 0.55%, 7/01/2039 (Put Date 7/01/2024)	775,000	725,149
Orange County, FL, Health Facilities Authority Hospital Rev. (AdventHealth Obligated Group), “C”, 5%, 11/15/2052 (Put Date 11/15/2026)	19,000,000	19,873,949
Orange County, FL, Housing Finance Authority, Multi-Family Housing Rev. (Dunwoodie Place Apartments), “A”, 0.2%, 9/01/2024	4,700,000	4,514,912
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2028	150,000	154,487
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2029	200,000	205,165
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2030	200,000	203,839
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2031	200,000	203,168
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2032	250,000	251,817
Pasco County, FL, School Board Refunding Certificates of Participation, “A”, 5%, 8/01/2025	100,000	103,948
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “B-2”, 1.45%, 1/01/2027	430,000	367,549
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2022	110,000	109,854

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2023	$115,000	$113,525
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2024	140,000	136,144
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2025	180,000	172,397
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2023	100,000	100,885
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2024	100,000	101,878
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2025	100,000	102,939
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2026	100,000	103,564
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2027	180,000	187,104
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2028	230,000	240,001
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2029	225,000	234,975
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2030	250,000	260,244
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2031	300,000	311,046
Wildwood, FL, Utility Dependent District Utility Rev. (South Sumter Utility Project), BAM, 5%, 10/01/2026	200,000	210,366
Wildwood, FL, Utility Dependent District Utility Rev. (South Sumter Utility Project), BAM, 5%, 10/01/2027	200,000	212,266
		$105,014,607
Georgia - 3.4%
Appling County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Hatch Project), “A”, 1.5%, 1/01/2038 (Put Date 2/03/2025)	$2,500,000	$2,308,146
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “A”, 2.375%, 1/01/2031	1,000,000	834,676
Atlanta, GA, Water & Wastewater Rev., “B”, 5%, 11/01/2025	1,000,000	1,048,352
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2026	115,000	116,287
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2027	100,000	100,828
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2028	100,000	100,329
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2029	130,000	130,328

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 2.875%, 8/01/2043 (Put Date 8/19/2025)	$2,000,000	$1,908,848
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2026	1,250,000	1,310,641
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2027	1,550,000	1,642,928
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2028	1,665,000	1,782,511
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2029	1,680,000	1,815,215
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2030	1,250,000	1,331,131
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.25%, 10/01/2032 (Put Date 5/25/2023)	2,885,000	2,850,501
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 1.5%, 1/01/2040 (Put Date 2/03/2025)	2,030,000	1,874,215
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.925%, 11/01/2053 (Put Date 3/12/2024)	5,000,000	4,894,575
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2023	520,000	522,935
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2024	535,000	544,554
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2025	800,000	821,488
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2026	1,715,000	1,776,374
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2027	500,000	520,298
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2028	500,000	521,507
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2029	580,000	605,033
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2030	440,000	457,853
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2024	590,000	602,029
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2025	610,000	627,223
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2028	1,530,000	1,615,988

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
DeKalb, GA, Housing Authority, Multi-Family Housing Rev. (Tranquility at Decatur Project), “B”, 2.77%, 9/01/2025 (Put Date 3/01/2025)	$1,325,000	$1,281,261
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 4%, 8/01/2048 (Put Date 12/01/2023)	8,815,000	8,790,939
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, FLR, 2.846% (67% of LIBOR - 1mo. + 0.75%), 4/01/2048 (Put Date 9/01/2023)	10,000,000	9,931,730
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	3,610,000	3,587,308
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 5%, 12/01/2052 (Put Date 6/01/2029)	8,845,000	8,677,605
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	1,765,000	1,694,200
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 5/01/2052 (Put Date 12/01/2028)	15,095,000	14,134,923
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “D”, FLR, 2.926% (67% of LIBOR - 1mo. + 0.83%), 8/01/2048 (Put Date 12/01/2023)	8,420,000	8,347,603
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2027	850,000	881,840
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2028	1,285,000	1,337,036
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2029	1,110,000	1,157,135
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2030	1,170,000	1,222,753
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 5%, 8/01/2023	1,750,000	1,762,127
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Scherer Project), 2.25%, 7/01/2025	5,500,000	5,150,774
Northwest, GA, Housing Authority Multi-Family Housing Rev. (Dallas Manor Apartment Project), HUD Section 8, 0.25%, 10/01/2024 (Put Date 10/01/2023)	2,000,000	1,930,501
Northwest, GA, Housing Authority Multi-Family Housing Rev. (Spring Grove Apartment Project), HUD Section 8, 0.25%, 10/01/2024 (Put Date 10/01/2023)	2,250,000	2,171,813
		$104,724,341

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Guam - 0.2%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2028	$400,000	$399,970
Guam International Airport Authority Rev. (A.B. Won Pat Airport), “A”, 5%, 10/01/2023	905,000	915,167
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 2.499%, 10/01/2025	620,000	566,371
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 2.899%, 10/01/2027	840,000	731,846
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.099%, 10/01/2028	1,880,000	1,610,170
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.339%, 10/01/2030	615,000	506,798
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.489%, 10/01/2031	450,000	366,155
Guam Port Authority Rev., “B”, 5%, 7/01/2023	500,000	502,952
		$5,599,429
Hawaii - 0.1%
City & County of Honolulu, HI, General Obligation, “A”, 5%, 9/01/2027	$2,015,000	$2,160,750
Hawaii Harbor System Rev., “A”, 5%, 7/01/2024	250,000	255,994
Hawaii Harbor System Rev., “A”, 5%, 7/01/2025	350,000	358,501
Hawaii Harbor System Rev., “A”, 5%, 7/01/2027	250,000	258,793
Hawaii Harbor System Rev., “A”, 5%, 7/01/2028	1,000,000	1,040,918
Hawaii Harbor System Rev., “A”, 5%, 7/01/2029	500,000	523,054
		$4,598,010
Idaho - 0.2%
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5%, 3/01/2026	$2,000,000	$2,065,563
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5%, 3/01/2027	2,100,000	2,177,930
Idaho Housing and Finance Association Multi-Family Housing Rev. (Sunset Landing Apartments Project ), “A”, 0.7%, 7/01/2024	1,840,000	1,753,094
		$5,996,587
Illinois - 9.7%
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2025	$1,500,000	$1,513,036
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2027	1,500,000	1,495,691
Chicago, IL, “A”, 5%, 1/01/2028	5,000,000	4,981,333
Chicago, IL, “A”, 5%, 1/01/2029	3,000,000	2,977,118
Chicago, IL, “A”, 5%, 1/01/2031	2,000,000	1,955,905
Chicago, IL, Board of Education (School Reform), “A”, NPFG, 5.25%, 12/01/2023	3,875,000	3,903,600

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education (School Reform), “A”, NPFG, 5.25%, 12/01/2023	$5,735,000	$5,777,328
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2022	785,000	782,686
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	4,435,000	3,296,663
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2022	1,855,000	1,849,533
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2023	8,170,000	7,799,240
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	1,925,000	1,589,965
Chicago, IL, Board of Education, “A”, AAC, 5.5%, 12/01/2024	5,430,000	5,561,673
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2029	1,260,000	1,235,742
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2025	2,500,000	2,558,302
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2026	3,000,000	3,082,097
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2027	2,750,000	2,830,783
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2028	2,250,000	2,322,701
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, 5%, 12/01/2027	3,000,000	2,964,351
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, AGM, 5%, 12/01/2027	10,000,000	10,321,358
Chicago, IL, City Colleges Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2026	6,640,000	5,800,984
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	4,550,000	4,565,165
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “A”, 5%, 12/01/2027	460,000	491,439
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2022	1,300,000	1,301,736
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2025	2,750,000	2,870,700
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2027	500,000	534,173
Chicago, IL, Midway Airport Rev., Second Lien, “A”, 5.5%, 1/01/2030	3,060,000	3,063,285
Chicago, IL, Multi-Family Housing Rev. (Covent Apartments Project), 4%, 9/01/2025 (Put Date 9/01/2024)	1,637,250	1,635,783

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2025	$2,000,000	$2,036,843
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2026	3,500,000	3,580,340
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2023	820,000	821,621
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2025	5,000,000	5,092,107
Chicago, IL, O'Hare International Airport, Passenger Facility Charge Rev., “B”, 5%, 1/01/2030	580,000	580,150
Chicago, IL, Park District General Obligation, “E”, 4%, 1/01/2023	555,000	555,434
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), 5%, 6/01/2023	700,000	706,044
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), 5%, 6/01/2024	1,200,000	1,226,344
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State of Good Repair Formula Funds), 5%, 6/01/2026	115,000	117,861
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State Of Good Repair Formula Funds), 5%, 6/01/2023	270,000	272,331
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State Of Good Repair Formula Funds), 5%, 6/01/2024	285,000	291,257
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State Of Good Repair Formula Funds), 5%, 6/01/2025	150,000	152,916
Chicago, IL, Transit Authority Refunding Rev., 5%, 6/01/2026	2,600,000	2,664,682
Chicago, IL, Wastewater Transmission Rev., Second Lien, “B”, AGM, 5%, 1/01/2027	2,000,000	2,111,818
Chicago, IL, Water Rev., AGM, 5%, 11/01/2027	4,160,000	4,377,098
Chicago, IL, Water Rev., Second Lien, AGM, 5%, 11/01/2028	1,400,000	1,465,640
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2025	1,000,000	1,038,647
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2027	2,000,000	2,114,886
Cook County, IL, General Obligation Refunding, “C”, AGM, 5%, 11/15/2025	10,000,000	10,006,338
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2029	675,000	723,017
Cook County, IL, School District No. 111, General Obligation, AGM, 4%, 12/01/2029	550,000	556,325

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Cook County, IL, School District No. 111, General Obligation, BAM, 5%, 12/01/2029	$935,000	$1,008,385
Cook County, IL, School District No. 111, General Obligation, BAM, 5%, 12/01/2030	1,040,000	1,119,269
Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2024	1,180,000	1,192,919
Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2025	1,230,000	1,247,706
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2024	215,000	217,029
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2025	450,000	456,156
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2026	550,000	558,956
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2031	925,000	938,461
East Moline, IL, General Obligation, Taxable, BAM, 0.926%, 1/15/2023	250,000	247,806
East Moline, IL, General Obligation, Taxable, BAM, 1.21%, 1/15/2024	325,000	309,567
Franklin Park, IL, General Obligation Refunding Debt Certificates, “A”, BAM, 3%, 10/01/2023	260,000	258,551
Franklin Park, IL, General Obligation Refunding Debt Certificates, “A”, BAM, 3%, 10/01/2024	270,000	264,739
Franklin Park, IL, General Obligation Refunding Debt Certificates, “A”, BAM, 3%, 10/01/2025	275,000	268,853
Illinois Community College District No. 518 (Carl Sandburg Community College), BAM, 4%, 12/30/2025	750,000	761,799
Illinois Community College District No. 518 (Carl Sandburg Community College), BAM, 4%, 12/30/2026	600,000	611,254
Illinois Community College District No. 518 (Carl Sandburg Community College), BAM, 4%, 12/30/2027	325,000	331,460
Illinois Community College District No. 518 (Carl Sandburg Community College), BAM, 4%, 12/30/2028	250,000	254,657
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-1”, 4%, 11/01/2030	2,325,000	2,334,347
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-2”, 4%, 11/01/2030	2,330,000	2,339,356
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2023	730,000	730,776
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2024	345,000	345,698

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2025	$460,000	$461,154
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2026	485,000	485,580
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2028	530,000	527,920
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2030	590,000	582,507
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2023	400,000	401,010
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2024	350,000	355,887
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2025	825,000	849,684
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4%, 5/15/2023	190,000	189,192
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, ETM, 4%, 5/15/2023	25,000	25,088
Illinois Finance Authority Rev. (Northshore University Health System), “A”, 5%, 8/15/2023	1,000,000	1,013,064
Illinois Finance Authority Rev. (OSF Healthcare System), “B-1”, 5%, 5/15/2050 (Put Date 11/15/2024)	4,000,000	4,069,987
Illinois Finance Authority Rev. (OSF Healthcare System), “B-2”, 5%, 5/15/2050 (Put Date 11/15/2026)	4,500,000	4,655,658
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.5%, 5/15/2029 (w)	805,000	803,684
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.75%, 5/15/2031 (w)	905,000	911,040
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.75%, 5/15/2032 (w)	955,000	956,374
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6%, 5/15/2033 (w)	1,015,000	1,025,638
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6%, 5/15/2034 (w)	1,075,000	1,074,985
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “B-2”, 5.25%, 11/15/2027 (w)	1,940,000	1,936,598
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “B-3”, 4.75%, 11/15/2027 (w)	3,880,000	3,873,116
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2023	3,900,000	3,916,263
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2025	750,000	769,488

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2026	$750,000	$774,586
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2025	2,995,000	3,133,462
Illinois Finance Authority Rev., Taxable (Christian Horizons Obligated Group), “B”, 3.25%, 5/15/2027	1,280,000	1,092,063
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2027	250,000	262,575
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2028	195,000	206,384
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2029	250,000	265,535
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2030	250,000	263,490
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2031	235,000	246,670
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2024	1,350,000	1,378,853
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	750,000	774,729
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	225,000	231,899
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,300,000	1,353,087
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	240,000	249,135
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,250,000	1,306,901
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	850,000	888,693

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2028	$750,000	$789,965
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2029	600,000	635,173
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	430,000	356,259
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2024	500,000	508,992
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2026	500,000	514,127
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2027	500,000	512,543
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2028	500,000	512,967
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2030	500,000	512,943
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2031	500,000	504,031
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2032	425,000	426,844
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2033	500,000	499,943
Illinois Finance Authority, Water Facilities Refunding Rev. (American Water Capital Corp. Project), 0.7%, 5/01/2040 (Put Date 9/01/2023)	950,000	924,763
Illinois Housing Development Authority Multi-Family Housing Rev. (Berry Manor), 4%, 9/01/2025 (Put Date 9/01/2024)	500,000	499,028
Illinois Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), NPFG, 5.5%, 6/15/2029	3,110,000	3,256,436

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	$2,385,000	$2,046,549
Illinois Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev., Capital Appreciation, “A”, NPFG, 0%, 6/15/2024	7,075,000	6,588,360
Illinois Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev., Capital Appreciation, “A”, NPFG, 0%, 12/15/2026	1,275,000	1,054,113
Illinois Railsplitter Tobacco Settlement Authority Rev., 5%, 6/01/2023	2,500,000	2,519,288
Illinois Regional Transportation Authority, General Obligation Refunding Rev., “A”, NPFG, 6%, 7/01/2029	340,000	374,317
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2025	3,250,000	3,328,828
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	2,500,000	2,594,619
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	7,500,000	7,786,039
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	7,500,000	7,764,929
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	2,405,000	2,445,805
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	965,000	979,501
Kane County, IL, School District No. 131 Rev., “A”, AGM, 5%, 12/01/2025	340,000	354,216
Kane County, IL, School District No. 131 Rev., “A”, AGM, 5%, 12/01/2026	665,000	699,728
Kane County, IL, School District No. 131 Rev., “B”, AGM, 5%, 12/01/2025	700,000	729,268
Kane County, IL, School District No. 131 Rev., “B”, AGM, 5%, 12/01/2026	410,000	431,411
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2023	200,000	200,223
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2025	545,000	549,237
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2027	300,000	303,887
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2028	300,000	303,596
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 3.375%, 12/01/2027	100,000	94,102
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	450,000	469,751

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	$465,000	$485,409
Madison, Macoupin, Etc. Counties, IL, Community College District No. 536, BAM, 5%, 11/01/2027	1,485,000	1,526,561
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2025	80,000	80,179
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2027	165,000	164,850
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2028	170,000	169,207
Northern Illinois Municipal Power Agency Project, Refunding Rev. (Prairie State Project), “A”, 4%, 12/01/2033	105,000	99,433
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2023	120,000	120,776
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2024	525,000	535,830
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2025	425,000	435,430
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2026	690,000	711,573
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2027	525,000	545,451
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2028	640,000	668,476
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2030	1,000,000	1,055,487
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2032	1,325,000	1,382,911
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 5%, 10/01/2025	325,000	335,006
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 5%, 10/01/2026	250,000	258,797
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2025	700,000	710,077
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2026	1,000,000	1,016,552
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2027	1,270,000	1,297,762
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 5%, 12/01/2028	1,200,000	1,281,464
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 5%, 12/01/2029	4,430,000	4,724,310

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Sangamon County, IL, Springfield School District No. 186, “C”, AGM, 4%, 6/01/2023	$1,000,000	$1,002,999
Sangamon County, IL, Springfield School District No. 186, “C”, AGM, 4%, 6/01/2024	785,000	789,796
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2023	650,000	650,706
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2025	1,200,000	1,201,653
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2027	1,700,000	1,695,696
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2025	1,000,000	1,025,518
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2026	3,000,000	3,097,160
State of Illinois, “A”, 5%, 10/01/2028	2,200,000	2,203,809
State of Illinois, General Obligation, 5%, 2/01/2025	6,190,000	6,239,223
State of Illinois, General Obligation, AGM, 5%, 2/01/2027	910,000	917,902
State of Illinois, General Obligation, AGM, 4%, 2/01/2030	380,000	366,483
State of Illinois, General Obligation, “A”, 5%, 3/01/2023	2,750,000	2,759,298
State of Illinois, General Obligation, “A”, 5%, 11/01/2027	5,365,000	5,383,803
State of Illinois, General Obligation, “B”, 5%, 3/01/2023	3,500,000	3,511,834
State of Illinois, General Obligation, “C”, 4%, 3/01/2023	7,000,000	7,000,979
State of Illinois, General Obligation, “C”, 4%, 3/01/2024	365,000	363,451
State of Illinois, General Obligation, “A”, 5%, 12/01/2024	220,000	221,849
State of Illinois, General Obligation,“C”, 5%, 6/15/2023	2,000,000	2,012,020
State of Illinois, Sales Tax Rev., BAM, 5%, 6/15/2025	240,000	242,139
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2025	380,000	387,761
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2026	915,000	938,661
		$298,353,854
Indiana - 2.5%
Ball State University Board of Trustees (Student Fee), “R”, 5%, 7/01/2024	$1,000,000	$1,026,260
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 7/15/2023	200,000	200,935
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 1/15/2024	360,000	362,679
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 7/15/2024	640,000	646,138
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 1/15/2025	655,000	662,418

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 7/15/2025	$570,000	$577,739
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 1/15/2026	890,000	902,629
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 7/15/2026	855,000	868,358
Evansville, IN, Redevelopment Authority Lease Rental Rev. (Arena Project), BAM, 5%, 2/01/2025	1,000,000	1,036,253
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.21%, 11/15/2028	115,000	98,245
Indiana Finance Authority Rev., Taxable (BHI Senior Living), “B”, 1.67%, 11/15/2022	300,000	299,567
Indiana Finance Authority Rev., Taxable (BHI Senior Living), “B”, 1.72%, 11/15/2023	300,000	287,186
Indiana Finance Authority Rev., Taxable (BHI Senior Living), “B”, 1.99%, 11/15/2024	350,000	323,948
Indiana Finance Authority Rev., Taxable (BHI Senior Living), “B”, 2.52%, 11/15/2026	515,000	453,074
Indiana Finance Authority, Educational Facilities Rev. (Butler University Project), 4%, 2/01/2026	425,000	425,275
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2023	200,000	201,924
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2026	270,000	277,530
Indiana Finance Authority, Environmental Facilities Refunding Rev. (Indianapolis Power & Light Co.), “B”, 0.95%, 12/01/2038 (Put Date 4/01/2026)	1,655,000	1,396,253
Indiana Finance Authority, Environmental Improvement Rev. (Fulcrum Centerpoint LLC Project), 4.5%, 12/15/2046 (Put Date 11/15/2023) (w)	10,000,000	10,000,717
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2027	740,000	764,183
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2028	775,000	800,655
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2029	1,140,000	1,179,286
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2030	985,000	1,013,646
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 2.1%, 11/01/2049 (Put Date 11/01/2026)	2,700,000	2,530,315
Indianapolis, IN, Local Public Improvement (Indianapolis Airport Authority Project), “I”, 5%, 1/01/2023	1,000,000	1,001,811

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indianapolis, IN, Local Public Improvement (Indianapolis Airport Authority Project), “I”, 5%, 1/01/2028	$1,000,000	$1,012,399
Indianapolis, IN, Local Public Improvement, “A”, 5%, 6/01/2023	1,400,000	1,414,024
Indianapolis, IN, Local Public Improvement, “A”, 5%, 6/01/2024	1,800,000	1,838,403
Indianapolis, IN, Local Public Improvement, “A”, 5%, 6/01/2025	3,415,000	3,524,416
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2028	1,100,000	1,181,039
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2029	1,000,000	1,085,154
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2030	1,300,000	1,408,067
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2031	1,500,000	1,617,586
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2023	225,000	225,327
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2023	335,000	336,566
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2024	680,000	684,660
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2024	690,000	696,390
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2025	355,000	358,999
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2025	360,000	364,713
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2026	365,000	370,330
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2026	375,000	380,859
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2027	390,000	398,291
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2028	395,000	402,073
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2028	405,000	412,860
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2029	350,000	357,093
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2029	425,000	433,740
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2030	430,000	436,668
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2030	435,000	442,526

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2025	$1,500,000	$1,555,984
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2026	1,500,000	1,565,398
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2026	1,210,000	1,270,106
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2027	1,515,000	1,599,176
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2027	1,000,000	1,061,267
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2028	1,000,000	1,066,763
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2028	1,435,000	1,530,113
Mount Vernon, IN, Environmental Improvement Rev. (Southern Indiana Gas and Electric Co. Project), 0.875%, 9/01/2055 (Put Date 9/01/2023)	2,045,000	1,996,162
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 5.875%, 1/01/2024	400,000	404,359
Warrick County, IN, Environmental Improvement Rev. (Southern Indiana Gas and Electric Co. Projects), 0.875%, 9/01/2055 (Put Date 9/01/2023)	1,290,000	1,259,193
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 5%, 11/01/2047 (Put Date 11/01/2024)	7,500,000	7,570,859
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), “A”, 5%, 12/01/2044 (Put Date 6/05/2026)	6,590,000	6,686,971
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), “A”, 5%, 3/01/2046 (Put Date 3/01/2023)	3,000,000	3,005,500
		$77,291,058
Iowa - 0.1%
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2022	$1,375,000	$1,376,621
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2024	1,000,000	1,017,389
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2025	1,425,000	1,460,303
		$3,854,313
Kansas - 1.3%
Burlington, KS, Environmental Improvement Rev. (Kansas City Power & Light Co. Project), “B”, 2.95%, 12/01/2023	$10,000,000	$9,876,902
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2024 (n)	1,300,000	1,292,991
Kansas Development Finance Authority Hospital Rev. (Advent Health Obligated Group), “B-1”, 5%, 11/15/2054 (Put Date 11/15/2028)	12,880,000	13,651,369

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2028	$460,000	$466,591
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2029	450,000	454,467
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2030	325,000	327,631
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2031	350,000	351,533
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2025	85,000	81,046
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2026	320,000	304,878
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2027	330,000	310,183
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2028	300,000	276,576
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “B-2”, 2.375%, 6/01/2027	430,000	379,911
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2026	1,770,000	1,728,135
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2027	1,865,000	1,804,587
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2028	1,960,000	1,878,993
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2029	2,060,000	1,959,658
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2030	2,165,000	2,052,745
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2031	2,270,000	2,139,268
		$39,337,464
Kentucky - 2.3%
Boone County, KY, Pollution Control Rev. (Duke Energy Kentucky, Inc. Project), “A”, 3.7%, 8/01/2027	$4,500,000	$4,324,594
Bowling Green, KY, Water and Sewer Rev., AGM, 4%, 6/01/2030	2,180,000	2,193,301
Carroll County, KY, Environmental Facilities Rev. (Utilities Company Project), “A”, 3.375%, 2/01/2026	10,000,000	9,845,257
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2023	350,000	353,098
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2024	225,000	229,225
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2025	270,000	277,934
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2026	225,000	233,019

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 3.7%, 1/01/2032 (n)	$2,895,000	$2,622,858
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2025	1,750,000	1,790,042
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2026	2,000,000	2,061,146
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2027	2,625,000	2,701,690
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2023	350,000	353,244
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2024	700,000	711,161
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2024	500,000	507,972
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2025	1,350,000	1,381,887
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2025	750,000	767,715
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2026	2,000,000	2,056,447
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2026	950,000	975,221
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2027	3,000,000	3,091,420
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2027	1,000,000	1,028,378
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2028	1,150,000	1,179,288
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2029	700,000	719,835
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2029	1,250,000	1,278,272
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2024	95,000	97,585
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2025	160,000	166,345
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2027	285,000	302,739
Kentucky State University, Certificates of Participation, BAM, 5%, 11/01/2028	180,000	193,017
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2026	1,190,000	1,133,702

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2027	$1,105,000	$1,037,581
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 0.7%, 6/01/2040 (Put Date 9/01/2023)	850,000	827,419
Public Energy Authority of Kentucky, Gas Supply Rev., “B”, 4%, 1/01/2049 (Put Date 11/01/2024)	11,785,000	11,598,183
Public Energy Authority of Kentucky, Gas Supply Rev., “C-1”, 4%, 12/01/2049 (Put Date 6/01/2025)	15,000,000	14,613,241
University of Kentucky, General Receipts, “A”, 4%, 10/01/2029	1,000,000	1,011,334
		$71,664,150
Louisiana - 1.3%
East Baton Rouge, LA, Sewerage Commission Multi-Modal Rev., “A”, 5%, 2/01/2023	$300,000	$301,380
East Baton Rouge, LA, Sewerage Commission Multi-Modal Rev., “A”, 5%, 2/01/2024	325,000	332,153
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 0.576%, 10/01/2023	250,000	240,137
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 0.682%, 10/01/2024	500,000	460,409
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 0.965%, 10/01/2025	750,000	666,194
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.165%, 10/01/2026	330,000	282,776
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.406%, 10/01/2027	460,000	383,249
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.656%, 10/01/2028	1,285,000	1,045,989
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2027 (Put Date 12/01/2023)	2,705,000	2,642,725
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2033 (Put Date 12/01/2023)	2,200,000	2,149,351
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2034 (Put Date 12/01/2023)	1,690,000	1,651,092

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2025	$300,000	$304,032
Louisiana Public Facilities Authority Rev. (Ochsner Clinic Foundation Project), “B”, 5%, 5/15/2050 (Put Date 5/15/2025)	4,600,000	4,720,424
Louisiana Public Facilities Authority Rev. (Tulane University Project), “A”, 5%, 4/01/2025	915,000	949,638
Louisiana Public Facilities Authority Rev. (Tulane University Project), “A”, 5%, 4/01/2028	1,000,000	1,046,967
Louisiana Public Facilities Authority Rev. (Tulane University Project), “A”, 5%, 4/01/2029	750,000	790,122
Louisiana Stadium & Exposition District Rev., 4%, 7/03/2023	3,225,000	3,223,128
Louisiana Stadium & Exposition District Rev., 5%, 7/03/2023	3,650,000	3,654,746
Louisiana Tobacco Settlement Authority Rev., “2013-A”, 5%, 5/15/2023	2,160,000	2,178,968
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 4%, 1/01/2026	4,105,000	4,064,498
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., “A”, AGM, 5%, 1/01/2030	1,935,000	2,092,942
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2023	1,480,000	1,494,143
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2024	350,000	358,552
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2026	735,000	763,693
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2027	945,000	980,943
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2029 (Prerefunded 6/01/2025)	1,890,000	1,968,533
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 5%, 12/01/2027	670,000	702,436
		$39,449,220
Maine - 0.2%
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2022	$135,000	$135,176
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2023	175,000	177,653
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2024	310,000	317,817
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2025	330,000	341,264
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2026	360,000	374,914
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 5%, 7/01/2026	400,000	415,640
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 5%, 7/01/2027	600,000	627,052

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maine - continued
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 5%, 7/01/2028	$1,000,000	$1,049,145
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 5%, 7/01/2029	750,000	790,823
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 5%, 7/01/2030	800,000	846,130
Maine Municipal Bond Bank, “B”, 5%, 11/01/2024	1,000,000	1,033,651
Maine Municipal Bond Bank, “B”, 5%, 11/01/2025	1,000,000	1,047,187
		$7,156,452
Maryland - 0.8%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2024	$850,000	$837,001
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2030	1,000,000	948,231
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 3%, 7/01/2024	475,000	459,628
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4%, 2/15/2028 (n)	350,000	331,105
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “D”, 4%, 9/01/2036	685,000	678,696
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2026	160,000	168,838
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2027	245,000	260,473
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2028	195,000	208,880
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2024	1,350,000	1,357,422
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2025	1,600,000	1,616,553
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2026	650,000	658,806
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2023	800,000	801,025
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2024	540,000	544,531
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2025	475,000	481,489
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2026	495,000	504,452

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2027	$430,000	$440,306
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2028	300,000	307,796
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2029	290,000	297,718
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2030	285,000	292,362
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health Issue), 5%, 8/15/2025	3,490,000	3,578,432
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “B-2”, 5%, 7/01/2045 (Put Date 7/01/2027)	2,445,000	2,548,015
Prince George's County, MD, Public Improvement, “A”, 5%, 9/15/2024	7,000,000	7,225,252
		$24,547,011
Massachusetts - 2.1%
Lowell, MA, Regional Transit Authority General Obligation Rev., 3.75%, 8/18/2023	$6,200,000	$6,187,473
Lynn, MA, General Obligation, 4%, 9/01/2023	7,400,000	7,408,632
Massachusetts Development Finance Agency Multi-Family Housing Rev. (Salem Heights II Preservation Associates LP), “B”, 0.25%, 7/01/2024 (Put Date 7/01/2023)	4,500,000	4,386,770
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2026	475,000	485,905
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2027	600,000	616,747
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2028	520,000	536,775
Massachusetts Development Finance Agency Rev. (Brandeis University), “S-1”, 5%, 10/01/2027	2,000,000	2,118,964
Massachusetts Development Finance Agency Rev. (Brandeis University), “S-1”, 5%, 10/01/2028	2,340,000	2,495,704
Massachusetts Development Finance Agency Rev. (Caregroup, Inc.), “I”, 5%, 7/01/2027	2,435,000	2,522,029
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2023	215,000	213,629
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2024	225,000	221,087
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2025	230,000	223,314

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2026	$145,000	$138,975
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2027	255,000	241,041
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2028	330,000	307,845
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2023	1,375,000	1,389,974
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	160,000	160,649
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2025	1,500,000	1,527,318
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2026	1,750,000	1,790,175
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2027	2,000,000	2,055,822
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2024	1,000,000	1,017,970
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2025	1,150,000	1,179,101
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2026	1,500,000	1,545,200
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2027	1,000,000	1,030,466
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2028	780,000	801,615
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2029	850,000	869,912
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2023	325,000	328,856
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2024	365,000	372,983
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2025	350,000	361,263
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2026	350,000	364,374
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2027	500,000	524,465
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2029	1,275,000	1,355,019
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2031	1,150,000	1,206,201

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Williams College), “N”, 0.45%, 7/01/2041 (Put Date 7/01/2025)	$3,455,000	$3,022,042
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2023	250,000	252,295
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2024	600,000	610,976
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2025	850,000	868,273
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2026	1,000,000	1,028,762
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2027	1,500,000	1,552,755
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	150,000	139,938
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 5%, 1/01/2025	3,450,000	3,518,572
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	2,670,000	2,431,941
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 3.625%, 7/01/2032	625,000	597,416
Massachusetts Educational Financing Authority, Education Loan Rev., Issue M, “B”, 3.625%, 7/01/2038	4,270,000	3,641,862
		$63,651,085
Michigan - 2.9%
Detroit, MI, Downtown Development Authority Subordinate Tax Rev. (General Development Area No. 1 Project), “B”, AGM, 5%, 7/01/2023	$1,250,000	$1,262,296
Detroit, MI, Downtown Development Authority Subordinate Tax Rev. (General Development Area No. 1 Project), “B”, AGM, 5%, 7/01/2025	1,000,000	1,024,302
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), “A”, AGM, 5%, 7/01/2029	1,000,000	1,020,237
Detroit, MI, General Obligation, Taxable, “B”, 2.017%, 4/01/2023	350,000	344,671
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2023	1,045,000	1,041,748
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2024	1,075,000	1,065,904
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2025	675,000	666,892
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2027	1,095,000	1,060,858
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2028	1,125,000	1,082,299
Grand Traverse, MI, Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5%, 7/01/2023	425,000	429,321
Grand Traverse, MI, Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5%, 7/01/2024	650,000	664,738

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Grand Traverse, MI, Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5%, 7/01/2025	$950,000	$983,765
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2026	225,000	234,703
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2027	350,000	368,736
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2028	250,000	265,497
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2029	555,000	589,397
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2030	440,000	469,066
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2022	610,000	610,154
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2024	550,000	553,556
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2026	790,000	793,189
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2029	815,000	810,222
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2031	810,000	794,113
Lincoln, MI, Consolidated School District, Counties of Washtenaw & Wayne Refunding (General Obligation - Unlimited Tax), Taxable, 0.33%, 5/01/2023	835,000	816,649
Lincoln, MI, Consolidated School District, Counties of Washtenaw & Wayne Refunding (General Obligation - Unlimited Tax), Taxable, 0.55%, 5/01/2024	2,340,000	2,195,645
Lincoln, MI, Consolidated School District, Counties of Washtenaw & Wayne Refunding (General Obligation - Unlimited Tax), Taxable, 0.83%, 5/01/2025	1,000,000	904,907
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	540,000	536,592
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	675,000	667,244
Michigan Finance Authority Hospital Rev. (Bronson Healthcare Group Inc.), “B”, 5%, 11/15/2044 (Put Date 11/16/2026) (w)	8,405,000	8,722,283
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-1”, 1.2%, 10/15/2030 (Put Date 4/13/2028)	1,470,000	1,237,565
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-2”, 1.2%, 10/15/2038 (Put Date 4/13/2028)	1,850,000	1,577,697
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2044 (Put Date 2/01/2025)	10,000,000	10,268,524

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2026	$1,000,000	$1,024,796
Michigan Finance Authority Tobacco Settlement (2007 Sold Tobacco Receipts), “A”, 5%, 6/01/2027	2,700,000	2,748,951
Michigan Finance Authority Tobacco Settlement (2007 Sold Tobacco Receipts), “A”, 5%, 6/01/2030	2,000,000	2,042,288
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	1,660,115	1,485,083
Michigan Housing Development Authority, Rental Housing Rev., “A”, 0.55%, 4/01/2025	2,640,000	2,436,795
Michigan Housing Development Authority, Single Family Mortgage Rev., “C”, 2.05%, 12/01/2022	1,000,000	998,480
Michigan Housing Development Authority, Single Family Mortgage Rev., “D”, 5.5%, 6/01/2053 (w)	3,625,000	3,751,626
Michigan Strategic Fund Ltd. Obligation Rev. (Consumers Energy Company Project), 0.875%, 4/01/2035 (Put Date 10/08/2026)	6,680,000	5,896,767
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2027	2,000,000	2,006,164
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2028	3,000,000	3,004,188
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2028	3,000,000	3,003,011
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “D”, 5%, 9/01/2031 (Prerefunded 3/01/2024)	5,160,000	5,275,350
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2027	1,000,000	1,042,489
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2028	1,125,000	1,175,072
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2029	1,000,000	1,044,335
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2030	500,000	520,488
Wayne and Monroe Counties, MI, South Huron Valley Utility Authority, Sewage Disposal System Improvement Rev. , BAM, 5%, 5/01/2029	1,235,000	1,327,294
Wayne and Monroe Counties, MI, South Huron Valley Utility Authority, Sewage Disposal System Improvement Rev. , BAM, 5%, 5/01/2030	735,000	795,717
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2024	250,000	257,213

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2025	$350,000	$363,597
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2026	1,745,000	1,795,387
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2027	2,775,000	2,860,344
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2028	2,595,000	2,676,054
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “G”, 5%, 12/01/2023	400,000	407,087
		$91,001,346
Minnesota - 0.6%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2023	$415,000	$410,931
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2025	400,000	383,047
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2026	235,000	221,234
Duluth, MN, Independent School District No. 709, “A”, COP, 3%, 3/01/2023	630,000	626,649
Duluth, MN, Independent School District No. 709, “A”, COP, 3.25%, 3/01/2024	650,000	638,280
Duluth, MN, Independent School District No. 709, “A”, COP, 3.25%, 3/01/2025	675,000	652,448
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2027	730,000	703,499
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2028	765,000	727,482
Duluth, MN, Independent School District No. 709, “B”, COP, STAPRP, 5%, 2/01/2025	135,000	138,772
Duluth, MN, Independent School District No. 709, “B”, COP, STAPRP, 5%, 2/01/2026	430,000	446,706
Duluth, MN, Independent School District No. 709, “B”, COP, STAPRP, 5%, 2/01/2028	125,000	131,874
Duluth, MN, Independent School District No. 709, “A”, COP, 5%, 2/01/2025	500,000	513,970
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2025	250,000	258,007
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2026	200,000	208,686
Minnesota Housing Finance Agency, Rental Housing, “A”, GNMA, 2.3%, 8/01/2024	1,000,000	959,456

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - continued
Minnesota Housing Finance Agency, Rental Housing, “B”, HUD Section 8, 0.3%, 2/01/2023	$3,500,000	$3,474,516
Minnesota Housing Finance Agency, Rental Housing, “C”, GNMA, 3.8%, 2/01/2025	1,885,000	1,876,873
Minnesota Housing Finance Agency, Rental Housing, “C”, HUD Section 8, 0.3%, 2/01/2024	3,170,000	3,042,316
Minnesota Housing Finance Agency, Residential Housing, “C”, GNMA, 0.45%, 7/01/2023	230,000	224,949
Minnesota Housing Finance Agency, Residential Housing, “C”, GNMA, 0.6%, 1/01/2024	395,000	380,182
Minnesota Housing Finance Agency, Residential Housing, “C”, GNMA, 0.7%, 7/01/2024	380,000	359,997
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2023	500,000	505,471
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2024	615,000	625,319
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2025	850,000	865,785
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2026	700,000	717,048
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2027	700,000	720,020
		$19,813,517
Mississippi - 1.5%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2023	$185,000	$186,213
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2024	2,780,000	2,821,881
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2025	3,680,000	3,735,904
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	1,960,000	1,984,637
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2028	380,000	384,154
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2029	355,000	358,302
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2031	380,000	382,662
Jackson, MS, General Obligation Refunding, 5%, 3/01/2023	320,000	321,703
Jackson, MS, General Obligation Refunding, 5%, 3/01/2024	500,000	510,063
Jackson, MS, General Obligation Refunding, 5%, 3/01/2026	825,000	863,855

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
Mississippi Development Bank Special Obligation (Gulfport Public Improvement Project), 5%, 9/01/2026	$225,000	$235,371
Mississippi Development Bank Special Obligation (Gulfport Public Improvement Project), BAM, 5%, 11/01/2030	1,745,000	1,843,630
Mississippi Development Bank Special Obligation (Jackson, MS, Sales Tax Rev. Infrastructure Project), 5%, 9/01/2024	740,000	759,366
Mississippi Development Bank Special Obligation (Jackson, MS, Sales Tax Rev. Infrastructure Project), 5%, 9/01/2028	1,200,000	1,272,468
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, AGM, 5%, 3/01/2023	1,000,000	1,005,486
Mississippi Gaming Tax Rev., “A”, 5%, 10/15/2024	750,000	769,127
Mississippi Gaming Tax Rev., “A”, 5%, 10/15/2028	1,400,000	1,485,986
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2044 (Put Date 9/01/2025)	7,000,000	7,137,845
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2025	530,000	546,613
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2027	800,000	832,247
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2028	975,000	1,015,180
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2029	400,000	417,232
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2040 (Put Date 3/01/2027)	5,040,000	5,149,513
State of Mississippi, “B”, 5%, 12/01/2025	415,000	435,692
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), 2.9%, 9/01/2032 (Put Date 9/01/2023)	4,000,000	3,964,517
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), “A”, 1.375%, 5/01/2034 (Put Date 6/16/2025)	3,500,000	3,231,431
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), “C”, 1.375%, 8/01/2027 (Put Date 6/16/2025)	3,000,000	2,769,798
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2026 (Prerefunded 1/01/2025)	525,000	544,037
West Rankin, MS, Utility Authority Rev., ETM, AGM, 5%, 1/01/2024	400,000	406,865
West Rankin, MS, Utility Authority Rev., ETM, AGM, 5%, 1/01/2025	585,000	604,725
West Rankin, MS, Utility Authority Rev., Taxable, AGM, 0.569%, 1/01/2024	450,000	428,390
West Rankin, MS, Utility Authority Rev., Taxable, AGM, 1.001%, 1/01/2026	465,000	411,461

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
West Rankin, MS, Utility Authority Rev., Taxable, AGM, 1.399%, 1/01/2028	$500,000	$416,259
		$47,232,613
Missouri - 1.0%
Brentwood & Maplewood, MO, Hanley Road Corridor Transportation Development District, Transportation Sales Tax Refunding Rev., 1.625%, 10/01/2033	$35,000	$34,518
Kansas City, MO, General Obligation Refunding & Improvement, “A”, 5%, 2/01/2024	5,500,000	5,614,941
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2029	4,000,000	4,088,392
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2030	2,000,000	2,043,439
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2031	1,250,000	1,273,456
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2023	200,000	200,879
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2024	300,000	304,316
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2025	425,000	428,954
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2026	150,000	151,416
Missouri Development Finance Board, Infrastructure Facilities Rev. (Independence, MO, Annual Appropriation Sewer System Rev.), “A”, 4%, 11/01/2022	320,000	320,000
Missouri Development Finance Board, Infrastructure Facilities Rev. (Independence, MO, Annual Appropriation Sewer System Rev.), “A”, 4%, 11/01/2023	315,000	317,051
Missouri Development Finance Board, Infrastructure Facilities Rev. (Independence, MO, Annual Appropriation Sewer System Rev.), “A”, 5%, 11/01/2026	300,000	313,915
Missouri Development Finance, Solid Waste Disposal Rev. (Procter & Gamble Paper Products Co. Project), 5.2%, 3/15/2029	300,000	322,086
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2024	155,000	152,733
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2026	205,000	197,857

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2028	$420,000	$394,613
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2030	300,000	274,031
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2025	215,000	216,664
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2027	2,500,000	2,631,424
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2028	7,820,000	8,292,337
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2024	400,000	388,037
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2026	150,000	139,480
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2023	50,000	50,110
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2024	150,000	150,714
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2025	280,000	282,101
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2026	300,000	302,250
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2027	350,000	352,476
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2028	200,000	200,926
Wentzville, MO, School District R-IV, General Obligation Refunding & Improvement Rev. (Missouri Direct Deposit Program), 4%, 3/01/2029	1,555,000	1,573,905
		$31,013,021
Nebraska - 0.4%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 4), 5%, 3/01/2050 (Put Date 1/01/2024)	$8,500,000	$8,504,560
Nebraska Public Power District Rev., “A”, 5%, 1/01/2023	1,400,000	1,404,094
Nebraska Public Power District Rev., “A”, 5%, 1/01/2025	525,000	542,258

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nebraska - continued
Nebraska Public Power District Rev., “B”, 5%, 1/01/2023	$450,000	$451,316
		$10,902,228
Nevada - 0.0%
Clark County, NV, School District General Obligation, “A”, AGM, 5%, 6/15/2032	$900,000	$967,369
Sparks, NV, Tourism Improvement District No. 1 Rev. (Legends at Sparks Marina), “A”, 2.5%, 6/15/2024 (n)	205,000	196,518
		$1,163,887
New Hampshire - 0.5%
National Finance Authority Pollution Control Refunding Rev. (New York State Electric & Gas Corp. Project), “A”, 4%, 12/01/2028	$4,300,000	$4,209,405
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2024	265,000	262,732
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2025	290,000	285,212
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2026	265,000	258,377
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2028	580,000	552,334
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2029	300,000	282,564
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2030	280,000	259,625
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2031	295,000	269,283
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Company Project), “A”, 2.8%, 10/01/2033 (Put Date 10/02/2023)	5,000,000	4,956,395
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.25%, 6/01/2026	2,490,000	2,563,847
		$13,899,774
New Jersey - 5.9%
Atlantic City, NJ, Board of Education, AGM, 4%, 4/01/2023	$150,000	$150,452
Atlantic City, NJ, Board of Education, AGM, 4%, 4/01/2024	160,000	161,333
Atlantic City, NJ, Board of Education, AGM, 4%, 4/01/2025	175,000	177,173
Atlantic City, NJ, Board of Education, AGM, 4%, 4/01/2026	100,000	101,528
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2024	150,000	153,303
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2027	175,000	183,651

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2028	$145,000	$153,254
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2029	100,000	106,464
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2030	125,000	133,819
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2031	160,000	171,764
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2024	345,000	351,402
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2027	200,000	210,916
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2023	200,000	200,295
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2024	300,000	302,232
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2025	305,000	308,713
Gloucester County, NJ, Improvement Authority Rev. (Rowan University Student Center Project), 0.6%, 3/01/2024	2,155,000	2,033,658
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2025	1,205,000	1,244,434
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2026	900,000	937,913
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2025	795,000	827,488
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2026	600,000	632,984
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2024	1,000,000	1,020,626
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2025	1,000,000	1,034,782
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2026	1,000,000	1,046,860
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2023	640,000	639,027
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2025	1,610,000	1,652,153
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2026	2,000,000	2,067,815

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2027	$1,500,000	$1,556,188
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2028	3,000,000	3,097,243
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2023	220,000	221,773
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2024	300,000	305,878
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2025	500,000	513,091
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2026	565,000	584,158
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2027	410,000	425,358
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2028	400,000	415,462
New Jersey Economic Development Authority Rev., School Facilities Construction, Capital Appreciation, “DDD”, AGM, 0%, 12/15/2026	9,445,000	7,967,657
New Jersey Economic Development Authority, (Portal North Bridge Project), “A”, 5%, 11/01/2033	1,500,000	1,535,960
New Jersey Economic Development Authority, (Portal North Bridge Project), “A”, 5%, 11/01/2034	1,040,000	1,051,973
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	495,000	454,847
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2027	8,495,000	8,837,606
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2028	6,885,000	7,136,360
New Jersey Economic Development Authority, State Lease Rev. (State House Project), “B”, 5%, 6/15/2026	1,085,000	1,121,790
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “B”, 1.2%, 11/01/2034 (Put Date 6/01/2023)	9,000,000	8,862,292
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “E”, 0.85%, 12/01/2025	1,135,000	1,006,681
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, NPFG, 5.25%, 7/01/2025	5,000,000	5,178,285
New Jersey Educational Facilities Authority Refunding Rev. (Ramapo College of New Jersey Project), “A”, 5%, 7/01/2025	510,000	526,292
New Jersey Educational Facilities Authority Refunding Rev. (Ramapo College of New Jersey Project), “A”, 5%, 7/01/2026	1,000,000	1,042,575

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Educational Facilities Authority Refunding Rev. (Ramapo College of New Jersey Project), “A”, 5%, 7/01/2027	$1,000,000	$1,050,306
New Jersey Educational Facilities Authority Refunding Rev. (Ramapo College of New Jersey Project), “A”, 5%, 7/01/2028	1,000,000	1,059,014
New Jersey Educational Facilities Authority Refunding Rev. (Ramapo College of New Jersey Project), “A”, 5%, 7/01/2029	650,000	693,590
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2023	1,615,000	1,634,079
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2024	2,150,000	2,187,593
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2026	1,420,000	1,464,744
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2027	2,000,000	2,078,811
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2023	215,000	217,644
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2024	330,000	336,332
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2025	415,000	424,317
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2026	335,000	344,673
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	6,400,000	5,810,502
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2023	300,000	303,371
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2024	2,350,000	2,395,093
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2024	575,000	586,033
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2025	2,600,000	2,658,371
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2025	850,000	869,083
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2026	2,300,000	2,370,760
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2026	1,430,000	1,471,291
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2027	1,550,000	1,612,007
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2028	1,000,000	1,044,244

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2023	$1,750,000	$1,762,232
New Jersey Tobacco Settlement Financing Corp., “B”, 3.2%, 6/01/2027	30,000	29,821
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	1,985,000	2,102,169
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2025	5,500,000	5,644,003
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2026	9,000,000	9,305,167
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2027	8,000,000	8,299,670
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2028	10,000,000	10,386,543
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2024	4,000,000	4,080,895
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	470,000	485,823
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, NPFG, 5.75%, 6/15/2023	1,010,000	1,022,733
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, AAC, 5.25%, 12/15/2023	155,000	157,576
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2025	550,000	484,970
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2026	2,500,000	2,104,711
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	6,635,000	5,077,886
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	1,890,000	1,168,844
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2027	3,780,000	3,037,249
New Jersey Turnpike Authority, Turnpike Rev., Taxable, “B”, 0.897%, 1/01/2025	1,905,000	1,743,000
New Jersey Turnpike Authority, Turnpike Rev., Taxable, “B”, 1.047%, 1/01/2026	2,380,000	2,098,262
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 5%, 7/15/2023	250,000	252,976
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 5%, 7/15/2024	420,000	429,794
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 5%, 7/15/2025	250,000	259,592

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 5%, 7/15/2030	$600,000	$650,742
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 5%, 7/15/2031	375,000	407,475
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2023	750,000	758,898
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2025	700,000	725,460
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2026	475,000	497,320
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2024	1,440,000	1,482,133
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2025	1,850,000	1,923,514
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2026	1,725,000	1,809,073
South Jersey, NJ, Transportation Authority System Rev., “A”, AGM, 5%, 11/01/2029	1,750,000	1,831,453
State of New Jersey, COVID-19 General Obligation, “A”, 4%, 6/01/2023	13,000,000	13,046,433
Trenton, NJ, General Obligation Refunding, AGM, 4%, 7/15/2023	1,000,000	1,003,845
		$182,527,628
New Mexico - 0.7%
Clayton, NM, Jail Project Improvement Rev., NPFG, 5%, 11/01/2029	$1,000,000	$1,015,422
Farmington, NM, Pollution Control Rev. (Public Service Company of New Mexico San Juan Project), “D”, 1.1%, 6/01/2040 (Put Date 6/01/2023)	7,000,000	6,874,433
Lea County, NM, Hobbs Municipal School District No. 16, 5%, 9/15/2023	310,000	314,846
Lea County, NM, Hobbs Municipal School District No. 16, 5%, 9/15/2024	120,000	123,487
Lea County, NM, Hobbs Municipal School District No. 16, 5%, 9/15/2025	325,000	339,175
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2024	175,000	175,579
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2025	150,000	150,656
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2026	300,000	312,195
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2028	225,000	237,985

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Mexico - continued
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2030	$450,000	$481,796
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2031	300,000	319,789
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2032	350,000	371,673
New Mexico Educational Assistance Foundation, “A-1”, 5%, 9/01/2027	2,000,000	2,081,242
New Mexico Educational Assistance Foundation, “A-1”, 5%, 9/01/2028	4,000,000	4,188,321
New Mexico Educational Assistance Foundation, “A-1”, 5%, 9/01/2029	1,750,000	1,842,736
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2023	600,000	604,767
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2024	960,000	976,044
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2025	1,055,000	1,079,140
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2026	1,000,000	1,030,573
		$22,519,859
New York - 7.2%
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d.b.a. Jefferson's Ferry Project), “B”, 1.625%, 11/01/2025	$2,850,000	$2,603,898
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2024	500,000	510,315
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2025	500,000	515,761
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2026	500,000	520,328
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2027	950,000	996,406
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2028	1,225,000	1,289,842
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2029	2,100,000	2,220,850

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2030	$900,000	$954,068
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2023	100,000	99,608
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2024	120,000	118,959
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 3.4%, 7/01/2027	300,000	285,985
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2022	400,000	400,455
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2023	500,000	507,102
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2024	600,000	610,194
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2027	700,000	722,495
Nassau County, NY, Interim Finance Authority Sales Tax, Taxable, “B”, 1.278%, 11/15/2028	6,000,000	4,858,523
Nassau County, NY, Local Economic Assistance Corp., Multi-Family Housing Rev. (Park Lake Hempstead LP Project), 0.3%, 11/01/2024 (Put Date 11/01/2023)	10,000,000	9,560,291
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 2/01/2024	250,000	255,194
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 8/01/2024	275,000	282,365
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 2/01/2025	225,000	232,219
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 8/01/2025	200,000	207,737
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 2/01/2026	250,000	260,880
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 8/01/2026	300,000	314,846
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 8/01/2027	500,000	530,434
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 2/01/2028	425,000	450,694
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 2/01/2029	635,000	645,380
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 8/01/2029	550,000	558,774
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 8/01/2030	550,000	553,096

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 2/01/2031	$625,000	$614,313
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 8/01/2031	550,000	538,703
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2023 (n)	1,300,000	1,308,170
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2025 (n)	2,400,000	2,409,135
New York Dormitory Authority Rev., Non-State Supported Debt (St. John's University), “A”, 5%, 7/01/2023	600,000	607,207
New York Dormitory Authority Rev., Non-State Supported Debt (St. John's University), “A”, 5%, 7/01/2024	750,000	764,934
New York Dormitory Authority Rev., Non-State Supported Debt (St. John's University), “A”, 5%, 7/01/2025	750,000	772,039
New York Dormitory Authority Rev., Non-State Supported Debt (St. John's University), “A”, 5%, 7/01/2026	500,000	518,339
New York Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp.), “A”, 3%, 8/01/2032 (Put Date 7/01/2025)	11,125,000	10,921,318
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	300,000	278,911
New York Housing Finance Agency Affordable Housing Rev., “L-2”, 0.75%, 11/01/2025	1,200,000	1,085,090
New York Mortgage Agency Homeowner Mortgage Rev., “242”, 5%, 10/01/2023	1,880,000	1,901,459
New York Mortgage Agency Homeowner Mortgage Rev., “242”, 3.5%, 10/01/2052	6,445,000	6,129,816
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 4/01/2024	1,920,000	1,951,634
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 10/01/2024	1,955,000	1,995,582
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 4/01/2025	1,990,000	2,038,835
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 10/01/2025	2,030,000	2,089,116
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 4/01/2026	2,065,000	2,130,894
New York Mortgage Agency Rev., “243”, 5%, 10/01/2026	1,810,000	1,873,026
New York Mortgage Agency Rev., “4th-9th”, 3.25%, 10/01/2028	3,750,000	3,567,903
New York State Housing Finance Agency Affordable Rev., “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	19,050,000	17,655,119

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2025	$11,030,000	$11,013,582
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2028	3,965,000	3,950,476
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport Project), 2.25%, 8/01/2026	805,000	738,283
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), 5%, 12/01/2026	8,635,000	8,735,811
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2022	250,000	250,135
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2023	1,350,000	1,358,910
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2024	1,250,000	1,264,275
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2025	1,100,000	1,115,805
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2022	1,805,000	1,807,024
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2023	1,900,000	1,925,980
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2024	1,000,000	1,025,216
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2025	1,600,000	1,642,899
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “A-3”, 1.125%, 5/01/2060 (Put Date 11/01/2024)	6,000,000	5,659,240
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 0.9%, 5/01/2025	500,000	467,755
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1%, 11/01/2025	1,450,000	1,342,518

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1.1%, 5/01/2026	$3,305,000	$3,015,211
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1.15%, 11/01/2026	1,290,000	1,163,886
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Queens Baseball Stadium Project), “A”, AGM, 5%, 1/01/2024	750,000	761,413
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), “A”, AGM, 5%, 3/01/2028	1,000,000	1,053,243
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), “A”, AGM, 5%, 3/01/2029	1,250,000	1,322,628
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), “A”, AGM, 4%, 3/01/2031	2,000,000	2,004,084
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), “A”, AGM, 4%, 3/01/2032	680,000	677,052
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2026	1,625,000	1,647,448
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2027	1,425,000	1,444,424
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2028	1,000,000	1,013,424
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2029	175,000	177,312
Oyster Bay, NY, Public Improvement, 4%, 8/25/2023	12,000,000	12,065,392
Oyster Bay, NY, Public Improvement Refunding Rev., 5%, 8/01/2023	600,000	607,968
Oyster Bay, NY, Public Improvement Refunding Rev., 5%, 8/01/2024	1,250,000	1,286,052
Oyster Bay, NY, Public Improvement Rev., BAM, 4%, 11/01/2025	750,000	762,824
Oyster Bay, NY, Public Improvement Rev., BAM, 4%, 11/01/2026	800,000	815,419
Phelps-Clifton Springs, NY, Central School District General Obligation Anticipation Notes, 3%, 7/27/2023	6,075,000	6,027,252
Port Authority of NY & NJ (207th Series), 5%, 9/15/2027	1,755,000	1,820,486
Port Authority of NY & NJ (226th Series), 5%, 10/15/2025	1,475,000	1,512,283
Port Authority of NY & NJ (226th Series), 5%, 10/15/2026	2,000,000	2,065,091
Port Authority of NY & NJ (226th Series), 5%, 10/15/2027	3,650,000	3,788,170
Port Authority of NY & NJ (226th Series), 5%, 10/15/2028	3,500,000	3,650,592
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2023	1,125,000	1,131,422
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2024	465,000	471,559
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2025	235,000	240,146
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.25%, 9/01/2023	145,000	139,645

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.45%, 9/01/2024	$100,000	$92,579
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.7%, 9/01/2025	110,000	98,353
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.95%, 9/01/2026	140,000	121,782
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 2.2%, 9/01/2027	135,000	114,994
Suffolk County, NY, “B”, AGM, 5%, 10/15/2025	7,000,000	7,295,629
Suffolk County, NY, “A”, 5%, 6/15/2028	1,800,000	1,922,455
Suffolk County, NY, “A”, 5%, 6/15/2030	850,000	920,263
Suffolk County, NY, “A”, BAM, 5%, 4/01/2027	2,360,000	2,497,907
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, Taxable, “A-1”, 0.67%, 6/01/2023	1,500,000	1,464,077
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, Taxable, “A-1”, 1.015%, 6/01/2024	500,000	470,929
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2023	700,000	704,819
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2024	700,000	711,110
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2025	750,000	764,416
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2026	250,000	255,060
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2025	1,000,000	1,024,572
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2026	2,000,000	2,062,328
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2027	1,500,000	1,552,640
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “A-2”, 2%, 5/15/2045 (Put Date 5/15/2026)	10,000,000	9,233,646
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2024	300,000	306,852
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2025	500,000	517,787
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2026	600,000	628,560
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2027	650,000	687,911
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2028	500,000	533,521
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2029	735,000	790,764

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Yonkers, NY, School District, “D”, AGM, 5%, 3/15/2025	$750,000	$776,680
Yonkers, NY, School District, “D”, AGM, 5%, 3/15/2026	785,000	822,366
Yonkers, NY, School District, “D”, AGM, 5%, 3/15/2027	525,000	555,621
Yonkers, NY, School District, “D”, AGM, 5%, 3/15/2028	865,000	922,991
Yonkers, NY, School District, “D”, AGM, 5%, 3/15/2029	910,000	979,041
		$224,010,230
North Carolina - 1.4%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), “A”, 1.375%, 5/01/2034 (Put Date 6/16/2025)	$1,000,000	$923,266
Durham, SC, Multi-Family Housing Authority Rev. (JJ Henderson Senior Apartment Project), 0.3%, 6/01/2024 (Put Date 6/01/2023)	1,095,000	1,073,076
Greater Ashville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2027	750,000	769,023
Greater Ashville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2028	725,000	746,188
Greater Ashville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2029	900,000	927,771
Greater Ashville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2030	100,000	102,785
Greater Ashville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2031	1,370,000	1,407,008
New Hanover County, NC, General Obligation School, 5%, 9/01/2024	2,615,000	2,697,990
New Hanover County, NC, General Obligation School, 5%, 9/01/2025	2,140,000	2,242,182
North Carolina Capital Facilities Finance Agency Student Housing Rev. (NCA&T University Foundation LLC Project), “A”, AGM, 5%, 6/01/2023	325,000	327,545
North Carolina Capital Facilities Finance Agency Student Housing Rev. (NCA&T University Foundation LLC Project), “A”, AGM, 5%, 6/01/2024	700,000	711,376
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2025	250,000	256,460
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2027	1,250,000	1,298,104
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 1/01/2028	2,175,000	2,304,577
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 7/01/2028	1,845,000	1,963,544
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 1/01/2030	500,000	533,673

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 7/01/2030	$1,500,000	$1,604,809
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2023	375,000	375,281
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2024	395,000	396,081
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2025	420,000	421,528
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2026	440,000	437,972
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2027	460,000	453,815
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2028	365,000	356,639
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2029	760,000	695,883
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2030	790,000	709,511
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2031	820,000	722,524
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 3%, 3/01/2023	150,000	149,144
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2024	220,000	217,801
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2025	265,000	260,192
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2026	245,000	243,871

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2027	$290,000	$286,101
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2028	185,000	180,762
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 4%, 10/01/2027	600,000	582,510
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2026	1,500,000	1,560,580
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2027	4,000,000	4,206,225
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2025	645,000	660,578
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2026	1,000,000	1,029,990
Sanford, NC, Housing Authority Multi-Family Housing Rev. (Matthews Garden Gilmore), HUD Section 8, 3.35%, 10/01/2023	7,500,000	7,488,847
Wayne County, NC, Limited Obligation, 4%, 6/01/2029	1,035,000	1,050,255
		$42,375,467
North Dakota - 0.4%
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2025	$2,265,000	$2,239,156
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2026	1,195,000	1,172,458
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2027	3,360,000	3,270,762
North Dakota Housing Finance Agency Multifamily Rev. (Grand Forks Portfolio), HUD Section 8, 2.45%, 9/01/2025 (Put Date 9/01/2023)	2,000,000	1,974,026
Williston, ND, Airport Rev., 4%, 11/01/2029	2,310,000	2,314,154
		$10,970,556
Ohio - 3.1%
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2026	$530,000	$545,967
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2028	240,000	247,591
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2024	2,000,000	2,030,891
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2025	1,970,000	2,005,881
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2026	3,000,000	3,062,623
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 1/01/2025	1,250,000	1,285,559
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2026	2,000,000	2,059,797

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2027	$2,150,000	$2,212,875
Lorain, OH, General Obligation, BAM, 3%, 12/01/2023	550,000	546,747
Lorain, OH, General Obligation, BAM, 4%, 12/01/2025	815,000	826,494
Mayfield Hights, OH, MACC Improvement General Obligation Bond Anticipation Notes, 3%, 7/20/2023	13,500,000	13,398,470
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2026	500,000	518,168
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2027	580,000	603,223
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2028	1,455,000	1,518,957
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2029	1,560,000	1,629,760
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2030	1,000,000	1,041,098
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2031	1,000,000	1,040,654
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2032	900,000	931,317
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2033	800,000	823,981
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2034	1,000,000	1,024,357
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2023	225,000	227,222
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2024	205,000	209,266
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2025	500,000	515,635
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2026	500,000	519,405
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2027	525,000	547,633
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2028	400,000	417,999

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2029	$450,000	$470,123
Northeast Ohio Medical University, General Receipts, “A”, 3%, 12/01/2022	100,000	99,960
Northeast Ohio Medical University, General Receipts, “A”, 3%, 12/01/2023	100,000	99,227
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2024	100,000	101,759
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2026	200,000	206,077
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2028	120,000	124,331
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2030	135,000	139,663
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	2,895,000	2,824,338
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	3,420,000	3,334,656
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “C”, 2.1%, 4/01/2028 (Put Date 10/01/2024)	2,075,000	1,969,950
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	105,000	99,646
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5%, 12/01/2027	875,000	886,777
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/2023	625,000	629,761
Ohio Higher Educational Facility Rev. (Case Western Reserve University Project), “C”, 1.625%, 12/01/2034 (Put Date 12/01/2026)	5,000,000	4,626,256
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “C”, FNMA, 5.75%, 3/01/2054 (w)	5,960,000	6,244,680
Ohio Housing Finance Agency Residential Mortgage Rev. (Seton Square North), “A”, HUD Section 8, 0.4%, 4/01/2024 (Put Date 4/01/2023)	4,725,000	4,653,811
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2026	140,000	144,270
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2027	420,000	433,222
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2028	370,000	382,297

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2029	$825,000	$852,818
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2031	475,000	485,917
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2032	290,000	293,631
Ohio State Hospital Rev. (University Hospitals Health System, Inc.), 5%, 1/15/2050 (Put Date 1/15/2025)	5,000,000	5,116,897
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/2022	775,000	777,112
Ohio Water Development Authority, Solid Waste Rev. (Waste Management, Inc.), 3.25%, 11/01/2022	8,500,000	8,500,000
State of Ohio, Common Schools General Obligation, “A”, 5%, 6/15/2023	225,000	227,629
State of Ohio, Common Schools General Obligation, “A”, 5%, 6/15/2024	200,000	205,793
State of Ohio, Major New State Infrastructure Project Rev., 5%, 12/15/2023	6,625,000	6,749,270
Triway, OH, Local School District Board of Education, BAM, 3%, 12/01/2022	800,000	799,777
Triway, OH, Local School District Board of Education, BAM, 3%, 12/01/2023	700,000	696,302
Triway, OH, Local School District Board of Education, BAM, 3%, 12/01/2024	400,000	395,398
Triway, OH, Local School District Board of Education, BAM, 3%, 12/01/2025	310,000	303,956
Triway, OH, Local School District Board of Education, BAM, 4%, 12/01/2026	630,000	640,188
Triway, OH, Local School District Board of Education, BAM, 4%, 12/01/2027	350,000	356,019
Youngstown State University, OH, General Receipts, AGM, 4%, 12/15/2024	650,000	657,889
Youngstown State University, OH, General Receipts, AGM, 4%, 12/15/2025	580,000	589,416
		$94,910,386

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oklahoma - 0.4%
Cushing, OK, Educational Facilities Lease Authority Rev. (Cushing Public Schools Project), 5%, 9/01/2024	$5,000,000	$5,129,955
Oklahoma City, OK, Economic Development Trust Tax Apportionment Refunding Rev., Taxable (Increment District No. 8), “A”, 0.384%, 3/01/2023	1,800,000	1,776,124
Oklahoma City, OK, Economic Development Trust Tax Apportionment Refunding Rev., Taxable (Increment District No. 8), “A”, 0.648%, 3/01/2024	1,070,000	1,011,640
Rogers County, OK, Educational Facilities Authority Lease Rev. (Catoosa Public Schools Project), 5%, 9/01/2024	950,000	974,521
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2025	800,000	803,558
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2026	500,000	501,983
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2023	200,000	200,143
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2024	425,000	425,329
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2025	440,000	438,646
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2026	300,000	298,088
		$11,559,987
Oregon - 0.9%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2023	$500,000	$502,899
Medford, OR, Hospital Facilities Authority Rev. (Asante Health System Obligated Group), “A”, 5%, 8/15/2025	400,000	412,991
Medford, OR, Hospital Facilities Authority Rev. (Asante Health System Obligated Group), “A”, 5%, 8/15/2027	720,000	751,250
Medford, OR, Hospital Facilities Authority Rev. (Asante Health System Obligated Group), “A”, 5%, 8/15/2029	1,000,000	1,049,109
Medford, OR, Hospital Facilities Authority Rev. (Asante Health System Obligated Group), “A”, 5%, 8/15/2030	600,000	629,538
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-1”, 1.2%, 6/01/2028	455,000	378,414
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-2”, 0.95%, 6/01/2027	1,170,000	1,001,539
Multnomah County, OR, Hospital Facilities Authority Refunding Rev., Taxable (Terwilliger Plaza - Parkview Project), “C”, 1.25%, 6/01/2026	560,000	497,689

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2024	$200,000	$204,078
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2025	225,000	230,742
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2026	150,000	154,949
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2027	125,000	128,859
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2028	150,000	154,912
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2029	300,000	310,021
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2030	300,000	310,381
Oregon Housing & Community Services Department, Housing Development Rev. (Westwind Apartments Project), “H”, HUD Section 8, 0.25%, 3/01/2024 (Put Date 3/01/2023)	3,500,000	3,456,099
Oregon Housing & Community Services Department, Multi-Family Housing Rev. (Plaza Los Amigos Apartments Project, “T-2”, 3%, 2/01/2026 (Put Date 2/01/2025)	2,375,000	2,270,597
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2024	1,500,000	1,523,081
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2025	1,000,000	1,023,526
Port of Portland, OR, International Airport Rev., “28”, 5%, 7/01/2030	10,945,000	11,271,254
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2024	125,000	126,742
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2027	425,000	433,444
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2029	400,000	407,262
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2030	300,000	305,055
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project) , 5%, 7/01/2025	125,000	127,119
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-2”, 2.125%, 11/15/2027	200,000	174,432
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-3”, 1.75%, 11/15/2026	265,000	240,203
		$28,076,185

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - 8.8%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2026	$2,750,000	$2,857,334
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 4%, 6/01/2024	300,000	303,260
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 4%, 6/01/2025	150,000	152,376
Allegheny County, PA, Sanitary Authority Sewer Rev., “B”, 5%, 6/01/2027	500,000	534,097
Allegheny County, PA, Sanitary Authority Sewer Rev., “B”, 5%, 6/01/2029	225,000	244,305
Allentown, PA, City School District, BAM, 5%, 2/01/2026	4,155,000	4,341,021
Allentown, PA, City School District, BAM, 5%, 2/01/2027	4,375,000	4,606,221
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2024	150,000	151,890
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2025	500,000	504,263
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2026	490,000	494,670
Altoona, PA, Area School District, Taxable, AGM, 0.38%, 12/01/2022	605,000	602,997
Altoona, PA, Area School District, Taxable, AGM, 0.49%, 12/01/2023	1,000,000	954,133
Altoona, PA, Area School District, Taxable, AGM, 0.733%, 12/01/2024	1,105,000	1,014,059
Altoona, PA, Area School District, Taxable, AGM, 1.005%, 12/01/2025	900,000	798,061
Altoona, PA, Sewer Rev., AGM, 5%, 12/01/2027	500,000	533,933
Athens, PA, School District Rev., BAM, 4%, 4/15/2026	1,465,000	1,487,949
Athens, PA, School District Rev., BAM, 4%, 4/15/2027	1,070,000	1,090,856
Beaver County, PA, Big Beaver Falls School District Rev., BAM, 5%, 3/15/2025	1,325,000	1,367,557
Beaver County, PA, Big Beaver Falls School District Rev., BAM, 5%, 3/15/2026	1,380,000	1,441,220
Beaver County, PA, Big Beaver Falls School District Rev., BAM, 5%, 3/15/2027	1,460,000	1,532,484
Beaver County, PA, General Obligation, BAM, 4%, 11/15/2023	655,000	659,142
Beaver County, PA, General Obligation, BAM, 4%, 11/15/2027	500,000	508,635
Beaver County, PA, General Obligation, BAM, 4%, 11/15/2028	535,000	543,267
Beaver County, PA, Rochester Area School District, BAM, 2%, 5/01/2023	500,000	494,944
Beaver County, PA, Rochester Area School District, BAM, 1%, 5/01/2024	200,000	189,225

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Beaver County, PA, Rochester Area School District, BAM, 3%, 5/01/2025	$500,000	$486,133
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2023	500,000	487,707
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2024	400,000	382,142
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2025	1,950,000	1,818,133
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2026	200,000	182,488
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2027	465,000	412,310
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	855,000	740,934
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2029	1,620,000	1,372,674
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2024	435,000	422,640
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2025	565,000	535,646
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2026	1,000,000	927,169
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2027	1,100,000	992,884
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-2”, 5%, 2/01/2040 (Put Date 2/01/2027)	5,545,000	4,955,144
Berks County, PA, Reading School District, “A”, BAM, 4%, 4/01/2024	615,000	618,602
Berks County, PA, Reading School District, “A”, BAM, 4%, 4/01/2025	1,000,000	1,009,411
Berks County, PA, Reading School District, “B”, BAM, 4%, 4/01/2024	1,200,000	1,207,028
Berks County, PA, Reading School District, “B”, BAM, 4%, 4/01/2025	1,680,000	1,695,810
Berks County, PA, Reading School District, “C”, BAM, 5%, 4/01/2023	720,000	724,420
Berks County, PA, Reading School District, “D”, BAM, 5%, 4/01/2025	8,395,000	8,663,548
Charleroi, PA, Area School District, BAM, 4%, 11/15/2026	1,110,000	1,128,631
Charleroi, PA, Area School District, BAM, 4%, 11/15/2028	250,000	254,541
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2025	360,000	338,850

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2026	$755,000	$697,680
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2027	795,000	720,052
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2028	830,000	733,219
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2029	865,000	748,683
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2030	450,000	381,643
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2025	9,000,000	9,432,746
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2026	6,035,000	6,416,391
Commonwealth of Pennsylvania Financing Authority Rev., “B”, 5%, 6/01/2025	675,000	698,478
Commonwealth of Pennsylvania Financing Authority Rev., “B”, 5%, 6/01/2026	185,000	193,669
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2027	3,000,000	3,117,990
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2024	530,000	535,181
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2028	1,010,000	1,018,529
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2029	1,040,000	1,048,850
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2030	500,000	502,514
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2023	375,000	375,514
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ETM, 5%, 1/01/2023	100,000	100,294
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ETM, 5%, 1/01/2023	255,000	255,750
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 3.25%, 5/01/2023	50,000	49,498
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	1,000,000	966,342
Delaware County, PA, Chichester School District General Obligation, AGM, 4%, 9/15/2029	900,000	917,641
Delaware Valley, PA, Regional Finance Authority, “A”, 2%, 10/01/2029	4,550,000	3,840,370
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2024	1,125,000	1,133,596

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2025	$880,000	$891,112
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2026	935,000	949,500
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2027	950,000	966,142
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2028	650,000	661,482
East Allegheny, PA, School District General Obligation, BAM, 3%, 6/01/2029	800,000	750,578
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2027	1,075,000	1,131,084
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2030	855,000	924,860
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2031	525,000	566,770
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2024	230,000	234,426
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2025	475,000	490,528
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2026	195,000	203,756
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2024	275,000	280,292
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2026	980,000	1,024,002
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2027	2,135,000	2,246,386
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2029	2,605,000	2,789,930
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2030	425,000	459,726
Erie, PA, Water Authority, Water Rev., “D”, BAM, 5%, 12/01/2027	625,000	667,416
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2023	325,000	325,381
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2024	320,000	321,603
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2025	350,000	353,783
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2026	945,000	958,873
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2028	1,100,000	1,121,728

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 3%, 2/01/2030	$675,000	$628,934
Fayette County, PA, Laurel Highlands School District, Unlimited Tax General Obligation, “A”, BAM, 4%, 2/01/2026	350,000	354,379
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2022	320,000	320,000
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2023	375,000	378,847
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2024	700,000	712,551
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2025	265,000	270,338
Lancaster County, PA, Pequea Valley School District, 2%, 5/15/2023	175,000	173,295
Lancaster County, PA, Pequea Valley School District, 3%, 5/15/2024	225,000	222,541
Lancaster County, PA, Pequea Valley School District, 1.5%, 5/15/2025	125,000	115,229
Lancaster County, PA, Pequea Valley School District, 4%, 5/15/2025	100,000	101,295
Lancaster County, PA, Pequea Valley School District, 1.5%, 5/15/2026	150,000	134,100
Lancaster County, PA, Pequea Valley School District, 4%, 5/15/2026	75,000	76,234
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2024	465,000	478,116
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2025	630,000	655,390
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2026	820,000	861,584
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2027	1,000,000	1,059,482
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2028	705,000	751,911
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 4%, 10/01/2030	450,000	450,534
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 4%, 10/01/2031	500,000	497,951
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2023	770,000	772,765
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2024	1,015,000	1,023,912
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2025	525,000	532,134
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2025	500,000	481,817
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2026	550,000	558,662

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2027	$570,000	$580,620
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2028	595,000	605,693
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2028	1,315,000	1,212,240
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2029	410,000	415,748
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2029	525,000	475,991
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2030	425,000	431,302
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2031	440,000	444,641
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2032	460,000	462,625
Lancaster, PA, School District General Obligation, “B”, AGM, 4%, 6/01/2023	450,000	451,710
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 3%, 3/01/2023	1,000,000	998,214
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2024	500,000	503,294
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2025	805,000	813,973
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2027	500,000	508,901
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2028	500,000	509,814
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 3%, 3/01/2029	500,000	468,827
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 3%, 3/01/2030	500,000	463,651
Lehigh County, PA, Industrial Development Authority, Pollution Control Rev. (PPL Electric Utilities Corporation Project), “A”, 3%, 9/01/2029	8,000,000	7,370,542
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2022	1,345,000	1,340,853
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2023	1,060,000	1,015,222
Luzerne County, PA, “A”, AGM, 5%, 12/15/2023	400,000	406,840
Luzerne County, PA, “A”, AGM, 5%, 12/15/2024	410,000	421,864
Luzerne County, PA, “A”, AGM, 5%, 12/15/2026	370,000	389,624
Luzerne County, PA, “A”, AGM, 5%, 12/15/2029	930,000	995,273
Luzerne County, PA, Industrial Development Authority, Tax Exempt Guaranteed Lease Rev., AGM, 5%, 12/15/2025	1,000,000	1,041,380
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, “B”, BAM, 5%, 8/01/2028	1,540,000	1,630,247
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, “A”, AGM, 2%, 3/01/2029	1,135,000	990,342

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.039%, 3/01/2025	$515,000	$470,514
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.229%, 3/01/2026	1,250,000	1,103,522
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.47%, 3/01/2027	1,000,000	857,271
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), “A”, BAM, 5%, 7/01/2024	1,000,000	1,022,185
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), “A”, BAM, 5%, 7/01/2025	500,000	516,357
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), “A”, BAM, 5%, 7/01/2026	600,000	626,172
Monroeville, PA, Finance Authority University of Pittsburgh Medical Centry Rev., “B”, 5%, 2/15/2024	1,115,000	1,136,020
Monroeville, PA, Finance Authority University of Pittsburgh Medical Centry Rev., “B”, 5%, 2/15/2028	1,600,000	1,687,731
Montgomery County, PA, Higher Education & Health Authority Rev. (AICUP Financing Program - Gwynedd Mercy University Project), 4%, 5/01/2036 (Put Date 5/01/2023)	1,145,000	1,147,115
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2029	1,000,000	1,056,042
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2030	1,350,000	1,422,358
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2031	2,355,000	2,471,539
Northampton and Lehigh Counties, PA, Bethlehem Area School District, “A”, 5%, 2/01/2025	4,575,000	4,742,870
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 3%, 1/01/2024	865,000	857,765
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2026	110,000	108,883
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “B-2”, 2.35%, 4/01/2049 (Put Date 1/17/2023)	5,780,000	5,759,299
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 0.58%, 8/01/2037 (Put Date 8/01/2024)	1,145,000	1,068,374

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2026	$2,050,000	$2,097,580
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2026	475,000	486,025
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	2,700,000	2,748,532
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	350,000	356,291
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2028	550,000	559,119
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	230,000	233,635
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	3,590,000	3,646,742
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2023	540,000	544,726
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2024	340,000	347,309
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2025	350,000	361,143
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2026	550,000	573,414
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2028	825,000	873,415
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2029	1,500,000	1,598,717
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2023	475,000	477,528
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2024	750,000	766,993
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.8%, 4/01/2024	1,110,000	1,095,743
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033	5,800,000	5,776,422
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2025	750,000	779,172
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2026	740,000	777,527
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 4/01/2028	950,000	1,008,857
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 4/01/2029	100,000	105,929

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2029	$450,000	$478,242
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2023	515,000	518,225
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2023	1,025,000	1,037,622
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2024	485,000	491,988
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2024	805,000	820,220
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2025	575,000	587,780
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2025	1,090,000	1,117,213
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2026	1,105,000	1,136,706
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2026	2,250,000	2,322,587
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2027	2,285,000	2,366,532
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2027	2,120,000	2,202,584
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “116A”, 3%, 4/01/2023	525,000	523,373
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.2%, 10/01/2028	3,550,000	3,297,739
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2023	175,000	176,808
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2024	320,000	327,485
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2025	375,000	387,651
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2026	460,000	480,170
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2027	325,000	341,923

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2028	$545,000	$578,379
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2023	500,000	502,710
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2024	560,000	571,857
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2025	675,000	695,428
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2026	800,000	832,564
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2027	715,000	750,221
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2028	750,000	794,006
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 4%, 3/01/2029	850,000	857,655
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 4%, 3/01/2030	640,000	643,307
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2023	280,000	281,905
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2024	300,000	303,117
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2026	250,000	253,965
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2027	480,000	488,920
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5%, 6/15/2032	240,000	225,980
Philadelphia, PA, Authority for Industrial Development City Agreement Rev. (Cultural and Commercial Corridors Program), “A”, 5%, 12/01/2024	5,675,000	5,836,447
Philadelphia, PA, School District, 5%, 9/01/2023	2,500,000	2,530,673
Philadelphia, PA, School District, “A”, 5%, 9/01/2023	1,050,000	1,062,883
Philadelphia, PA, School District, “A”, 5%, 9/01/2025	1,000,000	1,032,683
Philadelphia, PA, School District, “A”, 5%, 9/01/2026	635,000	659,666
Philadelphia, PA, School District, “A”, 5%, 9/01/2026	1,370,000	1,423,217
Philadelphia, PA, School District, “A”, 5%, 9/01/2027	1,850,000	1,925,149

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, School District, “F”, 5%, 9/01/2026	$5,000,000	$5,194,221
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 4%, 2/01/2025	1,870,000	1,881,356
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2026	2,000,000	2,090,791
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2027	2,250,000	2,377,079
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2028	2,590,000	2,759,044
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2029	2,750,000	2,949,038
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2030	2,925,000	3,118,423
Pittsburgh and Allegheny, PA, Sports and Exhibition Authority Hotel Room Rev., “B”, AGM, 5%, 2/01/2028	2,050,000	2,169,731
South Wayne County, PA, Water & Sewer Authority Rev., BAM, 2%, 2/15/2023	200,000	198,838
Wayne County, PA, County Guaranteed Hospital Rev. (Wayne Memorial Hospital Project), “A”, 5%, 7/01/2030	500,000	513,254
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2024	1,250,000	1,274,919
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2025	1,000,000	1,032,691
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2027	1,000,000	1,055,573
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2025	1,605,000	1,606,174
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2023	805,000	809,211
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2024	745,000	749,934
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2025	750,000	760,398
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2026	1,130,000	1,147,655
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2027	1,170,000	1,190,805
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2028	1,100,000	1,119,077

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2023	$280,000	$278,751
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2024	440,000	434,520
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2025	625,000	611,291
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2026	150,000	144,955
		$273,132,309
Puerto Rico - 1.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$1,650,000	$1,650,540
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NPFG, 5.25%, 7/01/2024	740,000	739,984
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	14,750,000	14,835,279
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	1,521,000	1,530,138
Puerto Rico Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2024	3,430,000	3,419,334
Puerto Rico Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2025	315,000	312,966
Puerto Rico Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2025 (n)	4,100,000	4,073,528
Puerto Rico Aqueduct and Sewer Authority Rev., “B”, 5%, 7/01/2025	265,000	263,289
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	335,000	333,240
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	1,365,000	1,390,484
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	3,930,000	3,874,528
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 5.25%, 7/01/2023	435,000	435,361
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2024	110,000	109,732
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2025	115,000	114,390

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2023	$370,000	$369,616
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2024	1,845,000	1,840,511
Puerto Rico Electric Power Authority Rev., “SS”, NPFG, 5%, 7/01/2023	860,000	859,108
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2024	530,000	528,711
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	25,000	24,823
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2023	1,075,000	1,090,708
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2024	1,310,000	1,329,142
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2025	195,000	194,667
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	460,000	458,015
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	135,000	136,920
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	207,000	187,675
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	718,000	559,119
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	15,340,000	10,640,132
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	16,249,000	8,715,613
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	245,000	244,112
		$60,261,665
Rhode Island - 1.2%
Rhode Island Health and Educational Building Corp. Rev. (Lifespan Obligated Group), 5%, 5/15/2026	$5,000,000	$5,072,322
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2022	385,000	385,000
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2023	400,000	406,614
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2024	430,000	442,621

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - continued
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2025	$450,000	$467,844
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2026	470,000	493,403
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev., (Providence College), “B”, 5%, 11/01/2027	245,000	259,560
Rhode Island Housing and Mortgage Finance Corp., Home Ownership Opportunity, “76-A”, 5%, 10/01/2026	300,000	316,897
Rhode Island Housing and Mortgage Finance Corp., Home Ownership Opportunity, “76-A”, 5%, 10/01/2027	435,000	463,897
Rhode Island Housing and Mortgage Finance Corp., Home Ownership Opportunity, “76-A”, 5%, 4/01/2028	475,000	508,033
Rhode Island Housing and Mortgage Finance Corp., Home Ownership Opportunity, “78-A”, 5.5%, 10/01/2052 (w)	7,250,000	7,532,789
Rhode Island Housing and Mortgage Finance Corp., Home Ownership Opportunity, Taxable, “76-T”, 0.96%, 4/01/2023	200,000	196,787
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2025	600,000	617,489
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2026	875,000	907,571
Rhode Island Student Loan Authority, Education Loan Rev., Federally Taxable, “1”, 4.125%, 12/01/2041	5,455,000	4,821,468
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2022	550,000	550,626
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 4%, 12/01/2025	2,005,000	2,009,808
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2026	950,000	983,553
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2027	800,000	830,146
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2028	1,000,000	1,040,430
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	700,000	677,898
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2024	765,000	781,366
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2025	1,000,000	1,027,979
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2026	1,125,000	1,177,226

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - continued
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2027	$2,130,000	$2,231,120
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2028	1,185,000	1,245,223
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2029	1,250,000	1,317,832
		$36,765,502
South Carolina - 1.2%
Charleston County, SC, Transportation Sales Tax, 5%, 11/01/2022	$3,095,000	$3,095,000
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	4,545,000	4,532,985
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2023	1,300,000	1,320,124
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2025	900,000	928,256
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2025	1,005,000	1,042,793
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2026	715,000	745,180
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2026	420,000	439,934
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2027	730,000	766,772
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2027	315,000	332,224
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2028	550,000	581,443
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2028	610,000	647,594
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2029	300,000	318,762
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2029	535,000	570,554
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2030	305,000	324,756
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.067%, 12/01/2022	2,515,000	2,509,213
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.208%, 12/01/2023	3,205,000	3,092,807
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.368%, 12/01/2024	5,000,000	4,684,410

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - continued
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.468%, 12/01/2025	$6,850,000	$6,232,561
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2024	1,000,000	1,028,449
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2025	1,500,000	1,561,383
Williamsburg County, SC, General Obligation Rev. (Capital Projects Sales & Use Tax), “B”, BAM, 5%, 3/01/2026	1,680,000	1,764,521
		$36,519,721
South Dakota - 0.2%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable, 0.706%, 6/01/2023	$4,250,000	$4,145,090
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable, 0.961%, 6/01/2024	3,425,000	3,204,362
		$7,349,452
Tennessee - 1.9%
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2025	$545,000	$545,879
Knox County, TN, Health, Educational & Housing Facility Board Rev. (East Tennessee Children's Hospital), 5%, 11/15/2029	1,175,000	1,223,980
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2023	850,000	854,797
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2024	750,000	761,943
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2025	2,350,000	2,389,241
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2027	265,000	271,338
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2028	500,000	509,785
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2028	490,000	499,136
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2029	1,450,000	1,475,533
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	7,750,000	7,797,741
Memphis-Shelby County, TN, Airport Authority Refunding Rev., “C”, 5%, 7/01/2023	750,000	755,655
Memphis-Shelby County, TN, Airport Authority Refunding Rev., “C”, 5%, 7/01/2024	850,000	864,862
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2025	2,750,000	2,810,512

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2026	$175,000	$179,137
Memphis-Shelby County, TN, Airport Authority Rev., “B”, 5%, 7/01/2023	1,750,000	1,763,194
Memphis-Shelby County, TN, Airport Authority Rev., “B”, 5%, 7/01/2024	4,000,000	4,069,940
Memphis-Shelby County, TN, Airport Authority Rev., “B”, 5%, 7/01/2025	2,500,000	2,555,011
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 4%, 11/01/2049 (Put Date 11/01/2025)	18,380,000	17,865,645
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2025	1,350,000	1,398,330
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 1/01/2026	1,290,000	1,344,059
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2026	1,795,000	1,880,823
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 1/01/2027	1,885,000	1,978,467
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2027	1,405,000	1,481,823
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 1/01/2028	1,930,000	2,040,335
		$57,317,166
Texas - 7.1%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2023	$325,000	$329,271
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2024	325,000	333,769
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2025	400,000	416,000
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2026	400,000	420,122
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2027	525,000	557,892
Arlington, TX, Higher Education Finance Corp. Rev. (Basis Charter Schools, Inc.), 4.5%, 6/15/2056 (Put Date 6/15/2026) (n)	575,000	542,459
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2025	2,790,000	2,797,238
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2024	1,200,000	1,192,591
Bexar County, TX, Venue Project Rev., Taxable, AGM, 0.461%, 8/15/2023	500,000	483,223

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Bexar County, TX, Venue Project Rev., Taxable, AGM, 0.76%, 8/15/2024	$455,000	$423,295
Bexar County, TX, Venue Project Rev., Taxable, AGM, 1.082%, 8/15/2025	720,000	648,658
Bexar County, TX, Venue Project Rev., Taxable, AGM, 1.272%, 8/15/2026	315,000	274,785
Boerne, TX, Independent School District, Unlimited Tax, 2.8%, 12/01/2051 (Put Date 12/01/2023)	17,465,000	17,304,329
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2023	1,070,000	1,075,070
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2023	750,000	753,770
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2024	1,025,000	1,038,077
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2025	985,000	1,001,900
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2026	940,000	958,862
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2026	1,005,000	1,028,688
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2027	805,000	821,663
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	710,000	724,294
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	1,340,000	1,366,978
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	495,000	504,381
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	1,440,000	1,468,089
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2039	15,000	14,884
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 1.075%, 4/01/2023	350,000	344,406
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 1.305%, 4/01/2024	375,000	354,301
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 1.674%, 4/01/2025	250,000	228,914
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 1.974%, 4/01/2026	375,000	334,111
Brownsville, TX, General Obligation, Refunding, 5%, 2/15/2023	230,000	231,052
Brownsville, TX, General Obligation, Refunding, 5%, 2/15/2025	475,000	491,122
Brownsville, TX, General Obligation, Refunding, 5%, 2/15/2027	525,000	554,460

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2025	$950,000	$974,898
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2026	1,000,000	1,036,259
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2027	1,000,000	1,042,707
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2029	1,100,000	1,143,927
Bryan, TX, Electric System Rev., “A”, AGM, 5%, 7/01/2023	200,000	202,257
Bryan, TX, Electric System Rev., “A”, AGM, 5%, 7/01/2024	265,000	271,570
Bryan, TX, Electric System Rev., “A”, AGM, 5%, 7/01/2025	310,000	321,258
Bryan, TX, Electric System Rev., “A”, AGM, 5%, 7/01/2026	330,000	345,778
Capital Area, TX, Housing Finance Corp., Multi-Family Housing Rev. (Grand Ave. Flats), 0.29%, 8/01/2039 (Put Date 8/01/2024)	2,370,000	2,196,810
Central Texas Regional Mobility Authority, “F”, 5%, 1/01/2025	4,000,000	4,061,044
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 3%, 12/01/2022	595,000	594,686
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 3%, 12/01/2023	250,000	248,008
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 3%, 12/01/2024	190,000	187,424
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 3%, 12/01/2025	170,000	166,261
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 4%, 12/01/2026	175,000	177,897
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., “A”, BAM, 3%, 12/01/2022	460,000	459,757
Clear Brook City, TX, Municipal Utility District, AGM, 4%, 2/01/2028	275,000	276,278
Clear Brook City, TX, Municipal Utility District (Tax Fire Protection), “A”, BAM, 4%, 2/01/2025	800,000	804,343
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 4%, 8/15/2023	900,000	904,212
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2024	600,000	615,874
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2026	1,475,000	1,542,282
Clifton, TX, Higher Education Finance Corp. Rev. (International Leadership of Texas, Inc.), Texas PSF, 5%, 8/15/2027	1,350,000	1,429,095
Clifton, TX, Higher Education Finance Corp. Rev. (International Leadership of Texas, Inc.), Texas PSF, 5%, 8/15/2028	1,055,000	1,122,261
Clifton, TX, Higher Education Finance Corp. Rev. (International Leadership of Texas, Inc.), Texas PSF, 5%, 8/15/2029	1,500,000	1,609,404
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	745,000	719,946
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2023	455,000	458,924

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2025	$490,000	$503,072
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2026	505,000	522,102
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2027	525,000	541,824
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4%, 9/01/2028	415,000	420,569
Dallas, TX, Housing Finance Corp., Multi-Family Housing Rev. (Highpoint at Wynnewood), 3.5%, 2/01/2044 (Put Date 2/01/2026)	2,755,000	2,650,064
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5%, 9/01/2023	525,000	530,151
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2023	220,000	221,171
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2024	205,000	209,126
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2025	410,000	424,824
El Paso, TX, General Obligation, 4%, 8/15/2029	1,440,000	1,461,810
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2023	125,000	125,610
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2024	110,000	111,164
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2024	155,000	156,640
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2025	120,000	121,664
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2025	150,000	152,080
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2026	180,000	182,687
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2026	215,000	218,210
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2027	140,000	142,915
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2027	240,000	244,998
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2028	145,000	147,780
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2028	210,000	214,027
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2029	175,000	178,882
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2030	185,000	187,953
Fort Bend County, TX, Independent School District, Unlimited Tax School Building, “B”, 3%, 8/01/2052 (Put Date 8/01/2023)	4,500,000	4,467,007
Fort Bend County, TX, Municipal Utility District No. 134B, AGM, 3%, 3/01/2024	585,000	580,300
Fort Bend County, TX, Toll Road Rev. Senior Lien, BAM, 5%, 3/01/2023	400,000	402,447
Galveston, TX, Public Facility Corp., Multi-Family Housing Rev. (Oleanders At Broadway), HUD Section 8, 0.47%, 8/01/2025 (Put Date 8/01/2024)	4,935,000	4,604,749
Garland, TX, Electric Utility System Rev., Taxable (Dallas, Collin and Rockwall Counties), “B”, 0.459%, 3/01/2023	295,000	290,818
Garland, TX, Electric Utility System Rev., Taxable (Dallas, Collin and Rockwall Counties), “B”, 0.723%, 3/01/2024	600,000	566,693

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Garland, TX, Electric Utility System Rev., Taxable (Dallas, Collin and Rockwall Counties), “B”, 1.068%, 3/01/2025	$800,000	$729,540
Greater Texas Cultural Education Facilities Finance Corp. Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2026	440,000	460,581
Greater Texas Cultural Education Facilities Finance Corp. Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2027	470,000	497,390
Greater Texas Cultural Education Facilities Finance Corp. Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2029	450,000	481,870
Greater Texas Cultural Education Facilities Finance Corp. Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2030	475,000	509,279
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “B”, 5%, 6/01/2050 (Put Date 12/01/2028)	4,000,000	4,205,486
Harris County, TX, Morton Road Municipal Utility District, BAM, 3%, 9/01/2023	200,000	199,010
Harris County, TX, Morton Road Municipal Utility District, BAM, 3%, 9/01/2025	265,000	259,535
Harris County, TX, Morton Road Municipal Utility District, BAM, 3%, 9/01/2026	300,000	291,641
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2023	530,000	526,186
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2024	530,000	513,788
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2025	530,000	500,327
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2026	530,000	486,435
Harris County, TX, Spring Branch Independent School District, Texas PSF, 5%, 2/01/2024	4,000,000	4,087,044
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2023	565,000	564,348
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2024	590,000	585,367
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2025	410,000	401,853
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	510,000	507,560
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	355,000	352,647
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	490,000	486,725

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2024	$4,475,000	$4,540,254
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2025	1,000,000	1,022,258
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2026	3,000,000	3,078,076
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2023	180,000	180,793
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2024	255,000	256,683
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2025	230,000	231,435
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2026	280,000	283,075
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2029	440,000	441,140
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2030	445,000	444,663
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2031	400,000	397,376
Houston, TX, Housing Finance Corp., Multi-Family Housing Rev. (Sweet Gardens Apartments Project), 4%, 10/01/2025 (Put Date 10/01/2024)	6,175,000	6,182,440
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2023	550,000	556,703
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2024	575,000	588,917
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2026	1,100,000	1,149,901
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2024	250,000	256,281
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2025	500,000	516,150
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2028	350,000	360,400
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2025	130,000	132,805
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2026	150,000	154,118
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2028	225,000	233,416
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2029	275,000	286,195
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2030	185,000	191,992
Lone Star College System, TX, 5%, 2/15/2027	3,750,000	3,935,151
Lower Colorado River Authority Transmission Contract Refunding Rev. (LCRA Transmission Services Corp. Project), 5%, 5/15/2023	1,195,000	1,205,658

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Lower Colorado River Authority Transmission Contract Refunding Rev. (LCRA Transmission Services Corp. Project), 5%, 5/15/2024	$1,120,000	$1,146,326
Lower Colorado River Authority Transmission Contract Refunding Rev. (LCRA Transmission Services Corp. Project), 5%, 5/15/2025	1,550,000	1,604,597
Matagorda County, TX, Navigation District 1, Pollution Control Refunding Rev. (Central Power & Light Co. Project), 0.9%, 5/01/2030 (Put Date 9/01/2023)	1,360,000	1,325,314
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 2.6%, 11/01/2029	3,000,000	2,568,891
North Central, TX, Housing Finance Corp., Multifamily Housing Rev. (Bluebonnet Ridge Apartments), 0.375%, 8/01/2040 (Put Date 8/01/2024)	3,150,000	2,948,784
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5%, 6/01/2024	1,915,000	1,965,956
North Texas Tollway Authority System Refunding Rev., “B”, 5%, 1/01/2028	3,580,000	3,822,758
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2023	565,000	567,697
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2024	250,000	254,840
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2025	500,000	516,080
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2026	375,000	391,852
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2027	350,000	369,213
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 1.875%, 1/01/2026 (n)	850,000	755,016
Prosper, TX, Independent School District, School Building, Texas PSF, 5%, 2/15/2029	600,000	652,409
Prosper, TX, Independent School District, School Building, Texas PSF, 5%, 2/15/2030	700,000	758,844
Public Facility Corp., Texas Multi-Family Housing Rev. (Lakeside Manor Apartments), 3.25%, 3/01/2040 (Put Date 9/01/2025)	5,000,000	4,818,270
Regents of the University of North Texas Rev. Financing System, “A”, 5%, 4/15/2026	1,000,000	1,046,694
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2024	1,595,000	1,618,258
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2025	1,015,000	1,037,592
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2026	1,690,000	1,733,983
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2027	1,870,000	1,923,785
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2028	565,000	581,512

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family Housing Rev. (Country Club Village), 4%, 8/01/2026 (Put Date 8/01/2025)	$4,375,000	$4,368,190
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2023	1,100,000	1,106,998
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2024	860,000	872,541
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2025	1,600,000	1,635,207
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2026	1,250,000	1,279,548
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2027	2,750,000	2,817,419
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2022	1,460,000	1,460,343
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2024	515,000	520,946
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2025	1,675,000	1,696,119
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (CHRISTUS Health), “A”, 5%, 7/01/2053 (Put Date 7/01/2032)	3,895,000	4,047,379
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2023	145,000	146,883
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2024	135,000	138,894
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2025	140,000	145,081
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2026	250,000	261,389
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2029	200,000	212,928
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2030	250,000	266,705
Texas Department of Housing & Community Affairs, Multi-Family Housing Rev. (Scott Street Lofts), 0.7%, 8/01/2040 (Put Date 8/01/2023)	5,000,000	4,858,198
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 1/01/2027	275,000	286,479
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 7/01/2027	300,000	313,786
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 1/01/2028	300,000	314,995
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 7/01/2028	300,000	316,142
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 1/01/2029	215,000	227,358

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 7/01/2029	$150,000	$159,154
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 1/01/2030	220,000	234,109
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 7/01/2030	225,000	239,954
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2022	2,500,000	2,502,211
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2030	2,550,000	2,575,614
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2031	7,335,000	7,372,907
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2032	2,115,000	2,115,594
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), BAM, 5%, 5/01/2023	270,000	272,097
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), BAM, 5%, 5/01/2024	370,000	376,600
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), BAM, 5%, 5/01/2025	500,000	507,915
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), “A”, BAM, 5%, 5/01/2026	395,000	403,230
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2028	135,000	99,491
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2029	500,000	348,775
Texas Water Development Board, Water Implementation Rev., 4%, 10/15/2023	435,000	438,408
Trinity River, TX, Public Facility Corp., Multi-Family Housing Rev. (Cowan Place Apartments), 0.28%, 10/01/2024	10,000,000	9,587,286
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2024	400,000	393,642
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2025	590,000	576,046
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2026	615,000	590,620
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2027	500,000	476,110
Waco, TX, 5%, 2/01/2027	3,220,000	3,416,212
		$218,173,817

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
U.S. Virgin Islands - 0.1%
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2025	$1,245,000	$1,270,429
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2023 (n)	1,500,000	1,512,021
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2024 (n)	1,500,000	1,523,260
		$4,305,710
Utah - 0.4%
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2025	$1,990,000	$2,033,789
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2026	1,200,000	1,228,366
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2028	5,000,000	5,141,079
Utah Housing Corp., Multifamily Housing Rev. (Moda Shoreline Apartments), 4%, 9/01/2025 (Put Date 9/01/2024)	5,000,000	5,006,018
		$13,409,252
Vermont - 0.7%
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2023	$525,000	$529,521
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	1,010,000	1,028,036
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	775,000	788,839
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2025	360,000	367,716
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	1,470,000	1,509,367
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	775,000	795,755
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	140,000	143,986
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	775,000	792,358
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,029,820
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,029,820
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	425,000	438,033
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,600,000	1,618,716

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Vermont - continued
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	$1,735,000	$1,755,295
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	525,000	537,115
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,640,000	1,654,821
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,450,000	1,463,104
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2030	1,000,000	1,005,456
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2023	1,000,000	1,007,999
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	850,000	863,841
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2025	875,000	892,665
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	2,100,000	2,156,238
		$21,408,501
Virginia - 0.8%
Amelia County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	$505,000	$437,318
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2024	775,000	791,061
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2025	475,000	488,958
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2027	1,025,000	1,068,552
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	235,000	203,505
Gloucester County, VA, Industrial Development Authority Rev. (Waste Management Disposal Services of Virginia, Inc.), “A”, 3%, 9/01/2038 (Put Date 5/01/2023)	4,350,000	4,318,048
King George County, VA, Industrial Development Authority Solid Waste Disposal Rev. (King George Landfill, Inc. Project), “A”, 2.5%, 6/01/2023	545,000	540,962
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “B”, 0.75%, 11/01/2035 (Put Date 9/02/2025)	2,340,000	2,132,881

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Virginia Beach, VA, Development Authority Residential Care Facility Refunding Rev. (Westminster-Canterbury on Chesapeake Bay), 5%, 9/01/2029	$95,000	$92,318
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2023	225,000	225,604
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2024	300,000	301,583
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2025	350,000	352,292
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2026	400,000	402,552
Virginia Housing Development Authority Rev., Rental Housing, “A”, 1.9%, 3/01/2023	505,000	502,433
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 8/01/2023	4,000,000	4,052,232
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 5%, 1/01/2023	425,000	425,495
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 5%, 1/01/2024	500,000	504,932
Wise County, VA, Industrial Development Authority, Solid Waste & Sewage Disposal Rev. (Virginia Electric and Power Co. Project), “A”, 0.75%, 10/01/2040 (Put Date 9/02/2025)	2,700,000	2,461,017
Wise County, VA, Industrial Development Authority, Solid Waste and Sewage Disposal Rev. (Virginia Electric and Power Co. Project), “A”, 1.2%, 11/01/2040 (Put Date 5/31/2024)	4,555,000	4,360,995
		$23,662,738
Washington - 2.2%
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2023	$1,500,000	$1,516,237
Everett, WA, Housing Authority Multi-Family Rev. (Baker Heights Legacy), 0.3%, 9/01/2024 (Put Date 9/01/2023)	4,000,000	3,875,446
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation, 3.5%, 12/15/2023	715,000	707,358
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation, 4%, 12/15/2028	4,015,000	3,887,854
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “B”, 5%, 8/01/2023	12,490,000	12,617,033
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “B”, 5%, 8/01/2024	4,000,000	4,089,363
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “B”, 5%, 8/01/2025	3,800,000	3,909,821
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “B”, 5%, 8/01/2026	2,230,000	2,311,818

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “C”, 5%, 8/01/2023	$4,025,000	$4,065,937
Port Tacoma, WA, Refunding Rev., “A”, 5%, 12/01/2028	125,000	131,559
Seattle, WA, Housing Authority Rev. (Lam Bow Apartments Project), 1.25%, 6/01/2024	1,500,000	1,445,243
Seattle, WA, Housing Authority Rev. (Northgate Plaza Project), 1%, 6/01/2026	3,070,000	2,801,870
Seattle, WA, Port Intermediate Lien Rev., “C”, 5%, 8/01/2024	3,600,000	3,680,426
Seattle, WA, Port Intermediate Lien Rev., “C”, 5%, 8/01/2025	1,825,000	1,877,743
Seattle, WA, Port Intermediate Lien Rev., “C”, 5%, 8/01/2026	2,315,000	2,399,937
Seattle, WA, Port Rev., 5%, 4/01/2025	1,750,000	1,794,974
Seattle, WA, Port Rev., 5%, 4/01/2026	3,000,000	3,100,570
Seattle, WA, Port Rev., 5%, 4/01/2030	9,685,000	9,982,748
Seattle, WA, Port Rev., 5%, 4/01/2031	3,500,000	3,584,825
		$67,780,762
West Virginia - 0.6%
Parkersburg, WV, Waterworks & Sewerage System Refunding Rev., “A”, BAM, 3%, 8/01/2023	$400,000	$398,174
Parkersburg, WV, Waterworks & Sewerage System Refunding Rev., “A”, BAM, 3%, 8/01/2025	200,000	195,995
West Virginia Economic Development Authority, Lease Rev. (Department of Environmental Protection Office Building), “B”, 3.375%, 11/01/2025	830,000	817,312
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheel Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	7,535,000	6,838,504
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 2.55%, 3/01/2040 (Put Date 4/01/2024)	4,000,000	3,872,487
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), “A”, 0.625%, 12/01/2038 (Put Date 12/15/2025)	1,915,000	1,670,969
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), “A”, 1%, 1/01/2041 (Put Date 9/01/2025)	4,520,000	4,038,296
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), “A”, 3.75%, 12/01/2042 (Put Date 6/01/2025)	985,000	955,371
		$18,787,108

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - 0.9%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2028	$265,000	$206,364
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2029	365,000	271,501
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2030	550,000	389,412
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2028	1,055,000	818,122
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2029	1,050,000	775,604
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2030	1,095,000	769,147
Wisconsin Health & Educational Facilities Authority Rev. (Marquette University), 5%, 10/01/2024	440,000	451,917
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “B-2”, 5%, 2/15/2051 (Put Date 2/15/2027)	4,000,000	4,098,546
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2023	125,000	124,795
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2024	480,000	474,399
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2025	210,000	205,354
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2026	345,000	333,630
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2027	360,000	343,473
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2028	375,000	350,949
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2029	390,000	359,358
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 3%, 8/15/2026	4,340,000	4,144,183
Wisconsin Health & Educational Facilities Authority Rev. (Saint John's Communities, Inc. Project), 4%, 9/15/2027 (Prerefunded 9/15/2023)	865,000	869,732
Wisconsin Health & Educational Facilities Authority Rev. (Saint John's Communities, Inc. Project), “A”, 4%, 9/15/2025 (Prerefunded 9/15/2023)	500,000	502,735
Wisconsin Health & Educational Facilities Authority Rev. (Saint John's Communities, Inc. Project), “A”, 4%, 9/15/2026 (Prerefunded 9/15/2023)	685,000	688,748

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), “B-2”, 2.25%, 6/01/2027 (n)	$855,000	$748,876
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2023	400,000	403,132
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2024	400,000	407,423
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2025	425,000	435,038
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2026	325,000	335,264
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2027	450,000	466,936
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2028	725,000	756,921
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2029	900,000	939,566
Wisconsin Public Finance Authority Hospital Rev., Taxable (UNC Health Southeastern), “B”, 0.813%, 2/01/2023	920,000	909,262
Wisconsin Public Finance Authority Hospital Rev., Taxable (UNC Health Southeastern), “B”, 1.143%, 2/01/2024	1,315,000	1,238,600
Wisconsin Public Finance Authority Hospital Rev., Taxable (UNC Health Southeastern), “B”, 1.755%, 2/01/2026	1,710,000	1,496,228
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	3,735,000	3,040,060
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2027	200,000	192,893
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2028	255,000	243,079
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2029	325,000	307,096
		$28,098,343

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wyoming - 0.2%
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2023	$250,000	$250,719
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2024	250,000	251,650
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2025	280,000	282,822
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2026	400,000	403,625
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2027	185,000	186,986
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 12/01/2022	815,000	816,088
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 6/01/2023	1,200,000	1,210,776
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 12/01/2023	635,000	645,168
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 6/01/2024	680,000	693,983
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 12/01/2024	690,000	707,538
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 6/01/2025	695,000	715,368
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 12/01/2025	380,000	392,635
		$6,557,358
Total Municipal Bonds (Identified Cost, $3,252,309,867)		$3,075,438,971
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$4,589,000	$3,909,326
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	7,427,000	5,894,647
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	1,054,000	717,004
Total Bonds (Identified Cost, $11,367,346)		$10,520,977

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) - 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 3.02% (v) (Identified Cost, $32,612,883)	32,612,825	$32,612,824

Other Assets, Less Liabilities - (0.9)%		(27,073,404)
Net Assets - 100.0%		$3,091,499,368

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $32,612,824 and $3,085,959,948, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $47,560,747, representing 1.5% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 10/31/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $3,263,677,213)	$3,085,959,948
Investments in affiliated issuers, at value (identified cost, $32,612,883)	32,612,824
Receivables for
Investments sold	26,586,072
Fund shares sold	17,013,113
Interest and dividends	35,975,684
Other assets	52,477
Total assets	$3,198,200,118
Liabilities
Payables for
Distributions	$598,869
Investments purchased	26,470,967
Fund shares reacquired	18,886,419
When-issued investments purchased	59,649,528
Payable to affiliates
Investment adviser	111,031
Administrative services fee	5,133
Shareholder servicing costs	746,992
Distribution and service fees	24,519
Accrued expenses and other liabilities	207,292
Total liabilities	$106,700,750
Net assets	$3,091,499,368
Net assets consist of
Paid-in capital	$3,331,093,892
Total distributable earnings (loss)	(239,594,524)
Net assets	$3,091,499,368
Shares of beneficial interest outstanding	405,208,043

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,275,653,931	167,081,778	$7.63
Class B	153,516	20,134	7.62
Class C	32,583,648	4,266,130	7.64
Class I	1,181,032,227	154,861,498	7.63
Class R6	602,076,046	78,978,503	7.62

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $7.83 [100 / 97.50 x $7.63]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 10/31/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$34,966,806
Dividends from affiliated issuers	396,716
Other	46,220
Total investment income	$35,409,742
Expenses
Management fee	$5,607,908
Distribution and service fees	1,856,234
Shareholder servicing costs	1,141,027
Administrative services fee	278,330
Independent Trustees' compensation	26,396
Custodian fee	226,038
Shareholder communications	48,135
Audit and tax fees	30,282
Legal fees	7,917
Miscellaneous	174,885
Total expenses	$9,397,152
Fees paid indirectly	(3,890)
Reduction of expenses by investment adviser and distributor	(903,554)
Net expenses	$8,489,708
Net investment income (loss)	$26,920,034
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(30,169,908)
Affiliated issuers	(13,400)
Net realized gain (loss)	$(30,183,308)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(61,430,640)
Affiliated issuers	(517)
Net unrealized gain (loss)	$(61,431,157)
Net realized and unrealized gain (loss)	$(91,614,465)
Change in net assets from operations	$(64,694,431)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22
Change in net assets
From operations
Net investment income (loss)	$26,920,034	$47,868,145
Net realized gain (loss)	(30,183,308)	(9,270,794)
Net unrealized gain (loss)	(61,431,157)	(237,233,698)
Change in net assets from operations	$(64,694,431)	$(198,636,347)
Total distributions to shareholders	$(26,831,466)	$(48,060,657)
Change in net assets from fund share transactions	$(262,340,501)	$343,430,745
Total change in net assets	$(353,866,398)	$96,733,741
Net assets
At beginning of period	3,445,365,766	3,348,632,025
At end of period	$3,091,499,368	$3,445,365,766
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$7.86	$8.40	$8.06	$8.16	$7.99	$8.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.10	$0.14	$0.16	$0.18	$0.17
Net realized and unrealized gain (loss)	(0.23)	(0.54)	0.34	(0.09)	0.16	(0.12)
Total from investment operations	$(0.17)	$(0.44)	$0.48	$0.07	$0.34	$0.05
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.10)	$(0.14)	$(0.17)	$(0.17)	$(0.17)
Net asset value, end of period (x)	$7.63	$7.86	$8.40	$8.06	$8.16	$7.99
Total return (%) (r)(s)(t)(x)	(2.17)(n)	(5.24)	5.92	0.78	4.36	0.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72(a)	0.72	0.76	0.78	0.78	0.79
Expenses after expense reductions (f)	0.61(a)	0.61	0.65	0.66	0.67	0.69
Net investment income (loss)	1.53(a)	1.25	1.65	1.97	2.18	2.06
Portfolio turnover	20(n)	23	18	24	32	33
Net assets at end of period (000 omitted)	$1,275,654	$1,351,962	$1,382,963	$1,060,370	$817,277	$692,006
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$7.85	$8.39	$8.05	$8.15	$7.98	$8.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.04	$0.08	$0.10	$0.12	$0.11
Net realized and unrealized gain (loss)	(0.23)	(0.54)	0.33	(0.10)	0.16	(0.12)
Total from investment operations	$(0.20)	$(0.50)	$0.41	$0.00	$0.28	$(0.01)
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.04)	$(0.07)	$(0.10)	$(0.11)	$(0.11)
Net asset value, end of period (x)	$7.62	$7.85	$8.39	$8.05	$8.15	$7.98
Total return (%) (r)(s)(t)(x)	(2.55)(n)	(5.96)	5.15	0.03	3.59	(0.15)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47(a)	1.47	1.52	1.53	1.53	1.55
Expenses after expense reductions (f)	1.36(a)	1.36	1.40	1.42	1.42	1.44
Net investment income (loss)	0.78(a)	0.50	0.96	1.25	1.43	1.32
Portfolio turnover	20(n)	23	18	24	32	33
Net assets at end of period (000 omitted)	$154	$167	$188	$470	$902	$1,008

Class C	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$7.86	$8.41	$8.06	$8.16	$7.99	$8.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.03	$0.07	$0.09	$0.11	$0.10
Net realized and unrealized gain (loss)	(0.22)	(0.55)	0.35	(0.09)	0.17	(0.12)
Total from investment operations	$(0.19)	$(0.52)	$0.42	$0.00	$0.28	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.03)	$(0.07)	$(0.10)	$(0.11)	$(0.10)
Net asset value, end of period (x)	$7.64	$7.86	$8.41	$8.06	$8.16	$7.99
Total return (%) (r)(s)(t)(x)	(2.46)(n)	(6.16)	5.16	(0.07)	3.49	(0.25)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47(a)	1.47	1.51	1.53	1.53	1.55
Expenses after expense reductions (f)	1.46(a)	1.46	1.50	1.52	1.52	1.54
Net investment income (loss)	0.68(a)	0.40	0.84	1.14	1.33	1.22
Portfolio turnover	20(n)	23	18	24	32	33
Net assets at end of period (000 omitted)	$32,584	$39,268	$51,865	$78,365	$89,702	$105,269
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$7.85	$8.40	$8.05	$8.15	$7.98	$8.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.12	$0.15	$0.18	$0.19	$0.18
Net realized and unrealized gain (loss)	(0.22)	(0.55)	0.35	(0.10)	0.17	(0.12)
Total from investment operations	$(0.15)	$(0.43)	$0.50	$0.08	$0.36	$0.06
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.12)	$(0.15)	$(0.18)	$(0.19)	$(0.18)
Net asset value, end of period (x)	$7.63	$7.85	$8.40	$8.05	$8.15	$7.98
Total return (%) (r)(s)(t)(x)	(1.98)(n)	(5.22)	6.21	0.92	4.52	0.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47(a)	0.47	0.51	0.53	0.53	0.54
Expenses after expense reductions (f)	0.46(a)	0.46	0.50	0.52	0.52	0.54
Net investment income (loss)	1.68(a)	1.39	1.80	2.12	2.33	2.21
Portfolio turnover	20(n)	23	18	24	32	33
Net assets at end of period (000 omitted)	$1,181,032	$1,435,075	$1,413,405	$1,128,577	$957,507	$756,720

Class R6	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18(i)
Net asset value, beginning of period	$7.84	$8.39	$8.05	$8.15	$7.98	$8.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.12	$0.15	$0.18	$0.19	$0.12
Net realized and unrealized gain (loss)	(0.22)	(0.55)	0.34	(0.10)	0.17	(0.21)
Total from investment operations	$(0.15)	$(0.43)	$0.49	$0.08	$0.36	$(0.09)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.12)	$(0.15)	$(0.18)	$(0.19)	$(0.12)
Net asset value, end of period (x)	$7.62	$7.84	$8.39	$8.05	$8.15	$7.98
Total return (%) (r)(s)(t)(x)	(1.94)(n)	(5.16)	6.16	1.00	4.60	(1.06)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.39(a)	0.39	0.44	0.45	0.45	0.46(a)
Expenses after expense reductions (f)	0.37(a)	0.38	0.43	0.44	0.44	0.45(a)
Net investment income (loss)	1.76(a)	1.47	1.84	2.21	2.40	2.30(a)
Portfolio turnover	20(n)	23	18	24	32	33
Net assets at end of period (000 omitted)	$602,076	$618,894	$500,212	$249,695	$245,575	$280,725

See Notes to Financial Statements

Financial Highlights – continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(i)	For Class R6, the period is from the class inception, September 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Municipal Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the

Notes to Financial Statements (unaudited) - continued
particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Notes to Financial Statements (unaudited) - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$3,075,438,971	$—	$3,075,438,971
U.S. Corporate Bonds	—	10,520,977	—	10,520,977
Mutual Funds	32,612,824	—	—	32,612,824
Total	$32,612,824	$3,085,959,948	$—	$3,118,572,772
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be

Notes to Financial Statements (unaudited) - continued
settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2022, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended April 30, 2022, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 4/30/22
Ordinary income (including any short-term capital gains)	$504,606
Tax-exempt income	47,556,051
Total distributions	$48,060,657

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/22
Cost of investments	$3,295,415,129
Gross appreciation	1,470,016
Gross depreciation	(178,312,373)
Net unrealized appreciation (depreciation)	$(176,842,357)
As of 4/30/22
Undistributed ordinary income	1,078,774
Undistributed tax-exempt income	1,422,329
Capital loss carryforwards	(30,930,084)
Other temporary differences	(4,318,377)
Net unrealized appreciation (depreciation)	(115,321,269)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of April 30, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(26,617,263)
Long-Term	(4,312,821)
Total	$(30,930,084)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 10/31/22	Year ended 4/30/22
Class A	$10,221,287	$18,056,613
Class B	640	974
Class C	121,338	193,411
Class I	10,942,835	21,290,779
Class R6	5,545,366	8,518,880
Total	$26,831,466	$48,060,657

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee was computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.35%
In excess of $2.5 billion and up to $5 billion	0.30%
In excess of $5 billion	0.28%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2023. For the six months ended October 31, 2022, this management fee reduction amounted to $233,323, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2022 was equivalent to an annual effective rate of 0.32% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
		Classes
A	B	C	I	R6
0.69%	1.44%	1.54%	0.54%	0.46%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2023. The fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $18,901 for the six months ended October 31, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$ 1,675,361
Class B	0.75%	0.25%	1.00%	0.90%	828
Class C	0.75%	0.25%	1.00%	1.00%	180,045
Total Distribution and Service Fees					$1,856,234
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2022 based on each class's average daily net assets. 0.10% of the Class A and Class B service fee is currently being waived under a written waiver agreement. For the six months October 31, 2022, this waiver amounted to $670,139 and $83, for Class A and Class B, respectively, and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2023. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended October 31, 2022, this rebate amounted to $9 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2022, were as follows:
Amount
Class A	$158,790
Class B	204
Class C	2,060
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2022, the fee was $33,280, which equated to 0.0020% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,107,747.

Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2022 was equivalent to an annual effective rate of 0.0168% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On June 18, 2021, MFS redeemed 6,612 shares of Class R6 for an aggregate amount of $55,538.
On August 3, 2022, MFS redeemed 15 shares of Class R6 for an aggregate amount of $120.
(4) Portfolio Securities
For the six months ended October 31, 2022, purchases and sales of investments, other than short-term obligations, aggregated $627,799,414 and $759,752,863, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 10/31/22		Year ended 4/30/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	36,698,518	$287,395,263	53,787,239	$445,866,921
Class B	216	1,688	9,097	76,501
Class C	417,645	3,252,854	807,436	6,745,174
Class I	54,610,322	427,065,404	103,404,480	851,438,832
Class R6	28,581,053	223,422,075	36,782,197	302,888,261
	120,307,754	$941,137,284	194,790,449	$1,607,015,689

Notes to Financial Statements (unaudited) - continued
	Six months ended 10/31/22		Year ended 4/30/22
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,214,909	$9,493,104	2,036,197	$16,844,940
Class B	82	640	116	961
Class C	13,152	102,671	20,198	167,238
Class I	1,090,714	8,515,212	1,964,514	16,220,701
Class R6	694,126	5,411,099	1,025,280	8,456,789
	3,012,983	$23,522,726	5,046,305	$41,690,629
Shares reacquired
Class A	(42,934,768)	$(336,253,377)	(48,261,943)	$(396,693,359)
Class B	(1,456)	(11,393)	(10,316)	(86,545)
Class C	(1,161,452)	(9,077,124)	(1,999,108)	(16,547,668)
Class I	(83,717,944)	(653,802,776)	(90,829,385)	(740,962,904)
Class R6	(29,198,952)	(227,855,841)	(18,508,512)	(150,985,097)
	(157,014,572)	$(1,227,000,511)	(159,609,264)	$(1,305,275,573)
Net change
Class A	(5,021,341)	$(39,365,010)	7,561,493	$66,018,502
Class B	(1,158)	(9,065)	(1,103)	(9,083)
Class C	(730,655)	(5,721,599)	(1,171,474)	(9,635,256)
Class I	(28,016,908)	(218,222,160)	14,539,609	126,696,629
Class R6	76,227	977,333	19,298,965	160,359,953
	(33,693,835)	$(262,340,501)	40,227,490	$343,430,745
Effective May 1, 2006, purchases of the fund's Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an

Notes to Financial Statements (unaudited) - continued
agreed upon spread. For the six months ended October 31, 2022, the fund’s commitment fee and interest expense were $7,833 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$50,123,210	$542,098,817	$559,595,286	$(13,400)	$(517)	$32,612,824

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$396,716	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.

Board Review of Investment Advisory Agreement
MFS Municipal Limited Maturity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July 2022 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2021 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2021 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each higher than the Broadridge expense group median.

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $2.5 billion and $5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services

Board Review of Investment Advisory Agreement - continued
MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2022.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
October 31, 2022
MFS®  Total Return
Bond Fund
RBF-SEM

MFS® Total Return
Bond Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, and evolving geopolitical tensions. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The U.S. Federal Reserve has made it clear that rates must move higher and tighter policy must be sustained to restore price stability and that this will likely bring some pain to households and businesses. Against that backdrop, richly valued, interest rate–sensitive growth equities have been hit particularly hard by rising interest rates. Volatility in fixed income and currency markets has picked up, with fiscal policy missteps in the United Kingdom leading to a crisis of market confidence that ultimately resulted in the ouster of Prime Minister Liz Truss. That episode could forewarn other governments to avoid policy overreach.
There are, however, encouraging signs for the markets. China has modestly relaxed its zero-COVID policy, and cases globally, while numerous, appear to be causing fewer serious illnesses. Meanwhile, unemployment is low and global supply chain bottlenecks are easing, though lingering coronavirus restrictions in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our unique global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team is guided by a commitment to long-term fundamental investing. Our global investment platform — combining collective expertise, long-term discipline, and thoughtful risk management — seeks to uncover what we believe are the best, most durable investment ideas in markets around the world, enabling us to potentially create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
December 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
U.S. Treasury Securities	32.9%
Investment Grade Corporates	28.9%
Mortgage-Backed Securities	21.9%
Collateralized Loan Obligations	10.0%
Commercial Mortgage-Backed Securities	7.3%
High Yield Corporates	6.7%
Municipal Bonds	1.9%
Emerging Markets Bonds	1.2%
Asset-Backed Securities	0.4%
U.S. Government Agencies	0.3%
Non-U.S. Government Bonds	0.1%
Residential Mortgage-Backed Securities (o)	0.0%
Composition including fixed income credit quality (a)(i)
AAA	6.7%
AA	5.5%
A	13.3%
BBB	23.1%
BB	6.5%
B	1.2%
CCC	0.2%
CC (o)	0.0%
C (o)	0.0%
U.S. Government	19.2%
Federal Agencies	22.2%
Not Rated	13.7%
Cash & Cash Equivalents	2.1%
Other (q)	(13.7)%
Portfolio facts
Average Duration (d)	5.8
Average Effective Maturity (m)	7.7 yrs.

2

Portfolio Composition - continued
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(q)	For purposes of this presentation, Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2022.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
May 1, 2022 through October 31, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2022 through October 31, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/22	Ending Account Value 10/31/22	Expenses Paid During Period (p) 5/01/22-10/31/22
A	Actual	0.60%	$1,000.00	$922.42	$2.91
	Hypothetical (h)	0.60%	$1,000.00	$1,022.18	$3.06
B	Actual	1.35%	$1,000.00	$919.10	$6.53
	Hypothetical (h)	1.35%	$1,000.00	$1,018.40	$6.87
C	Actual	1.45%	$1,000.00	$917.62	$7.01
	Hypothetical (h)	1.45%	$1,000.00	$1,017.90	$7.38
I	Actual	0.45%	$1,000.00	$923.12	$2.18
	Hypothetical (h)	0.45%	$1,000.00	$1,022.94	$2.29
R1	Actual	1.45%	$1,000.00	$917.62	$7.01
	Hypothetical (h)	1.45%	$1,000.00	$1,017.90	$7.38
R2	Actual	0.95%	$1,000.00	$920.79	$4.60
	Hypothetical (h)	0.95%	$1,000.00	$1,020.42	$4.84
R3	Actual	0.70%	$1,000.00	$921.96	$3.39
	Hypothetical (h)	0.70%	$1,000.00	$1,021.68	$3.57
R4	Actual	0.45%	$1,000.00	$923.13	$2.18
	Hypothetical (h)	0.45%	$1,000.00	$1,022.94	$2.29
R6	Actual	0.35%	$1,000.00	$923.61	$1.70
	Hypothetical (h)	0.35%	$1,000.00	$1,023.44	$1.79
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
5

Portfolio of Investments
10/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.3%
Aerospace & Defense – 0.9%
Boeing Co., 2.196%, 2/04/2026	$26,637,000	$23,538,980
Boeing Co., 5.15%, 5/01/2030	7,084,000	6,545,504
Boeing Co., 5.705%, 5/01/2040	6,632,000	5,753,456
Boeing Co., 5.805%, 5/01/2050	6,457,000	5,553,391
TransDigm, Inc., 4.625%, 1/15/2029	20,143,000	17,152,369
		$58,543,700
Asset-Backed & Securitized – 17.7%
ACREC 2021-FL1 Ltd., “C”, FLR, 5.593% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)	$10,841,500	$10,146,237
ACREC 2021-FL1 Ltd., “D”, FLR, 6.093% (LIBOR - 1mo. + 2.65%), 10/16/2036 (n)	13,074,500	12,005,909
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 6.062% (LIBOR - 1mo. + 2.65%), 1/15/2037 (n)	13,618,500	12,789,426
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 5.877% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	14,107,464	13,658,367
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 4.94% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)	4,019,500	3,936,047
Arbor Realty Trust, Inc., CLO, 2019-FL2, “B”, FLR, 5.24% (LIBOR - 1mo. + 1.75%), 9/15/2034 (n)	3,215,500	3,064,233
Arbor Realty Trust, Inc., CLO, 2020-FL1, “B”, FLR, 5.29% (LIBOR - 1mo. + 1.8%), 2/15/2035 (n)	4,500,000	4,400,316
Arbor Realty Trust, Inc., CLO, 2020-FL1, “C”, FLR, 5.54% (LIBOR - 1mo. + 2.05%), 2/15/2035 (n)	15,774,500	15,166,235
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 5.412% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	4,863,500	4,559,847
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 6.362% (LIBOR - 1mo. + 2.95%), 12/15/2035 (n)	3,420,500	3,155,050
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 5.012% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)	4,735,000	4,415,766
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 5.262% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	9,870,000	9,154,928
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 5.612% (LIBOR - 1mo. + 2.2%), 8/15/2034 (n)	4,110,000	3,807,385
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 5.712% (LIBOR - 1mo. + 2.3%), 11/15/2036 (n)	14,892,500	13,908,325
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 5.791% (SOFR - 30 day + 3%), 1/15/2037 (n)	40,620,500	38,275,792
AREIT 2019-CRE3 Trust, “A”, FLR, 4.76% (LIBOR - 1mo. + 1.02%), 9/14/2036 (n)	561,434	554,374
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
AREIT 2019-CRE3 Trust, “B”, FLR, 5.04% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	$7,734,500	$7,579,941
AREIT 2019-CRE3 Trust, “C”, FLR, 5.39% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	6,751,000	6,629,874
AREIT 2019-CRE3 Trust, “D”, FLR, 6.14% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	6,243,500	5,787,831
AREIT 2022-CRE6 Trust, “B”, FLR, 4.744% (SOFR - 30 day + 1.85%), 1/16/2037 (n)	4,924,000	4,499,177
AREIT 2022-CRE6 Trust, “C”, FLR, 5.043% (SOFR - 30 day + 2.15%), 1/16/2037 (n)	10,134,500	9,378,598
AREIT 2022-CRE6 Trust, “D”, FLR, 5.743% (SOFR - 30 day + 2.85%), 12/17/2024 (n)	4,313,500	3,966,229
Atrium XII Corp., 2012-A, “B1R”, FLR, 5.675% (LIBOR - 3mo. + 1.35%), 4/22/2027 (n)	15,670,000	15,167,103
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 5.493% (LIBOR - 3mo. + 1.25%), 1/20/2028 (n)	23,804,982	23,068,441
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(z)	1,809,617	181
Bayview Commercial Asset Trust, FLR, 4.051% (LIBOR - 1mo. + 0.31%), 8/25/2035 (n)	108,712	98,839
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.232% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	575,454	690,740
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	9,055,000	7,683,990
BDS 2019-FL4 Ltd., “A”, FLR, 4.512% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	1,123,307	1,118,646
BDS 2019-FL4 Ltd., “C”, FLR, 5.412% (LIBOR - 1mo. + 2%), 8/15/2036 (n)	10,946,500	10,647,870
BDS 2021-FL7 Ltd., “B”, FLR, 4.943% (LIBOR - 1mo. + 1.5%), 6/16/2036 (n)	5,159,500	4,805,698
BSPRT 2019-FL5 Issuer Ltd., “C”, FLR, 5.412% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	9,385,000	9,139,976
BSPRT 2021-FL6 Issuer Ltd., “B”, FLR, 5.012% (LIBOR - 1mo. + 1.6%), 3/15/2036 (n)	15,128,000	13,836,871
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 5.462% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	5,310,500	4,892,744
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 5.712% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)	3,651,000	3,347,416
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 6.162% (LIBOR - 1mo. + 2.75%), 12/15/2038 (n)	4,152,500	3,819,054
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	4,650,709	4,242,222
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	1,975,948	1,598,386
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BXMT 2020-FL2 Ltd., “B”, FLR, 4.89% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	$6,104,500	$5,716,925
BXMT 2021-FL4 Ltd., “AS”, FLR, 4.712% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	17,470,500	16,613,277
BXMT 2021-FL4 Ltd., “B”, FLR, 4.962% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)	38,262,000	35,779,083
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	20,960,656	17,076,280
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	8,134,945	7,556,193
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 3.105%, 1/25/2037 (d)(q)	1,147,900	386,038
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 3.25%, 3/25/2037 (d)(q)	1,205,706	459,926
CHCP 2021-FL1 Ltd., “B”, FLR, 5.18% (LIBOR - 1mo. + 1.65%), 2/15/2038 (n)	6,412,000	6,133,187
CHCP 2021-FL1 Ltd., “C”, FLR, 5.63% (LIBOR - 1mo. + 2.1%), 2/15/2038 (n)	5,168,000	4,907,355
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	4,461,971	4,278,228
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	11,154,926	10,552,287
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	5,948,000	5,482,581
CLNC 2019-FL1 Ltd., “B”, FLR, 5.482% (LIBOR - 1mo. + 1.9%), 8/20/2035 (n)	6,270,000	6,017,250
CLNC 2019-FL1 Ltd., “C”, FLR, 5.982% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	10,190,000	9,672,835
Columbia Cent CLO 28 Ltd., “A-2-R”, 6.232%, 11/07/2030 (n)	28,014,809	26,504,783
Columbia Cent CLO 28 Ltd., “B-R”, 6.682%, 11/07/2030 (n)	17,835,205	16,364,425
Commercial Mortgage Pass-Through Certificates, 2014-LC19 “A4”, 3.183%, 2/10/2048	9,743,000	9,200,965
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	9,577,577	9,081,841
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,963,398	9,425,784
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	4,781,393	4,555,042
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	26,790,000	24,355,266
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	2,159,000	1,905,753
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	3,687,246	3,493,270
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Cutwater 2014-1A Ltd., “BR”, FLR, 6.479% (LIBOR - 3mo. + 2.4%), 7/15/2026 (n)	$1,983,154	$1,960,642
Cutwater 2015-1A Ltd., “BR”, FLR, 5.879% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	27,695,000	26,875,173
Dryden Senior Loan Fund, 2014-36A, “BR3”, CLO, FLR, 5.529% (LIBOR - 3mo. + 1.45%), 4/15/2029 (n)	14,975,000	14,349,958
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 6.244% (LIBOR - 3mo. + 2.05%), 7/18/2030 (n)	16,500,000	15,358,976
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	890,104	889,157
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	102,011	100,583
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	11,461,699	10,787,543
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 5.894% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)	15,920,000	14,787,372
IMPAC CMB Trust, FLR, 4.326% (LIBOR - 1mo. + 0.74%), 11/25/2034	17,524	17,061
IMPAC CMB Trust, FLR, 4.506% (LIBOR - 1mo. + 0.92%), 11/25/2034	8,762	8,590
IMPAC Secured Assets Corp., FLR, 4.286% (LIBOR - 1mo. + 0.35%), 5/25/2036	34,470	29,293
JPMBB Commercial Mortgage Securities Trust, 2014-C26, “A4”, 3.494%, 1/15/2048	13,025,174	12,373,317
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	23,872,958	22,413,974
JPMDB Commercial Mortgage Securities Trust, 2017-C7, 3.409%, 10/15/2050	11,500,000	10,339,199
JPMorgan Chase Commercial Mortgage Securities Corp., 5.643%, 7/15/2042 (n)	413,104	337,238
LCCM 2021-FL2 Trust, “C”, FLR, 5.562% (LIBOR - 1mo. + 2.15%), 12/13/2038 (n)	8,225,000	7,853,822
LoanCore 2018-CRE1 Ltd., “AS”, FLR, 4.912% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	19,768,108	19,577,346
LoanCore 2018-CRE1 Ltd., “C”, FLR, 5.962% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	5,705,000	5,667,164
LoanCore 2018-CRE1 Ltd., “C”, FLR, 5.362% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	5,553,900	5,422,856
LoanCore 2018-CRE3 Ltd., “B”, FLR, 5.012% (LIBOR - 1mo. + 1.6%), 4/15/2034 (n)	5,351,850	5,277,855
LoanCore 2019-CRE2 Ltd., “D”, FLR, 5.862% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	3,164,500	3,111,916
LoanCore 2019-CRE3 Ltd., “AS”, FLR, 4.782% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	3,796,830	3,769,724
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 5.162% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	$23,249,000	$21,529,948
LoanCore 2021-CRE5 Ltd., “B”, FLR, 5.412% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	8,432,000	7,780,487
LoanCore 2021-CRE6 Ltd., “B”, FLR, 5.312% (LIBOR - 1mo. + 1.9%), 11/15/2038 (n)	42,852,000	39,845,847
Madison Park Funding Ltd., 2017- 23A, “CR”, FLR, 6.358% (LIBOR - 3mo. + 2%), 7/27/2031 (n)	24,271,403	22,664,757
Merrill Lynch Mortgage Investors, Inc., 4.166%, 2/25/2037 (a)(d)	1,810,362	246,574
MF1 2020-FL4 Ltd., “AS”, FLR, 5.59% (LIBOR - 1mo. + 2.1%), 11/15/2035 (n)	10,615,000	10,170,843
MF1 2021-FL5 Ltd., “C”, FLR, 5.19% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	10,670,500	9,898,713
MF1 2022-FL8 Ltd., “C”, FLR, 5.094% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	10,626,099	9,975,824
MF1 2022-FL8 Ltd., “D”, FLR, 5.544% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	6,141,972	5,633,253
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 6.065% (LIBOR - 3mo. + 1.65%), 1/29/2030 (n)	31,520,702	30,043,736
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048	8,114,737	7,607,615
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 5.929% (LIBOR - 3mo. + 1.85%), 10/15/2029 (n)	5,663,303	5,240,135
Neuberger Berman CLO Ltd., 2016-21A, “CR2”, 6.293%, 4/20/2034 (n)	9,973,559	9,129,776
Neuberger Berman CLO Ltd., 2017-16SA, “BR”, FLR, 5.479% (LIBOR - 3mo. + 1.4%), 4/15/2034 (n)	20,000,000	18,753,120
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 6.075% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	16,780,750	15,702,771
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 6.675% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	22,979,914	20,882,422
Ownit Mortgage Loan Asset-Backed Certificates, 3.107%, 10/25/2035	489,363	277,076
Palmer Square Loan Funding 2020-1A Ltd., “A2”, FLR, 4.334% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	13,300,000	12,926,855
Palmer Square Loan Funding 2020-1A Ltd., “B”, FLR, 4.884% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	11,690,351	11,287,046
Parallel 2015-1A Ltd., “C1R”, FLR, 5.993% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	3,700,000	3,611,263
Parallel 2015-1A Ltd., “C2R”, FLR, 5.993% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	3,990,000	3,858,533
PFP III 2021-7 Ltd., “B”, FLR, 4.812% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	3,866,807	3,549,056
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
PFP III 2021-7 Ltd., “C”, FLR, 5.062% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	$6,776,662	$6,259,474
Preferred Term Securities XIX Ltd., CDO, FLR, 3.643% (LIBOR - 3mo. + 0.35%), 12/22/2035 (n)	2,264,360	2,026,829
Race Point CLO Ltd., 2013-8A, “AR-2”, FLR, 4.024% (LIBOR - 3mo. + 1.04%), 2/20/2030 (n)	12,674,904	12,411,468
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 5.786% (LIBOR - 1mo. + 2.2%), 11/25/2036 (z)	5,795,000	5,369,827
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 6.536% (LIBOR - 1mo. + 2.95%), 11/25/2036 (z)	6,825,000	6,403,352
Regatta II Funding L.P., 2013-2A, “BR3”, FLR, 4.512% (LIBOR - 3mo. + 2%), 1/15/2029 (n)	17,000,000	15,884,817
Residential Funding Mortgage Securities, Inc., FGIC, 4.345%, 12/25/2035	137,728	137,169
Santander Retail Auto Lease Trust, 2020-A, “C”, 2.08%, 3/20/2024 (n)	8,132,000	8,050,731
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	1,202,639	1,193,234
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	1,434,103	1,423,823
Shackleton 2015-8A CLO Ltd., “CR”, FLR, 5.893% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	2,000,000	1,909,376
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 5.543% (LIBOR - 1mo. + 2.1%), 4/18/2038 (n)	11,255,500	10,559,029
Starwood Commercial Mortgage, 2022-FL3, “B”, FLR, 4.741% (SOFR - 30 day + 1.95%), 11/15/2038 (n)	6,082,500	5,758,890
Starwood Commercial Mortgage, 2022-FL3, “C”, FLR, 4.991% (SOFR - 30 day + 2.2%), 11/15/2038 (n)	11,508,500	10,837,757
Thornburg Mortgage Securities Trust, FLR, 4.266% (LIBOR - 1mo. + 0.68%), 4/25/2043	605	601
TICP CLO 2018-IA Ltd., “A2”, FLR, 5.827% (LIBOR - 3mo. + 1.5%), 4/26/2028 (n)	16,262,022	15,861,471
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	33,000,000	30,005,078
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	18,388,578	16,780,493
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 5.529% (LIBOR - 3mo. + 1.45%), 10/15/2030 (n)	8,202,288	7,680,639
Voya CLO 2012-4A Ltd., “BR3”, FLR, 6.029% (LIBOR - 3mo. + 1.95%), 10/15/2030 (n)	3,474,736	3,158,056
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 7.379% (LIBOR - 3mo. + 3.3%), 10/15/2030 (n)	4,942,894	4,318,834
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	$15,451,790	$14,631,978
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	7,740,000	7,088,335
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	25,027,917	23,049,603
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	13,470,000	12,105,279
		$1,205,347,190
Automotive – 0.2%
Stellantis N.V., 2.691%, 9/15/2031 (n)	$14,723,000	$10,487,329
Volkswagen Group of America Finance LLC, 3.2%, 9/26/2026 (n)	1,522,000	1,378,195
Volkswagen Group of America Finance LLC, 3.75%, 5/13/2030 (n)	5,056,000	4,276,390
		$16,141,914
Broadcasting – 1.1%
Discovery, Inc., 4.65%, 5/15/2050	$11,068,000	$7,258,787
Magallanes, Inc., 5.05%, 3/15/2042 (n)	24,492,000	17,918,227
Magallanes, Inc., 5.141%, 3/15/2052 (n)	21,194,000	14,798,041
Magallanes, Inc., 5.391%, 3/15/2062 (n)	8,483,000	5,917,274
Prosus N.V., 3.68%, 1/21/2030 (n)	17,751,000	13,063,431
WMG Acquisition Corp., 3%, 2/15/2031 (n)	20,043,000	15,641,357
		$74,597,117
Brokerage & Asset Managers – 1.2%
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	$26,796,000	$23,781,450
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	2,539,000	2,032,825
LPL Holdings, Inc., 4%, 3/15/2029 (n)	21,696,000	18,936,052
Morgan Stanley Domestic Holdings, Inc., 3.8%, 8/24/2027	18,580,000	17,016,362
Morgan Stanley Domestic Holdings, Inc., 4.5%, 6/20/2028	8,585,000	8,014,540
Raymond James Financial, Inc., 4.95%, 7/15/2046	14,019,000	11,869,224
		$81,650,453
Building – 0.6%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$5,230,000	$4,614,900
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	17,370,000	14,044,513
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	15,475,000	11,578,395
Vulcan Materials Co., 3.5%, 6/01/2030	9,570,000	8,133,876
		$38,371,684
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – 0.9%
Equinix, Inc., 1.8%, 7/15/2027	$9,219,000	$7,671,449
Equinix, Inc., 2.15%, 7/15/2030	21,402,000	16,292,259
Fiserv, Inc., 3.5%, 7/01/2029	17,324,000	15,030,638
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	27,150,000	21,991,364
		$60,985,710
Cable TV – 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$17,665,000	$14,336,207
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	10,635,000	10,324,700
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	6,428,000	5,871,107
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	35,959,000	27,037,517
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	17,470,000	13,744,872
CSC Holdings LLC, 4.5%, 11/15/2031 (n)	16,620,000	12,926,621
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	8,250,000	7,608,975
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	15,640,000	12,798,035
Time Warner Cable, Inc., 4.5%, 9/15/2042	9,503,000	6,488,897
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	4,955,848
		$116,092,779
Chemicals – 0.2%
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	$19,805,000	$16,277,234
Computer Software – 0.4%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$26,757,000	$25,049,495
Computer Software - Systems – 0.2%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$11,982,000	$11,140,758
Conglomerates – 0.7%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$9,016,000	$7,889,000
Carrier Global Corp., 3.577%, 4/05/2050	27,527,000	18,465,439
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	21,336,000	19,846,404
		$46,200,843
Consumer Products – 0.3%
GSK Consumer Healthcare Capital US LLC, 3.375%, 3/24/2029	$6,859,000	$5,981,803
GSK Consumer Healthcare Capital US LLC, 3.625%, 3/24/2032	15,416,000	12,987,656
		$18,969,459
13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.4%
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	$12,640,000	$9,634,966
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	5,237,000	4,156,492
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	15,190,000	9,874,847
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	5,237,000	2,956,994
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	17,518,127	4,078,103
		$30,701,402
Containers – 0.1%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	$8,718,000	$8,344,085
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$21,913,000	$16,654,925
Electronics – 0.7%
Broadcom, Inc., 4.15%, 11/15/2030	$8,877,000	$7,634,859
Broadcom, Inc., 3.469%, 4/15/2034 (n)	14,353,000	10,743,318
Broadcom, Inc., 3.137%, 11/15/2035 (n)	12,875,000	8,931,052
Broadcom, Inc., 3.187%, 11/15/2036 (n)	12,521,000	8,540,119
Broadcom, Inc., 4.926%, 5/15/2037 (n)	12,031,000	9,919,688
		$45,769,036
Emerging Market Quasi-Sovereign – 0.1%
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	$5,243,000	$3,916,487
Energy - Independent – 0.7%
Energean Israel Finance Ltd., 4.875%, 3/30/2026	$16,253,000	$14,587,067
EQT Corp., 5%, 1/15/2029	5,901,000	5,481,797
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)	9,070,000	8,457,775
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)	11,033,000	9,830,624
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	13,596,000	9,265,674
		$47,622,937
Energy - Integrated – 0.4%
Eni S.p.A., 4%, 9/12/2023 (n)	$13,354,000	$13,110,273
Eni S.p.A., 4.25%, 5/09/2029 (n)	13,598,000	12,189,410
		$25,299,683
14

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.5%, 9/15/2023	$18,880,000	$18,541,083
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	12,700,000	12,501,701
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	10,175,000	8,220,084
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	12,067,000	9,056,903
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)	15,117,000	14,631,200
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	12,497,000	11,699,889
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	12,112,000	9,930,411
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	7,451,000	6,513,166
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	7,098,000	5,798,848
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	5,071,000	3,870,988
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	10,959,000	8,377,239
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)	14,582,455	11,570,486
		$120,711,998
Food & Beverages – 0.6%
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039	$7,779,000	$7,308,112
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	20,690,000	18,860,144
PT Indofood CBP Sukses Makmur Tbk, 3.541%, 4/27/2032	22,400,000	16,273,948
		$42,442,204
Gaming & Lodging – 0.3%
Marriott International, Inc., 3.5%, 10/15/2032	$12,991,000	$10,375,763
Marriott International, Inc., 2.75%, 10/15/2033	18,167,000	13,189,744
		$23,565,507
Insurance – 0.3%
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	$15,987,000	$13,361,965
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)	1,846,000	1,383,798
Corebridge Financial, Inc., 4.4%, 4/05/2052 (n)	5,568,000	4,065,857
		$18,811,620
Insurance - Property & Casualty – 1.4%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$13,217,000	$12,526,417
Ambac Assurance Corp., 5.1%, 6/07/2060 (z)	13,854	19,326
American International Group, Inc., 3.9%, 4/01/2026	3,649,000	3,476,579
Aon Corp., 3.75%, 5/02/2029	23,260,000	20,711,133
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	2,778,000	2,148,171
Brown & Brown, Inc., 4.2%, 3/17/2032	15,616,000	13,103,138
Brown & Brown, Inc., 4.95%, 3/17/2052	18,116,000	13,766,363
15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	$15,409,000	$14,171,208
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	7,257,000	5,687,071
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	11,271,000	7,248,266
		$92,857,672
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 4.875%, 9/21/2038 (n)	$6,911,000	$5,278,730
Machinery & Tools – 0.0%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$3,387,000	$3,329,006
Major Banks – 7.1%
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	$7,070,000	$6,241,107
Bank of America Corp., 3.97% to 3/05/2028, FLR (LIBOR - 3mo. + 1.07%) to 3/05/2029	8,931,000	8,031,955
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	39,891,000	31,341,097
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR + 1.21%) to 10/20/2032	45,881,000	34,614,516
Bank of America Corp., 6.5% to 10/23/2024, FLR (LIBOR - 3mo. + 4.174%) to 10/23/2049	4,140,000	4,108,950
Bank of America Corp., 6.1% to 3/17/2025, FLR (LIBOR - 3mo. + 3.898%) to 12/29/2049	15,392,000	14,853,280
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2059	13,771,000	11,853,388
Barclays PLC, 4.375%, 1/12/2026	4,820,000	4,474,687
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	7,802,000	6,910,260
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	16,966,000	12,012,879
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	23,182,000	18,503,943
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	15,968,000	12,698,944
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	26,935,000	20,391,815
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	25,500,000	17,740,101
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	10,111,000	7,890,321
JPMorgan Chase & Co., 3.509%, 1/23/2029	18,395,000	16,237,070
JPMorgan Chase & Co., 4.005%, 4/23/2029	28,117,000	25,343,411
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR (LIBOR - 3mo. + 1.26%) to 7/23/2029	9,246,000	8,366,285
16

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
JPMorgan Chase & Co., 2.739% to 10/15/2029, FLR (SOFR - 1 day + 1.51%) to 10/15/2030	$16,953,000	$13,677,321
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	7,484,000	5,887,913
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	29,061,000	21,931,013
Lloyds Bank PLC, 3.75%, 1/11/2027	3,975,000	3,567,355
Mitsubishi UFJ Financial Group, Inc., 2.048%, 7/17/2030	31,223,000	23,286,471
Morgan Stanley, 3.125%, 7/27/2026	12,844,000	11,721,223
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	7,037,000	5,634,867
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	19,284,000	14,518,711
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	38,002,000	28,509,259
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	6,036,000	5,650,022
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	30,010,000	20,846,446
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	6,610,000	6,258,165
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	10,491,000	9,330,322
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031	45,462,000	36,228,858
Westpac Banking Corp., 2.894% to 2/4/2025, FLR (CMT - 5yr. + 1.35%) to 2/04/2030	18,137,000	16,558,257
		$485,220,212
Medical & Health Technology & Services – 1.7%
Alcon, Inc., 2.75%, 9/23/2026 (n)	$4,432,000	$3,941,361
Alcon, Inc., 3%, 9/23/2029 (n)	11,067,000	9,220,334
Alcon, Inc., 2.6%, 5/27/2030 (n)	4,431,000	3,563,684
CommonSpirit Health, 2.95%, 11/01/2022	9,078,000	9,078,000
DaVita, Inc., 4.625%, 6/01/2030 (n)	15,220,000	11,865,893
HCA Healthcare, Inc., 4.375%, 3/15/2042 (n)	14,385,000	10,808,081
HCA Healthcare, Inc., 4.625%, 3/15/2052 (n)	9,681,000	7,130,363
HCA, Inc., 5.25%, 6/15/2026	6,743,000	6,534,841
HCA, Inc., 4.125%, 6/15/2029	14,251,000	12,575,204
Northwell Healthcare, Inc., 3.979%, 11/01/2046	3,110,000	2,212,380
Northwell Healthcare, Inc., 4.26%, 11/01/2047	9,132,000	6,737,959
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	23,983,000	15,847,487
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	9,026,000	8,048,317
Tower Health, 4.451%, 2/01/2050	22,087,000	11,374,805
		$118,938,709
17

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 1.1%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$10,712,000	$8,684,848
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	16,098,000	13,808,098
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	12,521,000	9,624,081
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	20,205,000	15,034,726
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	5,720,000	5,659,018
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	17,296,000	13,388,935
Novelis Corp., 3.25%, 11/15/2026 (n)	3,169,000	2,773,625
Novelis Corp., 3.875%, 8/15/2031 (n)	11,091,000	8,592,309
		$77,565,640
Midstream – 2.0%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$16,500,000	$12,243,522
Cheniere Energy Partners LP, 4.5%, 10/01/2029	13,412,000	11,842,125
Enbridge, Inc., 4.25%, 12/01/2026	9,961,000	9,427,278
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	7,347,000	7,985,675
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,112,000	5,648,293
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	7,661,000	6,407,960
MPLX LP, 4.95%, 3/14/2052	32,980,000	25,495,497
ONEOK, Inc., 5.2%, 7/15/2048	13,639,000	10,600,460
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	33,187,000	27,654,239
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	5,255,000	4,791,701
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	5,465,000	4,984,560
Targa Resources Corp., 4.2%, 2/01/2033	4,099,000	3,421,886
Targa Resources Corp., 4.95%, 4/15/2052	6,758,000	5,070,782
		$135,573,978
Mortgage-Backed – 21.9%
Fannie Mae, 2.41%, 5/01/2023	$2,225,701	$2,191,253
Fannie Mae, 5%, 3/01/2024 - 3/01/2042	4,979,322	4,977,670
Fannie Mae, 5.25%, 8/01/2024	791,333	788,827
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	23,049,378	22,250,455
Fannie Mae, 2.64%, 12/25/2026	8,415,229	7,703,638
Fannie Mae, 3.95%, 1/01/2027	591,433	573,091
Fannie Mae, 3.5%, 1/01/2028 - 12/01/2047	31,932,879	28,948,533
Fannie Mae, 3%, 11/01/2028 - 11/01/2048	29,606,809	26,009,327
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	2,776,336	2,343,255
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	50,242	51,801
Fannie Mae, 3%, 2/25/2033 (i)	1,343,108	124,502
Fannie Mae, 5.5%, 3/01/2033 - 12/01/2038	4,718,343	4,819,411
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	2,034,858	2,090,333
Fannie Mae, 3.25%, 5/25/2040	415,770	381,603
Fannie Mae, 4%, 9/01/2040 - 12/01/2048	39,369,326	36,888,778
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	850,392	769,366
18

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 4%, 7/25/2046 (i)	$1,381,224	$265,746
Fannie Mae, UMBS, 2%, 10/01/2036 - 9/01/2052	152,031,520	125,057,690
Fannie Mae, UMBS, 2.5%, 5/01/2037 - 11/01/2052	232,558,799	192,457,809
Fannie Mae, UMBS, 1.5%, 9/01/2041 - 2/01/2042	1,069,824	846,819
Fannie Mae, UMBS, 5.5%, 5/01/2044	1,964,938	2,014,841
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 7/01/2052	6,662,947	5,922,733
Fannie Mae, UMBS, 3%, 6/01/2051 - 10/01/2052	56,492,518	48,237,862
Fannie Mae, UMBS, 5%, 9/01/2052	21,756,638	20,998,337
Freddie Mac, 3.32%, 2/25/2023	4,403,025	4,381,556
Freddie Mac, 3.25%, 4/25/2023 - 11/25/2061	10,615,835	10,093,809
Freddie Mac, 3.06%, 7/25/2023	1,328,995	1,311,286
Freddie Mac, 3.531%, 7/25/2023	2,815,567	2,783,109
Freddie Mac, 3.458%, 8/25/2023	8,785,395	8,677,090
Freddie Mac, 2.67%, 12/25/2024	4,982,063	4,759,230
Freddie Mac, 2.811%, 1/25/2025	6,443,164	6,162,094
Freddie Mac, 3.329%, 5/25/2025	8,738,328	8,417,269
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	4,653,919	4,378,609
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	5,661,169	5,483,300
Freddie Mac, 3.3%, 10/25/2026	4,957,000	4,679,449
Freddie Mac, 3.117%, 6/25/2027	17,177,017	16,000,087
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	28,152,788	24,815,801
Freddie Mac, 4.06%, 10/25/2028	5,001,000	4,777,790
Freddie Mac, 1.091%, 7/25/2029 (i)	12,679,604	732,430
Freddie Mac, 1.144%, 8/25/2029 (i)	22,332,761	1,348,964
Freddie Mac, 1.868%, 4/25/2030 (i)	6,415,004	705,704
Freddie Mac, 5.5%, 8/01/2033 - 1/01/2038	1,095,348	1,117,263
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	620,783	629,827
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	2,326,169	2,327,774
Freddie Mac, 5.5%, 2/15/2036 (i)	259,883	43,791
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	20,607,407	18,739,648
Freddie Mac, 4.5%, 12/15/2040 (i)	205,343	18,674
Freddie Mac, 4%, 8/15/2044 (i)	282,848	36,233
Freddie Mac, UMBS, 3%, 11/01/2034 - 4/01/2052	35,089,468	30,116,661
Freddie Mac, UMBS, 2%, 4/01/2037 - 8/01/2052	283,040,650	227,177,345
Freddie Mac, UMBS, 2.5%, 4/01/2037 - 11/01/2052	85,776,495	71,741,676
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 9/01/2052	53,296,866	46,995,442
Freddie Mac, UMBS, 5%, 8/01/2052	510,905	493,415
Freddie Mac, UMBS, 4.5%, 9/01/2052	4,969,964	4,666,198
Ginnie Mae, 5.5%, 11/15/2032 - 1/20/2042	774,571	801,656
Ginnie Mae, 6%, 2/15/2034 - 1/15/2038	608,575	631,310
Ginnie Mae, 4.5%, 4/15/2039 - 9/20/2052	47,731,689	45,488,009
Ginnie Mae, 4%, 10/20/2040 - 10/20/2052	43,841,308	40,508,732
Ginnie Mae, 3.5%, 11/15/2040 - 9/20/2052	36,419,152	32,867,434
19

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 3%, 11/20/2044 - 7/20/2052	$51,861,028	$45,550,378
Ginnie Mae, 2.5%, 7/20/2051 - 6/20/2052	59,839,163	50,844,497
Ginnie Mae, 2%, 1/20/2052	14,973,729	12,332,974
Ginnie Mae, 5%, 8/20/2052	8,154,687	7,949,460
Ginnie Mae, TBA, 6%, 12/15/2051	4,625,000	4,643,749
Ginnie Mae, TBA, 3%, 11/15/2052	21,600,000	18,800,438
Ginnie Mae, TBA, 3.5%, 11/15/2052	21,611,608	19,340,476
Ginnie Mae, TBA, 5%, 11/15/2052	56,300,000	54,762,746
UMBS, TBA, 3%, 11/25/2037 - 11/25/2052	23,009,693	20,587,930
UMBS, TBA, 2%, 11/25/2052	22,450,000	17,686,391
UMBS, TBA, 4.5%, 11/25/2052	10,975,000	10,294,207
UMBS, TBA, 5.5%, 11/25/2052 - 12/25/2052	39,400,000	38,819,562
UMBS, TBA, 6%, 11/25/2052 - 12/25/2052	14,875,000	14,917,338
		$1,487,152,491
Municipals – 1.8%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	$2,065,000	$1,993,439
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	24,325,000	20,960,845
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	4,565,000	3,314,307
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, Taxable, “B”, AGM, 0%, 2/15/2023	29,043,000	28,644,995
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	25,254,000	26,851,444
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	9,717,000	8,356,049
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.615%, 6/01/2030	6,320,000	6,783,634
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.765%, 6/01/2040	4,260,000	4,678,890
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	29,316,000	22,943,698
		$124,527,301
Natural Gas - Distribution – 0.6%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$18,261,000	$16,069,897
KeySpan Gas East Corp., 2.742%, 8/15/2026 (n)	13,855,000	12,208,410
NiSource, Inc., 3.6%, 5/01/2030	16,331,000	14,054,557
		$42,332,864
20

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 0.7%
AT&T, Inc., 3.5%, 9/15/2053	$7,351,000	$4,718,091
AT&T, Inc., 3.55%, 9/15/2055	19,066,000	12,132,879
Verizon Communications, Inc., 2.55%, 3/21/2031	26,553,000	20,982,797
Verizon Communications, Inc., 4.272%, 1/15/2036	9,727,000	8,175,742
		$46,009,509
Oils – 0.2%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$9,202,000	$7,253,321
Marathon Petroleum Corp., 5.85%, 12/15/2045	4,349,000	3,677,649
		$10,930,970
Other Banks & Diversified Financials – 1.4%
Bangkok Bank (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034 (n)	$17,102,000	$12,696,210
Citigroup, Inc., 2.666% to 1/29/2030, FLR (SOFR - 1 day + 1.146%) to 1/29/2031	21,877,000	17,398,543
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	7,743,000	7,268,168
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	14,673,000	12,481,161
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	57,968,000	48,174,326
		$98,018,408
Pharmaceuticals – 0.5%
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	$23,655,000	$20,993,812
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	16,685,000	14,696,482
		$35,690,294
Real Estate - Office – 0.6%
Boston Properties Ltd. LP, REIT, 2.55%, 4/01/2032	$29,885,000	$21,489,804
Boston Properties Ltd. LP, REIT, 2.45%, 10/01/2033	27,176,000	18,737,025
		$40,226,829
Retailers – 0.2%
MercadoLibre, Inc., 3.125%, 1/14/2031	$20,686,000	$14,954,116
Specialty Stores – 0.3%
Penske Automotive Group Co., 3.75%, 6/15/2029	$21,146,000	$17,359,809
Telecommunications - Wireless – 1.4%
American Tower Corp., REIT, 3.55%, 7/15/2027	$3,247,000	$2,901,612
Crown Castle International Corp., REIT, 4%, 3/01/2027	1,300,000	1,202,694
Crown Castle, Inc., REIT, 3.7%, 6/15/2026	3,555,000	3,300,008
Crown Castle, Inc., REIT, 3.8%, 2/15/2028	4,492,000	4,049,272
Crown Castle, Inc., REIT, 3.25%, 1/15/2051	1,841,000	1,125,742
21

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Rogers Communications, Inc., 4.5%, 3/15/2042 (n)	$27,147,000	$21,515,881
Rogers Communications, Inc., 4.55%, 3/15/2052 (n)	27,147,000	20,972,580
SBA Communications Corp., 3.125%, 2/01/2029	17,490,000	14,135,943
T-Mobile USA, Inc., 2.55%, 2/15/2031	28,722,000	22,717,283
T-Mobile USA, Inc., 4.375%, 4/15/2040	2,343,000	1,907,975
		$93,828,990
Tobacco – 0.8%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$12,881,000	$12,311,122
B.A.T. Capital Corp., 4.906%, 4/02/2030	2,485,000	2,169,395
B.A.T. Capital Corp., 4.742%, 3/16/2032	26,499,000	22,219,242
B.A.T. International Finance PLC, 4.448%, 3/16/2028	23,935,000	21,198,946
		$57,898,705
Transportation - Services – 0.4%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$13,697,000	$12,886,163
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	11,601,000	11,848,819
		$24,734,982
U.S. Government Agencies and Equivalents – 0.3%
Small Business Administration, 4.35%, 7/01/2023	$10,613	$10,559
Small Business Administration, 4.98%, 11/01/2023	17,449	17,336
Small Business Administration, 4.89%, 12/01/2023	20,964	20,728
Small Business Administration, 4.93%, 1/01/2024	19,858	19,649
Small Business Administration, 4.34%, 3/01/2024	21,913	21,681
Small Business Administration, 5.18%, 5/01/2024	27,928	27,690
Small Business Administration, 5.52%, 6/01/2024	25,600	25,630
Small Business Administration, 5.19%, 7/01/2024	31,874	31,422
Small Business Administration, 4.86%, 10/01/2024	21,189	20,952
Small Business Administration, 4.57%, 6/01/2025	85,913	85,353
Small Business Administration, 4.76%, 9/01/2025	270,460	262,161
Small Business Administration, 5.39%, 12/01/2025	18,063	17,953
Small Business Administration, 5.35%, 2/01/2026	109,022	107,409
Small Business Administration, 3.25%, 11/01/2030	726,385	678,662
Small Business Administration, 2.85%, 9/01/2031	1,094,809	1,008,797
Small Business Administration, 2.37%, 8/01/2032	747,491	670,941
Small Business Administration, 2.13%, 1/01/2033	1,448,886	1,298,113
Small Business Administration, 2.21%, 2/01/2033	383,676	343,432
Small Business Administration, 2.22%, 3/01/2033	1,201,325	1,073,367
Small Business Administration, 2.08%, 4/01/2033	2,206,944	1,967,674
Small Business Administration, 2.45%, 6/01/2033	2,746,829	2,480,815
Small Business Administration, 3.15%, 7/01/2033	3,337,749	3,118,039
Small Business Administration, 3.16%, 8/01/2033	3,513,952	3,293,807
22

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 3.62%, 9/01/2033	$1,678,591	$1,594,771
		$18,196,941
U.S. Treasury Obligations – 19.1%
U.S. Treasury Bonds, 1.125%, 8/15/2040	$27,300,000	$16,157,121
U.S. Treasury Bonds, 1.375%, 11/15/2040	74,100,000	45,777,012
U.S. Treasury Bonds, 1.75%, 8/15/2041	67,500,000	44,054,297
U.S. Treasury Bonds, 2.375%, 2/15/2042	61,700,000	45,050,641
U.S. Treasury Bonds, 2.875%, 5/15/2043	58,777,000	46,073,362
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	29,323,000	21,102,251
U.S. Treasury Bonds, 2.875%, 11/15/2046	27,653,000	21,270,126
U.S. Treasury Bonds, 3%, 2/15/2048	19,900,000	15,714,004
U.S. Treasury Bonds, 2.375%, 11/15/2049	34,500,000	24,110,918
U.S. Treasury Bonds, 1.625%, 11/15/2050	67,800,000	38,773,125
U.S. Treasury Notes, 0.75%, 12/31/2023 (f)	469,300,000	448,603,138
U.S. Treasury Notes, 4.25%, 9/30/2024	396,000,000	393,989,064
U.S. Treasury Notes, 0.875%, 6/30/2026	120,000,000	105,829,687
U.S. Treasury Notes, 2.5%, 3/31/2027	33,400,000	30,988,938
		$1,297,493,684
Utilities - Electric Power – 2.0%
AEP Transmission Co. LLC, 4%, 12/01/2046	$7,457,000	$5,526,890
American Electric Power Co., Inc., 5.95%, 11/01/2032 (w)	13,723,000	13,629,272
Calpine Corp., 3.75%, 3/01/2031 (n)	16,125,000	13,210,801
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	30,284,000	25,180,246
Evergy, Inc., 2.9%, 9/15/2029	3,000,000	2,477,513
FirstEnergy Corp., 2.65%, 3/01/2030	15,914,000	12,865,196
FirstEnergy Corp., 5.35%, 7/15/2047	6,821,000	5,627,871
FirstEnergy Corp., 3.4%, 3/01/2050	9,936,000	6,172,740
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	21,954,000	17,082,846
Pacific Gas & Electric Co., 3%, 6/15/2028	11,170,000	9,190,842
Pacific Gas & Electric Co., 3.3%, 8/01/2040	34,169,000	22,188,582
		$133,152,799
Total Bonds (Identified Cost, $7,638,695,336)		$6,614,480,859
Investment Companies (h) – 4.7%
Money Market Funds – 4.7%
MFS Institutional Money Market Portfolio, 3.02% (v) (Identified Cost, $321,096,202)	321,108,661	$321,108,661

Other Assets, Less Liabilities – (2.0)%		(136,499,403)
Net Assets – 100.0%		$6,799,090,117
23

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $321,108,661 and $6,614,480,859, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,843,307,389, representing 27.1% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ambac Assurance Corp., 5.1%, 6/07/2060	2/14/18	$5,429	$19,326
Bayview Commercial Asset Trust, 0%, 12/25/2036	10/25/06	504	181
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 5.786% (LIBOR - 1mo. + 2.2%), 11/25/2036	11/12/21	5,795,000	5,369,827
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 6.536% (LIBOR - 1mo. + 2.95%), 11/25/2036	11/12/21	6,825,000	6,403,352
Total Restricted Securities			$11,792,686
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
24

Portfolio of Investments (unaudited) – continued
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 10/31/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	2,218	$257,253,344	December – 2022	$7,613,467
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	2,393	$489,088,069	December – 2022	$(10,170,221)
U.S. Treasury Note 5 yr	Long	USD	3,692	393,544,125	December – 2022	(17,175,594)
U.S. Treasury Ultra Bond	Long	USD	2,386	304,587,813	December – 2022	(47,963,412)
						$(75,309,227)
At October 31, 2022, the fund had liquid securities with an aggregate value of $21,167,765 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
25

Financial Statements
Statement of Assets and Liabilities
At 10/31/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $7,638,695,336)	$6,614,480,859
Investments in affiliated issuers, at value (identified cost, $321,096,202)	321,108,661
Cash	734,284
Restricted cash for MBS/TBA	55,391
Receivables for
Investments sold	27,612,521
TBA sale commitments	58,702,142
Fund shares sold	33,293,671
Interest and dividends	41,503,114
Other assets	39,338
Total assets	$7,097,529,981
Liabilities
Payables for
Distributions	$1,230,845
Net daily variation margin on open futures contracts	4,354,253
Investments purchased	7,417,151
TBA purchase commitments	261,260,272
Fund shares reacquired	8,872,604
When-issued investments purchased	13,629,272
Payable to affiliates
Investment adviser	22,718
Administrative services fee	7,004
Shareholder servicing costs	1,351,125
Distribution and service fees	42,871
Accrued expenses and other liabilities	251,749
Total liabilities	$298,439,864
Net assets	$6,799,090,117
Net assets consist of
Paid-in capital	$8,179,720,006
Total distributable earnings (loss)	(1,380,629,889)
Net assets	$6,799,090,117
Shares of beneficial interest outstanding	747,914,843
26

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,115,338,727	232,715,846	$9.09
Class B	3,707,232	407,126	9.11
Class C	43,687,484	4,799,310	9.10
Class I	1,306,030,554	143,675,456	9.09
Class R1	1,518,733	166,816	9.10
Class R2	13,884,405	1,527,681	9.09
Class R3	69,609,245	7,658,593	9.09
Class R4	42,694,367	4,695,362	9.09
Class R6	3,202,619,370	352,268,653	9.09

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.49 [100 / 95.75 x $9.09]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
27

Financial Statements
Statement of Operations
Six months ended 10/31/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$119,346,174
Dividends from affiliated issuers	4,404,438
Other	4,035,798
Foreign taxes withheld	(112)
Total investment income	$127,786,298
Expenses
Management fee	$14,686,479
Distribution and service fees	3,308,028
Shareholder servicing costs	2,188,830
Program manager fees	513
Administrative services fee	357,484
Independent Trustees' compensation	55,541
Custodian fee	161,749
Shareholder communications	187,949
Audit and tax fees	43,521
Legal fees	18,396
Miscellaneous	191,566
Total expenses	$21,200,056
Fees paid indirectly	(18,009)
Reduction of expenses by investment adviser and distributor	(4,200,403)
Net expenses	$16,981,644
Net investment income (loss)	$110,804,654
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(95,096,124)
Affiliated issuers	(16,737)
Futures contracts	(70,583,196)
Net realized gain (loss)	$(165,696,057)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(493,009,642)
Affiliated issuers	12,459
Futures contracts	(30,285,501)
Net unrealized gain (loss)	$(523,282,684)
Net realized and unrealized gain (loss)	$(688,978,741)
Change in net assets from operations	$(578,174,087)
See Notes to Financial Statements
28

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22
Change in net assets
From operations
Net investment income (loss)	$110,804,654	$165,119,175
Net realized gain (loss)	(165,696,057)	(62,366,751)
Net unrealized gain (loss)	(523,282,684)	(806,212,654)
Change in net assets from operations	$(578,174,087)	$(703,460,230)
Total distributions to shareholders	$(104,286,072)	$(282,080,395)
Change in net assets from fund share transactions	$(148,506,100)	$358,268,568
Total change in net assets	$(830,966,259)	$(627,272,057)
Net assets
At beginning of period	7,630,056,376	8,257,328,433
At end of period	$6,799,090,117	$7,630,056,376
See Notes to Financial Statements
29

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$9.99	$11.27	$11.08	$10.62	$10.39	$10.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.20	$0.24	$0.30	$0.30	$0.25
Net realized and unrealized gain (loss)	(0.91)	(1.13)	0.27	0.47	0.23	(0.27)
Total from investment operations	$(0.77)	$(0.93)	$0.51	$0.77	$0.53	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.21)	$(0.28)	$(0.31)	$(0.30)	$(0.26)
From net realized gain	—	(0.14)	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.13)	$(0.35)	$(0.32)	$(0.31)	$(0.30)	$(0.26)
Net asset value, end of period (x)	$9.09	$9.99	$11.27	$11.08	$10.62	$10.39
Total return (%) (r)(s)(t)(x)	(7.76)(n)	(8.46)	4.55	7.30	5.22	(0.22)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78(a)	0.76	0.77	0.79	0.82	0.88
Expenses after expense reductions (f)	0.60(a)	0.60	0.62	0.67	0.69	0.74
Net investment income (loss)	2.87(a)	1.84	2.07	2.69	2.89	2.36
Portfolio turnover	69(n)	185	188	144	60	27
Net assets at end of period (000 omitted)	$2,115,339	$2,426,564	$2,969,273	$2,458,183	$1,967,507	$1,761,171
See Notes to Financial Statements
30

Financial Highlights – continued
Class B	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$10.01	$11.29	$11.10	$10.64	$10.41	$10.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.12	$0.15	$0.22	$0.22	$0.17
Net realized and unrealized gain (loss)	(0.91)	(1.13)	0.27	0.47	0.23	(0.26)
Total from investment operations	$(0.81)	$(1.01)	$0.42	$0.69	$0.45	$(0.09)
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.13)	$(0.19)	$(0.23)	$(0.22)	$(0.18)
From net realized gain	—	(0.14)	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.09)	$(0.27)	$(0.23)	$(0.23)	$(0.22)	$(0.18)
Net asset value, end of period (x)	$9.11	$10.01	$11.29	$11.10	$10.64	$10.41
Total return (%) (r)(s)(t)(x)	(8.09)(n)	(9.13)	3.77	6.50	4.43	(0.87)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53(a)	1.51	1.52	1.54	1.58	1.63
Expenses after expense reductions (f)	1.35(a)	1.35	1.37	1.42	1.44	1.49
Net investment income (loss)	2.11(a)	1.09	1.35	1.97	2.13	1.61
Portfolio turnover	69(n)	185	188	144	60	27
Net assets at end of period (000 omitted)	$3,707	$4,618	$6,865	$9,963	$13,727	$18,207
See Notes to Financial Statements
31

Financial Highlights – continued
Class C	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$10.01	$11.28	$11.10	$10.64	$10.41	$10.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.11	$0.14	$0.20	$0.21	$0.16
Net realized and unrealized gain (loss)	(0.92)	(1.12)	0.26	0.48	0.23	(0.26)
Total from investment operations	$(0.82)	$(1.01)	$0.40	$0.68	$0.44	$(0.10)
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.12)	$(0.18)	$(0.22)	$(0.21)	$(0.17)
From net realized gain	—	(0.14)	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.09)	$(0.26)	$(0.22)	$(0.22)	$(0.21)	$(0.17)
Net asset value, end of period (x)	$9.10	$10.01	$11.28	$11.10	$10.64	$10.41
Total return (%) (r)(s)(t)(x)	(8.24)(n)	(9.14)	3.57	6.40	4.33	(0.97)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53(a)	1.51	1.52	1.55	1.57	1.63
Expenses after expense reductions (f)	1.45(a)	1.45	1.47	1.52	1.54	1.59
Net investment income (loss)	2.01(a)	0.99	1.25	1.85	2.03	1.51
Portfolio turnover	69(n)	185	188	144	60	27
Net assets at end of period (000 omitted)	$43,687	$56,980	$77,610	$99,437	$89,735	$100,768
See Notes to Financial Statements
32

Financial Highlights – continued
Class I	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$9.99	$11.27	$11.09	$10.62	$10.40	$10.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.22	$0.25	$0.31	$0.31	$0.27
Net realized and unrealized gain (loss)	(0.91)	(1.13)	0.26	0.49	0.23	(0.26)
Total from investment operations	$(0.76)	$(0.91)	$0.51	$0.80	$0.54	$0.01
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.23)	$(0.29)	$(0.33)	$(0.32)	$(0.28)
From net realized gain	—	(0.14)	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.14)	$(0.37)	$(0.33)	$(0.33)	$(0.32)	$(0.28)
Net asset value, end of period (x)	$9.09	$9.99	$11.27	$11.09	$10.62	$10.40
Total return (%) (r)(s)(t)(x)	(7.69)(n)	(8.32)	4.61	7.56	5.27	0.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53(a)	0.51	0.52	0.54	0.57	0.63
Expenses after expense reductions (f)	0.45(a)	0.45	0.47	0.52	0.54	0.59
Net investment income (loss)	3.01(a)	1.99	2.22	2.84	3.03	2.51
Portfolio turnover	69(n)	185	188	144	60	27
Net assets at end of period (000 omitted)	$1,306,031	$1,617,089	$1,651,206	$1,513,495	$1,242,812	$1,180,741
See Notes to Financial Statements
33

Financial Highlights – continued
Class R1	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$10.01	$11.28	$11.10	$10.64	$10.41	$10.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.11	$0.14	$0.20	$0.21	$0.16
Net realized and unrealized gain (loss)	(0.92)	(1.12)	0.26	0.48	0.23	(0.26)
Total from investment operations	$(0.82)	$(1.01)	$0.40	$0.68	$0.44	$(0.10)
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.12)	$(0.18)	$(0.22)	$(0.21)	$(0.17)
From net realized gain	—	(0.14)	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.09)	$(0.26)	$(0.22)	$(0.22)	$(0.21)	$(0.17)
Net asset value, end of period (x)	$9.10	$10.01	$11.28	$11.10	$10.64	$10.41
Total return (%) (r)(s)(t)(x)	(8.24)(n)	(9.14)	3.57	6.40	4.33	(0.97)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53(a)	1.51	1.52	1.54	1.57	1.63
Expenses after expense reductions (f)	1.45(a)	1.45	1.47	1.52	1.54	1.59
Net investment income (loss)	2.02(a)	0.99	1.22	1.87	2.06	1.50
Portfolio turnover	69(n)	185	188	144	60	27
Net assets at end of period (000 omitted)	$1,519	$1,641	$1,812	$1,656	$2,005	$1,293
See Notes to Financial Statements
34

Financial Highlights – continued
Class R2	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$9.99	$11.27	$11.08	$10.62	$10.39	$10.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.16	$0.20	$0.26	$0.26	$0.21
Net realized and unrealized gain (loss)	(0.91)	(1.13)	0.27	0.47	0.24	(0.26)
Total from investment operations	$(0.79)	$(0.97)	$0.47	$0.73	$0.50	$(0.05)
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.17)	$(0.24)	$(0.27)	$(0.27)	$(0.22)
From net realized gain	—	(0.14)	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.11)	$(0.31)	$(0.28)	$(0.27)	$(0.27)	$(0.22)
Net asset value, end of period (x)	$9.09	$9.99	$11.27	$11.08	$10.62	$10.39
Total return (%) (r)(s)(t)(x)	(7.92)(n)	(8.79)	4.19	6.93	4.85	(0.48)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03(a)	1.01	1.02	1.04	1.08	1.13
Expenses after expense reductions (f)	0.95(a)	0.95	0.97	1.02	1.04	1.09
Net investment income (loss)	2.51(a)	1.49	1.74	2.36	2.53	2.01
Portfolio turnover	69(n)	185	188	144	60	27
Net assets at end of period (000 omitted)	$13,884	$16,565	$25,398	$27,083	$34,093	$44,339
See Notes to Financial Statements
35

Financial Highlights – continued
Class R3	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$9.99	$11.27	$11.08	$10.62	$10.39	$10.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.19	$0.23	$0.29	$0.29	$0.24
Net realized and unrealized gain (loss)	(0.90)	(1.13)	0.26	0.47	0.23	(0.27)
Total from investment operations	$(0.77)	$(0.94)	$0.49	$0.76	$0.52	$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.20)	$(0.26)	$(0.30)	$(0.29)	$(0.25)
From net realized gain	—	(0.14)	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.13)	$(0.34)	$(0.30)	$(0.30)	$(0.29)	$(0.25)
Net asset value, end of period (x)	$9.09	$9.99	$11.27	$11.08	$10.62	$10.39
Total return (%) (r)(s)(t)(x)	(7.80)(n)	(8.55)	4.44	7.20	5.11	(0.32)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78(a)	0.76	0.77	0.79	0.83	0.88
Expenses after expense reductions (f)	0.70(a)	0.70	0.72	0.77	0.79	0.84
Net investment income (loss)	2.77(a)	1.75	1.98	2.60	2.78	2.25
Portfolio turnover	69(n)	185	188	144	60	27
Net assets at end of period (000 omitted)	$69,609	$79,389	$57,652	$54,433	$49,418	$75,764
See Notes to Financial Statements
36

Financial Highlights – continued
Class R4	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$9.99	$11.27	$11.09	$10.63	$10.40	$10.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.22	$0.26	$0.31	$0.32	$0.27
Net realized and unrealized gain (loss)	(0.91)	(1.13)	0.25	0.48	0.23	(0.26)
Total from investment operations	$(0.76)	$(0.91)	$0.51	$0.79	$0.55	$0.01
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.23)	$(0.29)	$(0.33)	$(0.32)	$(0.28)
From net realized gain	—	(0.14)	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.14)	$(0.37)	$(0.33)	$(0.33)	$(0.32)	$(0.28)
Net asset value, end of period (x)	$9.09	$9.99	$11.27	$11.09	$10.63	$10.40
Total return (%) (r)(s)(t)(x)	(7.69)(n)	(8.32)	4.61	7.46	5.37	0.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53(a)	0.51	0.52	0.54	0.57	0.63
Expenses after expense reductions (f)	0.45(a)	0.45	0.47	0.52	0.54	0.59
Net investment income (loss)	3.01(a)	1.98	2.23	2.85	3.04	2.50
Portfolio turnover	69(n)	185	188	144	60	27
Net assets at end of period (000 omitted)	$42,694	$50,056	$127,449	$131,629	$116,533	$103,144
See Notes to Financial Statements
37

Financial Highlights – continued
Class R6	Six months ended	Year ended
	10/31/22 (unaudited)	4/30/22	4/30/21	4/30/20	4/30/19	4/30/18
Net asset value, beginning of period	$9.99	$11.27	$11.09	$10.62	$10.39	$10.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.23	$0.26	$0.32	$0.33	$0.28
Net realized and unrealized gain (loss)	(0.91)	(1.13)	0.26	0.49	0.23	(0.27)
Total from investment operations	$(0.76)	$(0.90)	$0.52	$0.81	$0.56	$0.01
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.24)	$(0.30)	$(0.34)	$(0.33)	$(0.29)
From net realized gain	—	(0.14)	(0.04)	—	—	—
Total distributions declared to shareholders	$(0.14)	$(0.38)	$(0.34)	$(0.34)	$(0.33)	$(0.29)
Net asset value, end of period (x)	$9.09	$9.99	$11.27	$11.09	$10.62	$10.39
Total return (%) (r)(s)(t)(x)	(7.64)(n)	(8.23)	4.71	7.67	5.49	0.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.43(a)	0.42	0.43	0.45	0.47	0.52
Expenses after expense reductions (f)	0.35(a)	0.35	0.37	0.42	0.44	0.48
Net investment income (loss)	3.12(a)	2.09	2.31	2.95	3.14	2.61
Portfolio turnover	69(n)	185	188	144	60	27
Net assets at end of period (000 omitted)	$3,202,619	$3,359,986	$3,320,149	$2,535,200	$2,232,386	$2,087,409

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
38

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Total Return Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted
39

Notes to Financial Statements (unaudited) - continued
settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of October 31, 2022 in valuing the fund's assets and liabilities:
40

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,315,690,625	$—	$1,315,690,625
Non - U.S. Sovereign Debt	—	9,195,217	—	9,195,217
Municipal Bonds	—	124,527,301	—	124,527,301
U.S. Corporate Bonds	—	1,714,338,452	—	1,714,338,452
Residential Mortgage-Backed Securities	—	1,488,815,402	—	1,488,815,402
Commercial Mortgage-Backed Securities	—	495,544,778	—	495,544,778
Asset-Backed Securities (including CDOs)	—	708,139,501	—	708,139,501
Foreign Bonds	—	758,229,583	—	758,229,583
Mutual Funds	321,108,661	—	—	321,108,661
Total	$321,108,661	$6,614,480,859	$—	$6,935,589,520
Other Financial Instruments
Futures Contracts – Assets	$7,613,467	$—	$—	$7,613,467
Futures Contracts – Liabilities	(75,309,227)	—	—	(75,309,227)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the
41

Notes to Financial Statements (unaudited) - continued
exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2022 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$7,613,467	$(75,309,227)
(a)	Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(70,583,196)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended October 31, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(30,285,501)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements.
42

Notes to Financial Statements (unaudited) - continued
For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Debt obligations may be placed on non-accrual status or
43

Notes to Financial Statements (unaudited) - continued
set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance. At the time that it enters into a TBA transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued
44

Notes to Financial Statements (unaudited) - continued
or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2022, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the
45

Notes to Financial Statements (unaudited) - continued
applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 4/30/22
Ordinary income (including any short-term capital gains)	$198,577,919
Long-term capital gains	83,502,476
Total distributions	$282,080,395
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/22
Cost of investments	$7,963,851,764
Gross appreciation	1,319,457
Gross depreciation	(1,029,581,701)
Net unrealized appreciation (depreciation)	$(1,028,262,244)
As of 4/30/22
Undistributed ordinary income	5,937,227
Post-October capital loss deferral	(132,665,794)
Other temporary differences	(15,483,451)
Net unrealized appreciation (depreciation)	(555,957,712)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares
46

Notes to Financial Statements (unaudited) - continued
will convert to Class A shares approximately eight years after purchase. Effective March 21, 2022, all Class 529B and Class 529C shares were converted into Class 529A shares. Effective May 20, 2022, all Class 529A shares were redeemed.
The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 10/31/22	Year ended 4/30/22
Class A	$30,981,870	$89,650,278
Class B	40,497	149,368
Class C	473,788	1,685,233
Class I	20,709,287	59,932,983
Class R1	14,682	41,979
Class R2	178,693	583,861
Class R3	984,966	2,534,325
Class R4	668,028	2,691,862
Class R6	50,211,304	124,228,123
Class 529A	22,957	520,544
Class 529B	—	2,307
Class 529C	—	59,532
Total	$104,286,072	$282,080,395
(3) Transactions with Affiliates
Note regarding references to Class 529A shares in this “Note (3) Transactions with Affiliates”: Effective May 20, 2022, all Class 529A shares were redeemed. Accordingly, information with respect to Class 529A shares is for the period ending May 20, 2022.
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.50%
In excess of $2.5 billion and up to $5 billion	0.35%
In excess of $5 billion and up to $10 billion	0.34%
In excess of $10 billion	0.33%
The investment adviser has agreed in writing to reduce its management fee to 0.40% of the fund’s average daily net assets annually up to $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2023. For the six months ended October 31, 2022, this management fee reduction amounted to $1,260,262, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement
47

Notes to Financial Statements (unaudited) - continued
will continue at least until August 31, 2023. For the six months ended October 31, 2022, this management fee reduction amounted to $518,952, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2022 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6	529A
0.60%	1.35%	1.45%	0.45%	1.45%	0.95%	0.70%	0.45%	0.36%	0.65%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2023. For the six months ended October 31, 2022, this reduction amounted to $1,264,395, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $28,458 and $49 for the six months ended October 31, 2022, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
48

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$ 2,883,771
Class B	0.75%	0.25%	1.00%	0.90%	20,992
Class C	0.75%	0.25%	1.00%	1.00%	259,176
Class R1	0.75%	0.25%	1.00%	1.00%	7,997
Class R2	0.25%	0.25%	0.50%	0.50%	38,280
Class R3	—	0.25%	0.25%	0.25%	95,249
Class 529A	—	0.25%	0.25%	0.13%	2,563
Total Distribution and Service Fees					$3,308,028
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2022 based on each class's average daily net assets. 0.10% of the Class A, Class B, and Class 529A service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2022, this waiver amounted to $1,153,500, $2,099, and $1,025 for Class A, Class B, and Class 529A shares, respectively, and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2023. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended October 31, 2022, this rebate amounted to $170 for Class 529A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2022, were as follows:
Amount
Class A	$40,274
Class B	1,997
Class C	886
The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. As described above, all Class 529A shares were redeemed on or before May 20, 2022. Accordingly, the foregoing agreement between the fund and MFD was terminated effective May 20, 2022. The services provided by MFD, or a third party with which MFD
49

Notes to Financial Statements (unaudited) - continued
contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended October 31, 2022, were as follows:
Fee
Class 529A	$513
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2022, the fee was $101,002, which equated to 0.0027% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,087,828.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2022 was equivalent to an annual effective rate of 0.0097% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended October 31, 2022, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$4,943,496,096	$4,745,594,496
Non-U.S. Government securities	19,121,170	524,627,688
50

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 10/31/22		Year ended 4/30/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	15,531,225	$150,053,592	42,121,771	$468,763,745
Class B	8,732	86,088	26,727	299,911
Class C	185,393	1,789,172	664,076	7,431,968
Class I	22,149,709	213,462,566	65,731,010	731,418,479
Class R1	29,539	285,247	22,453	250,152
Class R2	114,172	1,087,882	582,902	6,310,304
Class R3	479,302	4,591,462	4,965,372	55,889,840
Class R4	478,374	4,644,173	1,452,461	16,260,647
Class R6	52,020,143	510,075,177	68,359,186	761,560,252
Class 529A	7,712	77,520	522,768	5,662,217
Class 529C	—	—	33,509	377,269
	91,004,301	$886,152,879	184,482,235	$2,054,224,784
Shares issued to shareholders in reinvestment of distributions
Class A	3,134,107	$30,035,634	7,700,492	$85,304,428
Class B	3,963	38,030	11,721	130,321
Class C	45,785	439,350	140,003	1,556,900
Class I	1,647,837	15,803,798	4,047,736	44,799,674
Class R1	1,530	14,646	3,778	41,953
Class R2	18,478	176,978	52,323	580,889
Class R3	102,722	984,178	229,380	2,534,173
Class R4	45,878	440,127	185,712	2,074,661
Class R6	5,145,950	49,319,043	10,982,807	121,553,780
Class 529A	—	—	46,145	510,672
Class 529B	—	—	199	2,228
Class 529C	—	—	5,161	57,837
	10,146,250	$97,251,784	23,405,457	$259,147,516
51

Notes to Financial Statements (unaudited) - continued
	Six months ended 10/31/22		Year ended 4/30/22
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(28,819,680)	$(278,433,301)	(70,462,747)	$(785,055,818)
Class B	(67,013)	(648,921)	(185,265)	(2,036,031)
Class C	(1,126,946)	(10,747,759)	(1,987,554)	(21,944,142)
Class I	(41,965,645)	(406,496,494)	(54,451,566)	(595,979,761)
Class R1	(28,287)	(273,004)	(22,731)	(249,837)
Class R2	(263,180)	(2,532,800)	(1,231,438)	(13,612,746)
Class R3	(869,866)	(8,343,380)	(2,364,537)	(26,013,097)
Class R4	(837,260)	(8,101,578)	(7,935,459)	(89,290,421)
Class R6	(41,128,617)	(399,196,865)	(37,685,221)	(413,764,938)
Class 529A	(1,725,772)	(17,136,661)	(336,469)	(3,728,699)
Class 529B	—	—	(8,458)	(90,040)
Class 529C	—	—	(312,958)	(3,338,202)
	(116,832,266)	$(1,131,910,763)	(176,984,403)	$(1,955,103,732)
Net change
Class A	(10,154,348)	$(98,344,075)	(20,640,484)	$(230,987,645)
Class B	(54,318)	(524,803)	(146,817)	(1,605,799)
Class C	(895,768)	(8,519,237)	(1,183,475)	(12,955,274)
Class I	(18,168,099)	(177,230,130)	15,327,180	180,238,392
Class R1	2,782	26,889	3,500	42,268
Class R2	(130,530)	(1,267,940)	(596,213)	(6,721,553)
Class R3	(287,842)	(2,767,740)	2,830,215	32,410,916
Class R4	(313,008)	(3,017,278)	(6,297,286)	(70,955,113)
Class R6	16,037,476	160,197,355	41,656,772	469,349,094
Class 529A	(1,718,060)	(17,059,141)	232,444	2,444,190
Class 529B	—	—	(8,259)	(87,812)
Class 529C	—	—	(274,288)	(2,903,096)
	(15,681,715)	$(148,506,100)	30,903,289	$358,268,568
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 8%, 8%, 2%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
52

Notes to Financial Statements (unaudited) - continued
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares were closed to new and existing investors subject to certain exceptions. Effective after the close of business on March 18, 2022, all sales of Class 529B and Class 529C shares were suspended, and Class 529B and Class 529C shares were converted into Class 529A shares of the fund effective March 21, 2022. Effective after the close of business on May 13, 2022, all sales and redemptions of Class 529A shares were suspended, and all Class 529A shares were redeemed on May 20, 2022.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 16, 2023 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2022, the fund’s commitment fee and interest expense were $17,524 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$663,218,414	$763,961,133	$1,106,066,608	$(16,737)	$12,459	$321,108,661

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,404,438	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication
53

Notes to Financial Statements (unaudited) - continued
of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
54

Board Review of Investment Advisory Agreement
MFS Total Return Bond Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2022 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2021 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about
55

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2021, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 2nd quintile for the three-year period ended December 31, 2021 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS has agreed in writing to reduce its advisory fee, and that MFS currently observes an expense limitation for the Fund, each of which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into
56

Board Review of Investment Advisory Agreement - continued
account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $2.5 billion, $5 billion, and $10 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
57

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2022.
58

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
59

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or

240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: December 15, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: December 15, 2022

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 15, 2022

* Print name and title of each signing officer under his or her signature.